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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 52.2%
CONSUMER DISCRETIONARY — 6.5%
Auto Components — 0.3%
	Autoliv, Inc. (a)	1,730	89,147
	BorgWarner, Inc. (a)	2,335	89,150
	Bridgestone Corp.	14,200	242,413
	Goodyear Tire & Rubber Co. (a)	1,400	17,696
Auto Components Total			438,406
Automobiles — 0.1%
	Suzuki Motor Corp.	5,700	125,779
Automobiles Total			125,779
Distributors — 0.2%
	CFAO SA (a)	1,795	66,890
	Li & Fung Ltd.	50,000	245,677
Distributors Total			312,567
Diversified Consumer Services — 0.1%
	Apollo Group, Inc., Class A (a)	295	18,080
	Capella Education Co. (a)	190	17,640
	Grand Canyon Education, Inc. (a)	580	15,161
	Regis Corp.	650	12,142
Diversified Consumer Services Total			63,023
Hotels, Restaurants & Leisure — 1.5%
	Benihana, Inc., Class A (a)	1,220	7,930
	BJ’s Restaurants, Inc. (a)	545	12,698
	Bob Evans Farms, Inc.	430	13,291
	Buffalo Wild Wings, Inc. (a)	725	34,880
	California Pizza Kitchen, Inc. (a)	835	14,020
	Carnival Corp.	7,700	299,376
	Carnival PLC	3,478	142,766
	CEC Entertainment, Inc. (a)	240	9,142
	Ctrip.com International Ltd., ADR (a)	5,880	230,496
	Home Inns & Hotels Management, Inc., ADR (a)	400	13,096
	International Game Technology	1,458	26,900
	Jack in the Box, Inc. (a)	370	8,714
	Las Vegas Sands Corp. (a)	5,570	117,805
	McDonald’s Corp.	4,502	300,373
	Red Robin Gourmet Burgers, Inc. (a)	400	9,776
	Royal Caribbean Cruises Ltd. (a)	1,925	63,506
	Starbucks Corp. (a)	8,670	210,421
	Starwood Hotels & Resorts Worldwide, Inc.	8,208	382,821
	WMS Industries, Inc. (a)	440	18,454

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Wynn Resorts Ltd. (a)	280	21,232
Hotels, Restaurants & Leisure Total			1,937,697
Household Durables — 0.2%
	American Greetings Corp., Class A	410	8,544
	Cavco Industries, Inc. (a)	252	8,603
	CSS Industries, Inc.	460	9,246
	D.R. Horton, Inc.	8,975	113,085
	Harman International Industries, Inc. (a)	206	9,637
	Stanley Black & Decker, Inc.	675	38,752
	Tempur-Pedic International, Inc. (a)	3,320	100,131
	Tupperware Brands Corp.	330	15,913
Household Durables Total			303,911
Internet & Catalog Retail — 0.5%
	Amazon.com, Inc. (a)	2,490	337,968
	Blue Nile, Inc. (a)	280	15,406
	NetFlix, Inc. (a)	445	32,814
	priceline.com, Inc. (a)	570	145,350
	Rakuten, Inc.	76	54,953
Internet & Catalog Retail Total			586,491
Leisure Equipment & Products — 0.1%
	Brunswick Corp.	414	6,612
	Hasbro, Inc.	1,350	51,678
	JAKKS Pacific, Inc. (a)	640	8,352
Leisure Equipment & Products Total			66,642
Media — 0.6%
	CBS Corp., Class B	1,345	18,749
	DISH Network Corp., Class A	1,400	29,148
	DreamWorks Animation SKG, Inc., Class A (a)	1,385	54,555
	Entercom Communications Corp., Class A (a)	1,655	19,678
	Gannett Co., Inc.	1,132	18,701
	Imax Corp. (a)	1,405	25,276
	Knology, Inc. (a)	831	11,169
	Lamar Advertising Co., Class A (a)	1,140	39,159
	McGraw-Hill Companies, Inc.	880	31,372
	Reed Elsevier NV	21,627	262,836
	Scholastic Corp.	370	10,360
	Viacom, Inc., Class B (a)	5,730	196,997
Media Total			718,000

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 0.8%
	Big Lots, Inc. (a)	610	22,216
	J.C. Penney Co., Inc.	8,050	258,969
	Nordstrom, Inc.	6,425	262,461
	Target Corp.	8,460	444,996
Multiline Retail Total			988,642
Specialty Retail — 1.4%
	America’s Car-Mart, Inc. (a)	366	8,828
	American Eagle Outfitters, Inc.	1,600	29,632
	AnnTaylor Stores Corp. (a)	543	11,240
	Best Buy Co., Inc.	2,710	115,283
	Christopher & Banks Corp.	1,170	9,360
	Dick’s Sporting Goods, Inc. (a)	2,870	74,936
	Finish Line, Inc., Class A	850	13,872
	Foot Locker, Inc.	4,060	61,062
	GameStop Corp., Class A (a)	5,018	109,944
	Guess?, Inc.	590	27,718
	J Crew Group, Inc. (a)	345	15,836
	Jo-Ann Stores, Inc. (a)	665	27,917
	Lowe’s Companies, Inc.	24,500	593,880
	Lumber Liquidators Holdings, Inc. (a)	710	18,936
	Men’s Wearhouse, Inc.	508	12,162
	O’Reilly Automotive, Inc. (a)	5,950	248,174
	OfficeMax, Inc. (a)	830	13,629
	Pacific Sunwear of California, Inc. (a)	3,694	19,615
	Rent-A-Center, Inc. (a)	779	18,423
	Shoe Carnival, Inc. (a)	521	11,910
	Tiffany & Co.	640	30,394
	TJX Companies, Inc.	5,290	224,931
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	805	18,209
	Urban Outfitters, Inc. (a)	1,065	40,502
Specialty Retail Total			1,756,393
Textiles, Apparel & Luxury Goods — 0.7%
	Coach, Inc.	505	19,958
	Deckers Outdoor Corp. (a)	160	22,080
	Fossil, Inc. (a)	325	12,266
	Hanesbrands, Inc. (a)	2,035	56,614
	Jones Apparel Group, Inc.	1,800	34,236
	Lululemon Athletica, Inc. (a)	3,553	147,449
	LVMH Moet Hennessy Louis Vuitton SA	1,422	166,211

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Movado Group, Inc.	730	8,234
	NIKE, Inc., Class B	2,900	213,150
	Swatch Group AG	465	148,267
	Warnaco Group, Inc. (a)	290	13,836
	Wolverine World Wide, Inc.	250	7,290
Textiles, Apparel & Luxury Goods Total			849,591
CONSUMER DISCRETIONARY TOTAL			8,147,142
CONSUMER STAPLES — 3.8%
Beverages — 0.6%
	Diageo PLC, ADR	4,708	317,554
	Fomento Economico Mexicano SAB de CV, ADR	575	27,330
	PepsiCo, Inc.	6,300	416,808
Beverages Total			761,692
Food & Staples Retailing — 0.4%
	Casey’s General Stores, Inc.	450	14,130
	Costco Wholesale Corp.	4,080	243,617
	Ruddick Corp.	320	10,125
	Spartan Stores, Inc.	408	5,883
	Wal-Mart Stores, Inc.	3,910	217,396
Food & Staples Retailing Total			491,151
Food Products — 0.6%
	Fresh Del Monte Produce, Inc. (a)	829	16,787
	Green Mountain Coffee Roasters, Inc. (a)	215	20,816
	H.J. Heinz Co.	1,070	48,803
	J.M. Smucker Co.	4,438	267,434
	Mead Johnson Nutrition Co., Class A	1,750	91,053
	Nestle SA, Registered Shares	5,807	297,399
Food Products Total			742,292
Household Products — 0.8%
	Clorox Co.	920	59,009
	Procter & Gamble Co.	11,650	737,096
	Reckitt Benckiser Group PLC	2,932	160,931
Household Products Total			957,036
Personal Products — 0.4%
	Avon Products, Inc.	10,186	345,000
	Elizabeth Arden, Inc. (a)	625	11,250
	Estée Lauder Companies, Inc., Class A	2,255	146,282

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Herbalife Ltd.	695	32,053
Personal Products Total			534,585
Tobacco — 1.0%
	Japan Tobacco, Inc.	120	446,679
	Philip Morris International, Inc.	14,199	740,620
Tobacco Total			1,187,299
CONSUMER STAPLES TOTAL			4,674,055
ENERGY — 5.7%
Energy Equipment & Services — 1.3%
	Baker Hughes, Inc.	2,700	126,468
	Cameron International Corp. (a)	1,627	69,733
	Core Laboratories N.V.	260	34,008
	Dawson Geophysical Co. (a)	300	8,772
	Diamond Offshore Drilling, Inc.	355	31,528
	Ensco International PLC, ADR	600	26,868
	FMC Technologies, Inc. (a)	390	25,206
	Gulf Island Fabrication, Inc.	470	10,223
	Halliburton Co.	12,872	387,833
	John Wood Group PLC	24,741	136,436
	Key Energy Services, Inc. (a)	4,670	44,598
	Lufkin Industries, Inc.	90	7,124
	Matrix Service Co. (a)	690	7,424
	Nabors Industries Ltd. (a)	16,833	330,432
	National-Oilwell Varco, Inc.	405	16,435
	Noble Corp. (a)	975	40,774
	Oceaneering International, Inc. (a)	790	50,157
	Patterson-UTI Energy, Inc.	540	7,544
	Pioneer Drilling Co. (a)	1,392	9,800
	Pride International, Inc. (a)	1,450	43,659
	Schlumberger Ltd.	1,165	73,931
	T-3 Energy Services, Inc. (a)	360	8,842
	Tetra Technologies, Inc. (a)	1,175	14,359
	TGC Industries, Inc. (a)	933	3,769
	Tidewater, Inc.	230	10,872
	Transocean Ltd. (a)	1,607	138,813
	Union Drilling, Inc. (a)	1,385	8,532
	Willbros Group, Inc. (a)	930	11,169
Energy Equipment & Services Total			1,685,309
Oil, Gas & Consumable Fuels — 4.4%
	Alpha Natural Resources, Inc. (a)	5,080	253,441
	Anadarko Petroleum Corp.	4,899	356,794

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Apache Corp.	6,070	616,105
	Arena Resources, Inc. (a)	1,269	42,385
	Berry Petroleum Co., Class A	300	8,448
	BG Group PLC	16,151	279,527
	Bill Barrett Corp. (a)	280	8,599
	Brigham Exploration Co. (a)	1,837	29,300
	Cabot Oil & Gas Corp.	3,555	130,824
	Cairn Energy PLC (a)	29,016	183,612
	Callon Petroleum Co. (a)	2,325	12,462
	Canadian Natural Resources Ltd.	933	69,079
	Carrizo Oil & Gas, Inc. (a)	800	18,360
	Chevron Corp.	9,830	745,409
	Clean Energy Fuels Corp. (a)	770	17,541
	Concho Resources, Inc. (a)	1,613	81,231
	ConocoPhillips	933	47,742
	Continental Resources, Inc. (a)	4,070	173,178
	Denbury Resources, Inc. (a)	2,635	44,452
	Energy XXI Bermuda Ltd. (a)	1,440	25,790
	EOG Resources, Inc.	3,855	358,284
	EXCO Resources, Inc.	2,320	42,642
	Exxon Mobil Corp.	1,280	85,734
	Forest Oil Corp. (a)	1,455	37,568
	Green Plains Renewable Energy, Inc. (a)	2,336	33,335
	Hess Corp.	925	57,859
	Holly Corp.	380	10,606
	Karoon Gas Australia Ltd. (a)	9,103	70,168
	Mariner Energy, Inc. (a)	650	9,731
	Massey Energy Co.	397	20,759
	Newfield Exploration Co. (a)	1,620	84,321
	Noble Energy, Inc.	466	34,018
	Northern Oil & Gas, Inc. (a)	4,660	73,861
	Occidental Petroleum Corp.	6,195	523,725
	Oilsands Quest, Inc. (a)	11,630	8,597
	Overseas Shipholding Group, Inc.	930	36,484
	Peabody Energy Corp.	2,430	111,051
	PetroHawk Energy Corp. (a)	3,064	62,138
	Petroleo Brasileiro SA, ADR	3,479	154,781
	Pioneer Natural Resources Co.	1,388	78,172
	Plains Exploration & Production Co. (a)	470	14,095

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Range Resources Corp.	465	21,795
	Southwestern Energy Co. (a)	1,045	42,552
	Spectra Energy Corp.	3,495	78,742
	Stone Energy Corp. (a)	649	11,520
	Suncor Energy, Inc.	1,632	53,105
	Swift Energy Co. (a)	480	14,755
	Williams Companies, Inc.	7,825	180,757
	World Fuel Services Corp.	415	11,056
Oil, Gas & Consumable Fuels Total			5,466,490
ENERGY TOTAL			7,151,799
FINANCIALS — 7.9%
Capital Markets — 1.7%
	Affiliated Managers Group, Inc. (a)	390	30,810
	Ameriprise Financial, Inc.	650	29,484
	Credit Suisse Group AG, Registered Shares	4,359	224,689
	FBR Capital Markets Corp. (a)	2,186	9,946
	Federated Investors, Inc., Class B	273	7,202
	Franklin Resources, Inc.	2,380	263,942
	Goldman Sachs Group, Inc.	3,980	679,108
	Investment Technology Group, Inc. (a)	795	13,269
	Janus Capital Group, Inc.	1,315	18,791
	Knight Capital Group, Inc., Class A (a)	840	12,810
	Mass Financial Corp., Class A (a)	1,276	11,841
	Morgan Stanley	15,180	444,622
	optionsXpress Holdings, Inc. (a)	580	9,448
	Piper Jaffray Companies, Inc. (a)	220	8,866
	Raymond James Financial, Inc.	1,389	37,142
	T. Rowe Price Group, Inc.	2,880	158,198
	TD Ameritrade Holding Corp. (a)	3,620	68,997
	Waddell & Reed Financial, Inc., Class A	2,616	94,281
Capital Markets Total			2,123,446
Commercial Banks — 2.5%
	BancFirst Corp.	282	11,819
	Banco Santander SA	14,895	197,961
	BancTrust Financial Group, Inc.	840	4,074
	BB&T Corp.	7,865	254,747
	Bryn Mawr Bank Corp.	538	9,765
	Chemical Financial Corp.	730	17,243
	City National Corp.	775	41,827
	Columbia Banking System, Inc.	639	12,978

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Comerica, Inc.	1,475	56,109
	Community Trust Bancorp, Inc.	416	11,269
	Cullen/Frost Bankers, Inc.	975	54,405
	East West Bancorp, Inc.	745	12,978
	Fifth Third Bancorp.	17,140	232,933
	First Citizens BancShares, Inc., Class A	103	20,472
	First Commonwealth Financial Corp.	2,598	17,433
	First Financial Corp.Indiana	469	13,582
	First National Bank of Alaska	6	10,680
	Investors Bancorp, Inc. (a)	774	10,217
	Merchants Bancshares, Inc.	465	10,095
	Mitsubishi UFJ Financial Group, Inc.	46,900	245,812
	National Bank of Greece SA (a)	4,612	92,815
	Northfield Bancorp, Inc.	692	10,020
	Northrim BanCorp, Inc.	561	9,582
	PNC Financial Services Group, Inc.	6,065	362,080
	Signature Bank (a)	570	21,118
	Societe Generale	3,119	196,163
	SVB Financial Group (a)	908	42,367
	TCF Financial Corp.	3,525	56,188
	U.S. Bancorp	17,993	465,659
	Wells Fargo & Co.	14,374	447,319
	West Coast Bancorp	1,884	4,861
	Whitney Holding Corp.	650	8,964
	Zions Bancorporation	5,100	111,282
Commercial Banks Total			3,074,817
Consumer Finance — 0.5%
	American Express Co.	11,500	474,490
	Cash America International, Inc.	500	19,740
	Discover Financial Services	5,961	88,819
	Ezcorp, Inc., Class A (a)	675	13,905
	Shriram Transport Finance Co. Ltd.	3,990	46,659
Consumer Finance Total			643,613
Diversified Financial Services — 0.7%
	IntercontinentalExchange, Inc. (a)	175	19,632
	JPMorgan Chase & Co.	17,306	774,443
	Medallion Financial Corp.	862	6,862
	Moody’s Corp.	670	19,932

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Pico Holdings, Inc. (a)	200	7,438
Diversified Financial Services Total			828,307
Insurance — 1.3%
	ACE Ltd.	3,600	188,280
	American Safety Insurance Holdings Ltd. (a)	640	10,618
	Amerisafe, Inc. (a)	600	9,822
	Argo Group International Holdings Ltd.	410	13,362
	Assured Guaranty Ltd.	900	19,773
	Axis Capital Holdings Ltd.	5,450	170,367
	Baldwin & Lyons, Inc., Class B	460	11,081
	Catlin Group Ltd.	14,753	80,640
	CNA Surety Corp. (a)	810	14,410
	EMC Insurance Group, Inc.	506	11,395
	FBL Financial Group, Inc., Class A	560	13,709
	First Mercury Financial Corp.	891	11,610
	Genworth Financial, Inc., Class A (a)	1,900	34,846
	Harleysville Group, Inc.	280	9,453
	Horace Mann Educators Corp.	1,040	15,662
	Lincoln National Corp.	1,129	34,660
	National Western Life Insurance Co., Class A	47	8,664
	Navigators Group, Inc. (a)	356	14,002
	Old Republic International Corp.	580	7,354
	Primerica, Inc. (a)	152	2,280
	Prudential Financial, Inc.	10,174	615,527
	Prudential PLC	13,162	109,354
	Reinsurance Group of America, Inc.	1,325	69,589
	RLI Corp.	184	10,492
	Safety Insurance Group, Inc.	460	17,328
	Stewart Information Services Corp.	670	9,246
	United America Indemnity Ltd., Class A (a)	2,757	26,385
	United Fire & Casualty Co.	829	14,914
	XL Capital Ltd., Class A	6,730	127,197
Insurance Total			1,682,020
Real Estate Investment Trusts (REITs) — 0.8%
	Alexandria Real Estate Equities, Inc.	600	40,560
	Boston Properties, Inc.	600	45,264
	DCT Industrial Trust, Inc.	2,208	11,548
	DiamondRock Hospitality Co. (a)	1,746	17,652
	Digital Realty Trust, Inc.	475	25,745

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Equity Residential Property Trust	4,375	171,281
	FelCor Lodging Trust, Inc. (a)	3,010	17,157
	Franklin Street Properties Corp.	948	13,680
	Getty Realty Corp.	320	7,488
	Host Hotels & Resorts, Inc.	2,403	35,204
	National Health Investors, Inc.	426	16,512
	Nationwide Health Properties, Inc.	530	18,629
	Pebblebrook Hotel Trust (a)	550	11,567
	Plum Creek Timber Co., Inc.	520	20,233
	Potlatch Corp.	530	18,571
	ProLogis	2,050	27,060
	Rayonier, Inc.	4,300	195,349
	Simon Property Group, Inc.	2,073	173,925
	Starwood Property Trust, Inc.	620	11,966
	Sunstone Hotel Investors, Inc. (a)	1,301	14,532
	Taubman Centers, Inc.	700	27,944
	Universal Health Realty Income Trust	370	13,076
	Urstadt Biddle Properties, Inc., Class A	710	11,225
	Vornado Realty Trust	509	38,531
Real Estate Investment Trusts (REITs) Total			984,699
Real Estate Management & Development — 0.0%
	Avatar Holdings, Inc. (a)	503	10,935
	Maui Land & Pineapple Co., Inc. (a)	388	2,417
Real Estate Management & Development Total			13,352
Thrifts & Mortgage Finance — 0.4%
	Bank Mutual Corp.	2,066	13,429
	BankFinancial Corp.	1,132	10,380
	Beneficial Mutual Bancorp, Inc. (a)	1,326	12,570
	Brookline Bancorp, Inc.	1,330	14,151
	Clifton Savings Bancorp, Inc.	843	7,815
	ESSA Bancorp, Inc.	594	7,449
	Home Federal Bancorp, Inc.	1,105	16,034
	Housing Development Finance Corp., Ltd.	6,029	364,667
	People’s United Financial, Inc.	1,080	16,891
	TrustCo Bank Corp. NY	1,210	7,466
	United Financial Bancorp, Inc.	660	9,227
	Washington Federal, Inc.	690	14,021

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Westfield Financial, Inc.	1,457	13,390
Thrifts & Mortgage Finance Total			507,490
FINANCIALS TOTAL			9,857,744
HEALTH CARE — 5.8%
Biotechnology — 0.8%
	Acorda Therapeutics, Inc. (a)	415	14,193
	Alexion Pharmaceuticals, Inc. (a)	904	49,150
	Celgene Corp. (a)	4,110	254,656
	CSL Ltd.	5,189	173,468
	Cubist Pharmaceuticals, Inc. (a)	630	14,200
	Dendreon Corp. (a)	3,725	135,851
	Gilead Sciences, Inc. (a)	2,260	102,785
	Halozyme Therapeutics, Inc. (a)	1,425	11,386
	Human Genome Sciences, Inc. (a)	1,019	30,774
	Ironwood Pharmaceuticals, Inc. (a)	460	6,219
	Isis Pharmaceuticals, Inc. (a)	1,445	15,779
	Momenta Pharmaceuticals, Inc. (a)	790	11,826
	Myriad Genetics, Inc. (a)	760	18,278
	NeuroSearch AS (a)(b)	1,040	31,888
	Onyx Pharmaceuticals, Inc. (a)	1,403	42,483
	Seattle Genetics, Inc. (a)	1,135	13,552
	Vertex Pharmaceuticals, Inc. (a)	2,950	120,567
Biotechnology Total			1,047,055
Health Care Equipment & Supplies — 1.0%
	Analogic Corp.	170	7,264
	Beckman Coulter, Inc.	345	21,666
	C.R. Bard, Inc.	1,930	167,177
	Cantel Medical Corp.	356	7,067
	CareFusion Corp. (a)	5,860	154,880
	Conceptus, Inc. (a)	585	11,677
	Cooper Companies, Inc.	575	22,356
	Cutera, Inc. (a)	685	7,103
	DexCom, Inc. (a)	1,430	13,914
	Edwards Lifesciences Corp. (a)	1,140	112,723
	Gen-Probe, Inc. (a)	530	26,500
	Hospira, Inc. (a)	4,470	253,225
	ICU Medical, Inc. (a)	340	11,713
	Insulet Corp. (a)	975	14,713
	Intuitive Surgical, Inc. (a)	95	33,072
	Kensey Nash Corp. (a)	287	6,770
	Masimo Corp. (a)	921	24,452

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Mindray Medical International Ltd., ADR	6,399	233,052
	NuVasive, Inc. (a)	749	33,855
	St. Jude Medical, Inc. (a)	2,080	85,384
	Symmetry Medical, Inc. (a)	850	8,534
	Syneron Medical Ltd. (a)	810	8,853
	Teleflex, Inc.	525	33,637
	Thoratec Corp. (a)	815	27,262
	Young Innovations, Inc.	237	6,674
Health Care Equipment & Supplies Total			1,333,523
Health Care Providers & Services — 1.3%
	AmerisourceBergen Corp.	1,175	33,981
	AmSurg Corp. (a)	375	8,096
	Brookdale Senior Living, Inc. (a)	1,570	32,703
	Cardinal Health, Inc.	5,930	213,658
	Catalyst Health Solutions, Inc. (a)	339	14,028
	CIGNA Corp.	510	18,656
	Community Health Systems, Inc. (a)	950	35,083
	Express Scripts, Inc. (a)	1,915	194,870
	Genoptix, Inc. (a)	300	10,647
	Healthspring, Inc. (a)	853	15,013
	HMS Holdings Corp. (a)	365	18,611
	IPC The Hospitalist Co., Inc. (a)	845	29,668
	Kindred Healthcare, Inc. (a)	650	11,733
	Laboratory Corp. of America Holdings (a)	755	57,161
	LHC Group, Inc. (a)	535	17,939
	Magellan Health Services, Inc. (a)	250	10,870
	Medcath Corp. (a)	850	8,900
	Medco Health Solutions, Inc. (a)	7,400	477,744
	Mednax, Inc. (a)	755	43,933
	NovaMed, Inc. (a)	1,593	5,416
	Owens & Minor, Inc.	180	8,350
	Patterson Companies, Inc.	870	27,014
	PSS World Medical, Inc. (a)	760	17,868
	Res-Care, Inc. (a)	874	10,479
	Skilled Healthcare Group, Inc., Class A (a)	1,400	8,638
	Triple-S Management Corp., Class B (a)	480	8,520
	U.S. Physical Therapy, Inc. (a)	410	7,134

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	UnitedHealth Group, Inc. (a)	4,650	151,915
	Universal Health Services, Inc., Class B	2,630	92,287
	VCA Antech, Inc. (a)	935	26,208
Health Care Providers & Services Total			1,617,123
Health Care Technology — 0.1%
	Cerner Corp. (a)	225	19,138
	Medidata Solutions, Inc. (a)	730	11,096
	Omnicell, Inc. (a)	2,285	32,059
	Quality Systems, Inc.	205	12,595
Health Care Technology Total			74,888
Life Sciences Tools & Services — 1.1%
	ICON PLC, ADR (a)	2,497	65,921
	Illumina, Inc. (a)	1,566	60,917
	Life Technologies Corp. (a)	6,850	358,049
	Mettler-Toledo International, Inc. (a)	250	27,300
	Millipore Corp. (a)	600	63,360
	Qiagen N.V. (a)	9,179	211,379
	QIAGEN N.V. (a)	4,430	101,846
	Thermo Fisher Scientific, Inc. (a)	8,956	460,697
Life Sciences Tools & Services Total			1,349,469
Pharmaceuticals — 1.5%
	Abbott Laboratories	8,790	463,057
	Allergan, Inc.	3,510	229,273
	Ardea Biosciences, Inc. (a)	605	11,047
	Impax Laboratories, Inc. (a)	1,120	20,026
	Merck & Co., Inc.	4,517	168,710
	Mylan, Inc. (a)	7,370	167,373
	Novo-Nordisk A/S, Class B	3,175	246,371
	Perrigo Co.	650	38,168
	Pfizer, Inc.	16,100	276,115
	Roche Holding AG, Genusschein Shares	1,156	187,477
	Salix Pharmaceuticals Ltd. (a)	620	23,095
	Watson Pharmaceuticals, Inc. (a)	500	20,885
Pharmaceuticals Total			1,851,597
HEALTH CARE TOTAL			7,273,655
INDUSTRIALS — 6.8%
Aerospace & Defense — 1.2%
	AAR Corp. (a)	401	9,953
	AerCap Holdings NV (a)	3,065	35,309
	BE Aerospace, Inc. (a)	945	28,775

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Ceradyne, Inc. (a)	510	11,572
	Esterline Technologies Corp. (a)	250	12,358
	General Dynamics Corp.	1,300	100,360
	Global Defense Technology & Systems, Inc. (a)	760	10,184
	Goodrich Corp.	1,400	98,728
	Honeywell International, Inc.	5,900	267,093
	ITT Corp.	370	19,836
	L-3 Communications Holdings, Inc.	2,075	190,132
	Ladish Co., Inc. (a)	630	12,701
	LMI Aerospace, Inc. (a)	980	18,208
	Precision Castparts Corp.	440	55,752
	Teledyne Technologies, Inc. (a)	323	13,330
	United Technologies Corp.	7,662	564,000
Aerospace & Defense Total			1,448,291
Air Freight & Logistics — 0.3%
	Atlas Air Worldwide Holdings, Inc. (a)	195	10,345
	FedEx Corp.	1,800	168,120
	Forward Air Corp.	500	13,150
	Pacer International, Inc. (a)	1,445	8,699
	United Parcel Service, Inc., Class B	3,210	206,756
Air Freight & Logistics Total			407,070
Airlines — 0.1%
	AMR Corp. (a)	2,650	24,141
	Delta Air Lines, Inc. (a)	3,220	46,980
	Skywest, Inc.	760	10,853
	UAL Corp. (a)	870	17,009
Airlines Total			98,983
Building Products — 0.2%
	Ameron International Corp.	151	9,496
	Lennox International, Inc.	180	7,978
	Masco Corp.	12,370	191,983
	NCI Building Systems, Inc. (a)	160	1,766
	Universal Forest Products, Inc.	260	10,015
Building Products Total			221,238
Commercial Services & Supplies — 0.1%
	ABM Industries, Inc.	410	8,692
	ACCO Brands Corp. (a)	1,685	12,907
	ATC Technology Corp. (a)	440	7,550
	Consolidated Graphics, Inc. (a)	320	13,251

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Ennis, Inc.	539	8,770
	Stericycle, Inc. (a)	495	26,978
	Tetra Tech, Inc. (a)	660	15,206
	United Stationers, Inc. (a)	220	12,947
Commercial Services & Supplies Total			106,301
Construction & Engineering — 0.3%
	Comfort Systems USA, Inc.	698	8,718
	Dycom Industries, Inc. (a)	1,090	9,559
	EMCOR Group, Inc. (a)	600	14,778
	Fluor Corp.	2,895	134,647
	Foster Wheeler AG (a)	5,375	145,878
	KBR, Inc.	540	11,966
	KHD Humboldt Wedag International AG	154	1,133
	Layne Christensen Co. (a)	320	8,547
	Pike Electric Corp. (a)	2,376	22,144
	Sterling Construction Co., Inc. (a)	1,274	20,027
Construction & Engineering Total			377,397
Electrical Equipment — 0.8%
	A.O. Smith Corp.	260	13,668
	ABB Ltd., Registered Shares (a)	11,086	242,138
	Acuity Brands, Inc.	230	9,708
	AMETEK, Inc.	475	19,694
	Baldor Electric Co.	500	18,700
	Belden, Inc.	440	12,082
	Cooper Industries PLC, Class A	675	32,359
	Dongfang Electrical Machinery Co., Ltd., Class H	58	326
	First Solar, Inc. (a)	175	21,464
	Fushi Copperweld, Inc. (a)	2,325	26,087
	GrafTech International Ltd. (a)	2,524	34,503
	Prysmian SpA	9,732	191,253
	Roper Industries, Inc.	425	24,582
	Trina Solar Ltd., ADR (a)	2,700	65,907
	Vestas Wind Systems A/S (a)	5,474	297,446
Electrical Equipment Total			1,009,917
Industrial Conglomerates — 0.8%
	General Electric Co.	27,071	492,692
	MAX India Ltd. (a)	46,190	213,074
	McDermott International, Inc. (a)	3,487	93,870
	Tyco International Ltd.	4,080	156,060
Industrial Conglomerates Total			955,696

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 2.0%
	Astec Industries, Inc. (a)	336	9,731
	Bucyrus International, Inc.	2,320	153,097
	CIRCOR International, Inc.	300	9,963
	Columbus McKinnon Corp. (a)	760	12,061
	Cummins, Inc.	1,895	117,395
	Eaton Corp.	1,800	136,386
	EnPro Industries, Inc. (a)	460	13,377
	Flowserve Corp.	1,390	153,275
	FreightCar America, Inc.	343	8,287
	GEA Group AG	4,586	106,290
	Harsco Corp.	290	9,263
	Illinois Tool Works, Inc.	8,380	396,877
	Ingersoll-Rand PLC	11,490	400,656
	Kadant, Inc. (a)	533	7,681
	Kennametal, Inc.	3,375	94,905
	LB Foster Co., Class A (a)	278	8,031
	Mueller Industries, Inc.	480	12,859
	Mueller Water Products, Inc., Class A	2,325	11,114
	Navistar International Corp. (a)	3,506	156,823
	PACCAR, Inc.	1,200	52,008
	Pall Corp.	565	22,877
	Parker Hannifin Corp.	3,480	225,295
	Robbins & Myers, Inc.	835	19,890
	Sandvik AB	14,128	176,585
	Terex Corp. (a)	1,200	27,252
	Vallourec	870	175,437
Machinery Total			2,517,415
Professional Services — 0.3%
	Advisory Board Co. (a)	405	12,758
	CDI Corp.	561	8,224
	FTI Consulting, Inc. (a)	170	6,684
	Kforce, Inc. (a)	469	7,134
	Korn/Ferry International (a)	1,423	25,116
	LECG Corp. (a)	1,733	5,164
	Manpower, Inc.	4,210	240,475
	Navigant Consulting, Inc. (a)	540	6,550
	TrueBlue, Inc. (a)	715	11,083
Professional Services Total			323,188

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.3%
	Arkansas Best Corp.	300	8,964
	Canadian National Railway Co.	1,700	103,003
	Con-way, Inc.	2,360	82,883
	Dollar Thrifty Automotive Group, Inc. (a)	1,355	43,536
	Genesee & Wyoming, Inc., Class A (a)	330	11,260
	Heartland Express, Inc.	490	8,085
	Knight Transportation, Inc.	1,115	23,515
	Landstar System, Inc.	720	30,226
	Old Dominion Freight Line, Inc. (a)	1,155	38,565
	Ryder System, Inc.	200	7,752
	Werner Enterprises, Inc.	1,010	23,402
Road & Rail Total			381,191
Trading Companies & Distributors — 0.3%
	Applied Industrial Technologies, Inc.	370	9,194
	Fastenal Co.	475	22,795
	Kaman Corp.	432	10,804
	Mitsui & Co., Ltd.	23,000	386,491
	RSC Holdings, Inc. (a)	1,885	15,005
Trading Companies & Distributors Total			444,289
Transportation Infrastructure — 0.1%
	Aegean Marine Petroleum Network, Inc.	927	26,308
	Koninklijke Vopak NV (a)	1,955	153,969
Transportation Infrastructure Total			180,277
INDUSTRIALS TOTAL			8,471,253
INFORMATION TECHNOLOGY — 8.9%
Communications Equipment — 1.1%
	ADC Telecommunications, Inc. (a)	1,280	9,357
	Anaren, Inc. (a)	558	7,946
	Aruba Networks, Inc. (a)	1,885	25,749
	Bel Fuse, Inc., Class B	231	4,655
	Black Box Corp.	357	10,981
	Brocade Communications Systems, Inc. (a)	3,600	20,556
	Cisco Systems, Inc. (a)	23,040	599,731
	CommScope, Inc. (a)	5,335	149,487
	F5 Networks, Inc. (a)	350	21,528
	Finisar Corp. (a)	2,695	42,338
	Nokia Oyj	10,016	155,979
	Plantronics, Inc.	360	11,261

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Polycom, Inc. (a)	593	18,134
	QUALCOMM, Inc.	7,470	313,665
	Symmetricom, Inc. (a)	1,350	7,871
	Tandberg ASA	755	21,533
	Tekelec (a)	410	7,446
	Tellabs, Inc.	1,510	11,431
Communications Equipment Total			1,439,648
Computers & Peripherals — 2.4%
	Adaptec, Inc. (a)	1,910	6,246
	Apple, Inc. (a)	3,710	871,590
	Diebold, Inc.	1,200	38,112
	EMC Corp. (a)	39,680	715,827
	Hewlett-Packard Co.	12,280	652,682
	International Business Machines Corp.	3,740	479,655
	NetApp, Inc. (a)	700	22,792
	SanDisk Corp. (a)	730	25,280
	Super Micro Computer, Inc. (a)	860	14,861
	Teradata Corp. (a)	3,330	96,204
	Western Digital Corp. (a)	440	17,155
Computers & Peripherals Total			2,940,404
Electronic Equipment, Instruments & Components — 0.4%
	Agilent Technologies, Inc. (a)	1,700	58,463
	Anixter International, Inc. (a)	300	14,055
	Arrow Electronics, Inc. (a)	1,175	35,403
	Benchmark Electronics, Inc. (a)	851	17,650
	Brightpoint, Inc. (a)	1,510	11,370
	CPI International, Inc. (a)	612	8,115
	CTS Corp.	926	8,723
	Dolby Laboratories, Inc., Class A (a)	395	23,175
	DTS, Inc. (a)	705	23,998
	Electro Scientific Industries, Inc. (a)	600	7,686
	Littelfuse, Inc. (a)	264	10,034
	Methode Electronics, Inc.	862	8,534
	Molex, Inc.	1,800	37,548
	MTS Systems Corp.	340	9,870
	NAM TAI Electronics, Inc. (a)	1,579	7,895
	Nippon Electric Glass Co., Ltd.	14,000	197,219
	TTM Technologies, Inc. (a)	1,227	10,896
Electronic Equipment, Instruments & Components Total			490,634

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	6,005	188,617
Constant Contact, Inc. (a)	645	14,977
eBay, Inc. (a)	5,890	158,735
Equinix, Inc. (a)	1,675	163,044
Google, Inc., Class A (a)	1,097	622,010
GSI Commerce, Inc. (a)	1,410	39,015
InfoSpace, Inc. (a)	700	7,735
United Online, Inc.	920	6,882
VeriSign, Inc. (a)	500	13,005
VistaPrint NV (a)	225	12,881
Vocus, Inc. (a)	635	10,827
Internet Software & Services Total		1,237,728
IT Services — 0.6%
Acxiom Corp. (a)	570	10,226
Alliance Data Systems Corp. (a)	1,260	80,627
CACI International, Inc., Class A (a)	222	10,845
Cognizant Technology Solutions Corp., Class A (a)	4,745	241,900
CSG Systems International, Inc. (a)	477	9,998
ExlService Holdings, Inc. (a)	760	12,677
Gartner, Inc. (a)	885	19,682
Global Payments, Inc.	725	33,024
Hewitt Associates, Inc., Class A (a)	425	16,906
MasterCard, Inc., Class A	105	26,670
MAXIMUS, Inc.	160	9,749
MoneyGram International, Inc. (a)	2,154	8,207
RightNow Technologies, Inc. (a)	1,040	18,574
TeleTech Holdings, Inc. (a)	832	14,211
Visa, Inc., Class A	1,340	121,980
Western Union Co.	7,100	120,416
Wright Express Corp. (a)	350	10,542
IT Services Total		766,234
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc. (a)	920	15,235
Advanced Micro Devices, Inc. (a)	1,500	13,905
Amkor Technology, Inc. (a)	1,130	7,989
Analog Devices, Inc.	815	23,488
Atheros Communications, Inc. (a)	355	13,742
Atmel Corp. (a)	3,400	17,102
ATMI, Inc. (a)	460	8,883

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Cavium Networks, Inc. (a)	1,785	44,375
	Cirrus Logic, Inc. (a)	1,230	10,320
	Disco Corp.	305	18,759
	Entegris, Inc. (a)	2,410	12,146
	EZchip Semiconductor Ltd. (a)	700	13,783
	Fairchild Semiconductor International, Inc. (a)	752	8,009
	Intel Corp.	9,030	201,008
	Kulicke & Soffa Industries, Inc. (a)	1,135	8,229
	Lam Research Corp. (a)	5,170	192,944
	Marvell Technology Group Ltd. (a)	11,385	232,026
	MEMC Electronic Materials, Inc. (a)	1,340	20,542
	Micron Technology, Inc. (a)	16,845	175,020
	MKS Instruments, Inc. (a)	403	7,895
	Monolithic Power Systems, Inc. (a)	564	12,577
	Nanometrics, Inc. (a)	1,250	11,850
	Netlogic Microsystems, Inc. (a)	3,907	114,983
	Novellus Systems, Inc. (a)	4,070	101,750
	OmniVision Technologies, Inc. (a)	748	12,851
	Power Integrations, Inc.	470	19,364
	Silicon Laboratories, Inc. (a)	740	35,276
	Skyworks Solutions, Inc. (a)	1,090	17,004
	Texas Instruments, Inc.	15,490	379,040
	Varian Semiconductor Equipment Associates, Inc. (a)	4,880	161,626
	Veeco Instruments, Inc. (a)	1,990	86,565
	Verigy Ltd. (a)	755	8,441
	Volterra Semiconductor Corp. (a)	555	13,930
	Zoran Corp. (a)	627	6,746
Semiconductors & Semiconductor Equipment Total			2,027,403
Software — 1.8%
	Adobe Systems, Inc. (a)	505	17,862
	Advent Software, Inc. (a)	325	14,544
	ANSYS, Inc. (a)	485	20,923
	ArcSight, Inc. (a)	450	12,668
	Autonomy Corp. PLC (a)	8,922	246,818
	Blackboard, Inc. (a)	540	22,496
	Citrix Systems, Inc. (a)	785	37,264
	Compuware Corp. (a)	900	7,560
	Concur Technologies, Inc. (a)	556	22,802
	Informatica Corp. (a)	460	12,356

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Jack Henry & Associates, Inc.	260	6,256
	McAfee, Inc. (a)	465	18,660
	Mentor Graphics Corp. (a)	1,150	9,223
	Micros Systems, Inc. (a)	550	18,084
	Microsoft Corp.	21,380	625,793
	Monotype Imaging Holdings, Inc. (a)	785	7,638
	Netscout Systems, Inc. (a)	958	14,169
	Nintendo Co. Ltd., ADR	2,610	108,706
	Nuance Communications, Inc. (a)	12,600	209,664
	Oracle Corp.	7,560	194,216
	Parametric Technology Corp. (a)	440	7,942
	Progress Software Corp. (a)	350	11,001
	Red Hat, Inc. (a)	1,425	41,710
	Rovi Corp. (a)	580	21,535
	Salesforce.com, Inc. (a)	2,765	205,854
	Solera Holdings, Inc.	490	18,939
	SuccessFactors, Inc. (a)	1,000	19,040
	Sybase, Inc. (a)	1,170	54,545
	Taleo Corp., Class A (a)	785	20,339
	Temenos Group AG (a)	3,963	116,703
	TIBCO Software, Inc. (a)	5,150	55,568
	TiVo, Inc. (a)	2,395	41,002
	VanceInfo Technologies, Inc., ADR (a)	515	11,479
Software Total			2,253,359
INFORMATION TECHNOLOGY TOTAL			11,155,410
MATERIALS — 4.3%
Chemicals — 1.5%
	Albemarle Corp.	975	41,564
	Celanese Corp., Series A	13,398	426,726
	CF Industries Holdings, Inc.	465	42,399
	Cytec Industries, Inc.	230	10,750
	H.B. Fuller Co.	830	19,264
	International Flavors & Fragrances, Inc.	265	12,633
	Linde AG	1,335	159,287
	Monsanto Co.	4,225	301,750
	OM Group, Inc. (a)	457	15,483
	Potash Corp. of Saskatchewan, Inc.	1,835	219,007
	PPG Industries, Inc.	775	50,685
	Rockwood Holdings, Inc. (a)	360	9,583
	Shin-Etsu Chemical Co., Ltd.	2,300	133,586

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Sociedad Quimica y Minera de Chile SA, ADR	1,041	38,923
	Solutia, Inc. (a)	3,244	52,261
	Syngenta AG, Registered Shares	588	163,284
	Yara International ASA	3,661	158,928
Chemicals Total			1,856,113
Construction Materials — 0.0%
	Eagle Materials, Inc.	301	7,988
	Martin Marietta Materials, Inc.	325	27,154
Construction Materials Total			35,142
Containers & Packaging — 0.4%
	Crown Holdings, Inc. (a)	2,815	75,892
	Greif, Inc., Class A	166	9,117
	Greif, Inc., Class B	428	22,183
	Owens-Illinois, Inc. (a)	4,290	152,467
	Packaging Corp. of America	9,813	241,498
Containers & Packaging Total			501,157
Metals & Mining — 2.1%
	Agnico-Eagle Mines Ltd.	370	20,598
	AK Steel Holding Corp.	2,330	53,264
	Allegheny Technologies, Inc.	7,425	400,876
	BHP Billiton Ltd.	5,577	223,082
	BHP Billiton Ltd., ADR	813	65,300
	Carpenter Technology Corp.	290	10,614
	Cliffs Natural Resources, Inc.	210	14,899
	Freeport-McMoRan Copper & Gold, Inc. (a)	1,276	106,597
	Gammon Gold, Inc. (a)	1,230	8,844
	Gold Fields Ltd., ADR	1,859	23,460
	Goldcorp, Inc.	1,630	60,669
	Harry Winston Diamond Corp. (a)	795	7,839
	Haynes International, Inc.	322	11,441
	Horsehead Holding Corp. (a)	1,315	15,570
	Ivanhoe Mines Ltd. (a)	2,326	40,496
	Jaguar Mining, Inc. (a)	2,336	21,491
	Novagold Resources, Inc. (a)	4,195	29,952
	Nucor Corp.	4,400	199,672
	Olympic Steel, Inc.	386	12,603
	Rio Tinto PLC, ADR	683	161,686
	RTI International Metals, Inc. (a)	480	14,558
	Silver Wheaton Corp. (a)	2,322	36,409

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Steel Dynamics, Inc.	6,640	116,001
	Teck Resources Ltd. (a)	1,858	80,934
	Terra Nova Royalty Corp. (a)	538	7,075
	Thompson Creek Metals Co., Inc. (a)	1,355	18,333
	United States Steel Corp.	4,873	309,533
	Vale SA, ADR	2,330	75,003
	Walter Energy, Inc.	2,382	219,787
	Xstrata PLC (a)	9,889	187,357
Metals & Mining Total			2,553,943
Paper & Forest Products — 0.3%
	International Paper Co.	5,391	132,673
	Weyerhaeuser Co.	5,500	248,985
Paper & Forest Products Total			381,658
MATERIALS TOTAL			5,328,013
TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.4%
	AT&T, Inc.	14,454	373,491
	Qwest Communications International, Inc.	4,600	24,012
	Verizon Communications, Inc.	4,199	130,253
	Warwick Valley Telephone Co.	602	8,567
Diversified Telecommunication Services Total			536,323
Wireless Telecommunication Services — 0.7%
	American Tower Corp., Class A (a)	5,132	218,675
	Millicom International Cellular SA	1,061	94,588
	NII Holdings, Inc. (a)	5,358	223,214
	NTELOS Holdings Corp.	690	12,275
	SBA Communications Corp., Class A (a)	1,710	61,680
	Shenandoah Telecommunications Co.	348	6,542
	Syniverse Holdings, Inc. (a)	725	14,116
	Vodafone Group PLC	88,108	203,230
Wireless Telecommunication Services Total			834,320
TELECOMMUNICATION SERVICES TOTAL			1,370,643
UTILITIES — 1.4%
Electric Utilities — 0.5%
	ALLETE, Inc.	420	14,062
	American Electric Power Co., Inc.	13,575	463,993
	El Paso Electric Co. (a)	680	14,008
	Great Plains Energy, Inc.	450	8,357
	Hawaiian Electric Industries, Inc.	300	6,735
	MGE Energy, Inc.	370	13,083

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Northeast Utilities	3,838	106,082
	PPL Corp.	600	16,626
	UIL Holdings Corp.	360	9,900
Electric Utilities Total			652,846
Gas Utilities — 0.1%
	Laclede Group, Inc.	400	13,488
	Nicor, Inc.	420	17,607
	Questar Corp.	445	19,224
Gas Utilities Total			50,319
Independent Power Producers & Energy Traders — 0.1%
	AES Corp. (a)	2,399	26,389
	Black Hills Corp.	530	16,085
	Iberdrola Renovables SA	27,202	112,977
Independent Power Producers & Energy Traders Total			155,451
Multi-Utilities — 0.7%
	Avista Corp.	780	16,154
	CH Energy Group, Inc.	240	9,802
	NorthWestern Corp.	550	14,745
	PG&E Corp.	8,586	364,218
	Public Service Enterprise Group, Inc.	1,175	34,686
	Sempra Energy	4,775	238,272
	Wisconsin Energy Corp.	3,475	171,700
	Xcel Energy, Inc.	2,775	58,830
Multi-Utilities Total			908,407
UTILITIES TOTAL			1,767,023

	Total Common Stocks (cost of $53,496,883)		65,196,737

		Par ($)
Corporate Fixed-Income Bonds & Notes — 15.2%
BASIC MATERIALS — 1.1%
Chemicals — 0.3%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	60,000	64,976
Huntsman International LLC
	7.875% 11/15/14	310,000	313,100
Chemicals Total			378,076

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — 0.3%
Georgia-Pacific Corp.
	8.000% 01/15/24	290,000	307,400
Forest Products & Paper Total			307,400
Iron/Steel — 0.4%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	125,000	135,495
Nucor Corp.
	5.850% 06/01/18	130,000	141,119
Steel Dynamics, Inc.
	7.750% 04/15/16 (04/07/10) (c)(d)	215,000	224,675
Iron/Steel Total			501,289
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	160,000	173,471
Metals & Mining Total			173,471
BASIC MATERIALS TOTAL			1,360,236
COMMUNICATIONS — 3.1%
Media — 0.9%
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	6,591
Comcast Corp.
	7.050% 03/15/33	150,000	161,314
DISH DBS Corp.
	6.625% 10/01/14	300,000	302,250
News America, Inc.
	6.550% 03/15/33	150,000	152,200
Time Warner, Inc.
	6.200% 03/15/40	180,000	177,699
TL Acquisitions, Inc.
	10.500% 01/15/15 (e)	325,000	312,000
Viacom, Inc.
	6.125% 10/05/17	75,000	81,083
Media Total			1,193,137
Telecommunication Services — 2.2%
America Movil SAB de CV
	5.625% 11/15/17	140,000	147,893
AT&T, Inc.
	4.950% 01/15/13	200,000	214,838
BellSouth Corp.
	6.000% 10/15/11	2,000	2,141
British Telecommunications PLC
	5.150% 01/15/13	125,000	132,171

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	200,000	218,568
Cricket Communications, Inc.
	9.375% 11/01/14	315,000	320,512
Intelsat Corp.
	9.250% 06/15/16	310,000	324,725
Lucent Technologies, Inc.
	6.450% 03/15/29	320,000	225,600
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,385
	8.750% 03/01/31	108,000	139,451
Nextel Communications, Inc.
	7.375% 08/01/15	340,000	323,000
Qwest Communications International, Inc.
	7.500% 02/15/14	315,000	320,513
Telefonica Emisiones SAU
	0.580% 02/04/13 (05/04/10) (c)(d)	225,000	220,109
Vodafone Group PLC
	5.750% 03/15/16	100,000	109,116
Telecommunication Services Total			2,702,022
COMMUNICATIONS TOTAL			3,895,159
CONSUMER CYCLICAL — 0.7%
Apparel — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	290,000	303,775
Apparel Total			303,775
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	370,000	326,525
Leisure Time Total			326,525
Retail — 0.3%
CVS Pass-Through Trust
	7.507% 01/10/32 (e)	199,582	221,939
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	111,600
Retail Total			333,539
CONSUMER CYCLICAL TOTAL			963,839

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — 1.5%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (e)	150,000	150,289
Bottling Group LLC
	6.950% 03/15/14	100,000	115,771
Miller Brewing Co.
	5.500% 08/15/13 (e)	150,000	160,598
Beverages Total			426,658
Food — 0.6%
Campbell Soup Co.
	4.500% 02/15/19	65,000	66,138
ConAgra Foods, Inc.
	5.875% 04/15/14	135,000	148,214
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (e)	270,000	307,800
Kraft Foods, Inc.
	5.375% 02/10/20	165,000	167,699
Food Total			689,851
Healthcare Services — 0.2%
HCA, Inc.
	PIK,
	9.625% 11/15/16	126,000	134,977
Roche Holdings, Inc.
	6.000% 03/01/19 (e)	100,000	110,513
Healthcare Services Total			245,490
Pharmaceuticals — 0.4%
Express Scripts, Inc.
	5.250% 06/15/12	120,000	127,951
Omnicare, Inc.
	6.875% 12/15/15	260,000	255,125
Wyeth
	5.500% 02/01/14	100,000	110,315
Pharmaceuticals Total			493,391
CONSUMER NON-CYCLICAL TOTAL			1,855,390
ENERGY — 1.9%
Oil & Gas — 0.8%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	133,383
Chesapeake Energy Corp.
	6.375% 06/15/15	305,000	299,662
Chevron Corp.
	4.950% 03/03/19	100,000	105,674
Nexen, Inc.
	5.875% 03/10/35	150,000	142,624

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
PetroHawk Energy Corp.
	7.875% 06/01/15	220,000	224,125
Talisman Energy, Inc.
	6.250% 02/01/38	135,000	137,372
Oil & Gas Total			1,042,840
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	100,000	109,887
Weatherford International Ltd.
	5.150% 03/15/13	100,000	106,258
Oil & Gas Services Total			216,145
Pipelines — 0.9%
El Paso Corp.
	6.875% 06/15/14	240,000	244,897
Enterprise Products Operating LLC
	4.600% 08/01/12	100,000	105,484
MarkWest Energy Partners LP
	8.500% 07/15/16	305,000	309,956
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	110,000	114,063
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	225,000	214,086
Williams Partners LP
	6.300% 04/15/40 (e)	110,000	109,308
Pipelines Total			1,097,794
ENERGY TOTAL			2,356,779
FINANCIALS — 4.8%
Banks — 3.3%
ANZ National International Ltd.
	6.200% 07/19/13 (e)	250,000	275,511
Bank of New York Mellon Corp.
	5.125% 08/27/13	75,000	81,848
Barclays Bank PLC
	6.750% 05/22/19	200,000	221,259
Bear Stearns Cos. LLC
	7.250% 02/01/18	225,000	260,005
Capital One Financial Corp.
	5.500% 06/01/15	150,000	157,730
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (e)	575,000	634,241

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citigroup Funding, Inc.
	2.000% 03/30/12 (f)	350,000	354,995
Commonwealth Bank of Australia
	3.750% 10/15/14 (e)	100,000	101,372
Credit Suisse/New York NY
	6.000% 02/15/18	185,000	195,874
Deutsche Bank AG/London
	4.875% 05/20/13	150,000	160,744
Goldman Sachs Group, Inc.
	5.350% 01/15/16	125,000	131,678
HSBC Capital Funding LP
	9.547% 12/31/49 (06/30/10) (c)(d)(e)	250,000	253,125
Keycorp
	6.500% 05/14/13	165,000	176,205
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (g)	250,000	267,001
Morgan Stanley
	6.750% 04/15/11	100,000	105,565
Rabobank Nederland NV
	4.750% 01/15/20 (e)	250,000	249,731
U.S. Bank N.A.
	6.300% 02/04/14	250,000	278,804
Wachovia Corp.
	4.875% 02/15/14	225,000	233,093
Banks Total			4,138,781
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
	7.300% 06/28/19	130,000	150,624
General Electric Capital Corp.
	5.000% 01/08/16	245,000	256,948
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (h)(i)	250,000	59,063
Diversified Financial Services Total			466,635
Insurance — 0.9%
Chubb Corp.
	5.750% 05/15/18	90,000	97,307
CNA Financial Corp.
	5.850% 12/15/14	45,000	45,790
	7.350% 11/15/19	75,000	78,385
Lincoln National Corp.
	8.750% 07/01/19	130,000	158,960

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
MetLife, Inc.
	6.817% 08/15/18	160,000	177,488
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	134,182
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	2,091
	6.100% 06/15/17	150,000	158,635
Transatlantic Holdings, Inc.
	8.000% 11/30/39	170,000	173,741
UnitedHealth Group, Inc.
	5.250% 03/15/11	100,000	103,841
Insurance Total			1,130,420
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	8.250% 08/15/19	150,000	167,293
ERP Operating LP
	5.200% 04/01/13	1,000	1,038
Simon Property Group LP
	6.750% 02/01/40	100,000	99,476
Real Estate Investment Trusts (REITs) Total			267,807
FINANCIALS TOTAL			6,003,643
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	290,000	309,575
United Technologies Corp.
	5.375% 12/15/17	100,000	107,857
Aerospace & Defense Total			417,432
Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	135,000	163,692
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	145,000	166,409
Miscellaneous Manufacturing Total			330,101
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	125,000	128,614

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Norfolk Southern Corp.
	5.750% 04/01/18	100,000	107,337
Transportation Total			235,951
INDUSTRIALS TOTAL			983,484
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	130,000	135,191
Networking Products Total			135,191
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	110,000	121,416
Software Total			121,416
TECHNOLOGY TOTAL			256,607
UTILITIES — 1.1%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	125,000	137,015
Consolidated Edison Co. of New York
	5.850% 04/01/18	100,000	109,442
Dominion Resources, Inc.
	5.200% 08/15/19	140,000	143,293
Energy East Corp.
	6.750% 06/15/12	1,000	1,101
Energy Future Holdings Corp.
	10.000% 01/15/20 (e)	305,000	317,963
Indiana Michigan Power Co.
	5.650% 12/01/15	125,000	133,316
NiSource Finance Corp.
	5.400% 07/15/14	9,000	9,491
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	975
Pacific Gas & Electric Co.
	5.800% 03/01/37	120,000	119,071
Progress Energy, Inc.
	7.750% 03/01/31	100,000	117,922
Electric Total			1,089,589
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	125,000	134,430

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	125,000	139,648
Gas Total			274,078
UTILITIES TOTAL			1,363,667

	Total Corporate Fixed-Income Bonds & Notes (cost of $18,031,321)		19,038,804
Government & Agency Obligations — 11.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Province of Ontario
	5.450% 04/27/16	250,000	275,539
Province of Quebec
	4.625% 05/14/18	250,000	260,893
United Mexican States
	7.500% 04/08/33	138,000	164,565
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			700,997
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (j)	40,000	40,587
	5.500% 08/23/17	895,000	999,865
	6.750% 03/15/31	20,000	24,278
U.S. GOVERNMENT AGENCIES TOTAL			1,064,730
U.S. GOVERNMENT OBLIGATIONS — 10.2%
U.S. Treasury Bonds
	5.375% 02/15/31	2,823,000	3,122,944
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/25	442,531	463,240
	3.875% 04/15/29	428,337	543,653
U.S. Treasury Inflation Indexed Noted
	1.625% 01/15/15	368,774	385,254
U.S. Treasury Inflation Indexed Notes
	1.875% 07/15/13	241,832	255,870
	2.000% 01/15/14	287,282	305,035
	2.000% 01/15/16	256,533	272,166
	2.125% 01/15/19	247,242	260,434
	2.375% 04/15/11	120,074	123,957
	2.625% 07/15/17	209,078	229,790
	3.000% 07/15/12	1,012,217	1,090,348
U.S. Treasury Notes
	0.875% 04/30/11	1,530,000	1,536,276
	1.375% 10/15/12	2,300,000	2,302,875

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	2.375% 10/31/14	1,800,000	1,797,610
U.S. GOVERNMENT OBLIGATIONS TOTAL			12,689,452

	Total Government & Agency Obligations (cost of $14,484,280)		14,455,179
Mortgage-Backed Securities — 8.0%
Federal Home Loan Mortgage Corp.
	4.500% 10/01/39	437,088	438,578
	4.500% 01/01/40	893,878	896,923
	5.000% 06/01/36	289,334	299,167
	5.500% 12/01/20	16,992	18,298
	5.500% 01/01/21	289,761	312,238
	5.500% 07/01/21	112,831	121,149
	5.500% 08/01/21	350,911	376,781
	5.500% 12/01/32	36,526	38,792
	5.500% 08/01/35	82,130	86,944
	6.000% 11/01/14	22,204	24,014
	6.500% 05/01/11	3,770	3,936
	6.500% 06/01/11	35,608	37,176
	6.500% 03/01/26	53,186	58,528
	6.500% 06/01/26	68,547	75,431
	6.500% 06/01/31	151,656	167,298
	6.500% 07/01/31	18,932	20,897
	6.500% 11/01/32	11,091	12,228
	6.500% 11/01/37	363,711	395,996
	7.000% 04/01/29	5,287	5,949
	7.000% 08/01/31	7,400	8,296
	7.500% 01/01/30	10,901	12,455
	8.000% 09/01/15	4,330	4,745
	12.000% 07/01/20	19,570	20,229
Federal National Mortgage Association
	4.000% 01/01/25	887,118	901,420
	5.000% 02/01/36	742,822	768,416
	5.500% 11/01/21	343,457	368,617
	5.500% 03/01/37	655,000	691,444
	6.000% 07/01/31	15,981	17,392
	6.000% 02/01/36	94,279	100,630
	6.000% 04/01/36	19,602	20,922
	6.000% 09/01/36	186,013	198,542
	6.000% 07/01/37	162,923	173,338
	6.000% 08/01/37	683,705	727,409

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 06/01/38	89,814	95,513
	6.500% 12/01/31	1,389	1,534
	6.500% 05/01/33	2,853	3,152
	6.500% 08/01/37	135,265	146,785
	7.000% 07/01/31	9,308	10,457
	7.000% 07/01/32	2,626	2,951
	7.000% 07/01/37	84,036	93,287
	7.500% 09/01/15	5,362	5,887
	7.500% 02/01/30	5,318	6,021
	7.500% 08/01/31	22,485	25,469
	8.000% 04/01/30	906	1,050
	8.000% 05/01/30	3,703	4,291
	TBA,
	5.500% 04/01/40 (b)	300,000	316,172
Government National Mortgage Association
	3.625% 07/20/25 (04/01/10) (c)(d)	13,109	13,498
	5.000% 04/15/39	511,155	532,487
	5.000% 06/15/39	444,889	463,456
	5.500% 02/15/37	81,859	86,794
	5.500% 09/15/39	633,246	671,342
	6.000% 03/15/29	1,702	1,845
	6.500% 05/15/13	12,361	13,366
	6.500% 05/15/24	14,899	16,075
	6.500% 04/15/29	18,118	19,943
	6.500% 05/15/29	8,965	9,868
	7.000% 11/15/13	1,435	1,537
	7.000% 06/15/31	3,460	3,888
	7.000% 06/15/32	656	738
	8.000% 03/15/26	76,526	87,946
	9.000% 12/15/17	1,701	1,895

	Total Mortgage-Backed Securities (cost of $9,696,460)		10,041,425
Commercial Mortgage-Backed Securities — 4.9%
Bear Stearns Commercial Mortgage Securities
	5.456% 03/11/39 (c)	700,000	748,659
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	250,000	261,429
Greenwich Capital Commercial Funding Corp.
	5.190% 04/10/37 (04/01/10) (c)(d)	200,000	209,743

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	169,228	174,393
	4.659% 07/15/42	144,848	149,990
	4.824% 10/15/42 (04/01/10) (c)(d)	215,000	223,508
	5.201% 08/12/37 (04/01/10) (c)(d)	261,307	272,694
	5.440% 06/12/47	580,000	566,889
	5.447% 06/12/47	358,000	366,559
	5.506% 12/12/44 (04/01/10) (c)(d)	360,000	380,366
LB-UBS Commercial Mortgage Trust
	5.007% 04/15/30	210,000	218,507
	6.510% 12/15/26	694,184	706,800
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	76,556
	5.325% 12/15/43	450,000	476,583
	5.386% 03/12/44 (04/01/10) (c)(d)	1,200,000	1,246,592

	Total Commercial Mortgage-Backed Securities (cost of $5,751,114)		6,079,268
Collateralized Mortgage Obligations — 1.4%
AGENCY — 1.1%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 09/15/15	48,405	49,029
	4.500% 03/15/21	180,000	187,511
	4.500% 05/15/39	311,802	328,185
	5.500% 01/15/31	169,119	179,155
Federal National Mortgage Association REMICS
	4.500% 11/25/23	418,952	439,108
	5.000% 12/25/15	119,303	120,372
AGENCY TOTAL			1,303,360
NON - AGENCY — 0.3%
American Mortgage Trust
	8.445% 09/27/22 (c)(i)	5,656	3,430
Countrywide Alternative Loan Trust
	5.500% 10/25/35	391,616	324,556
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	86,542	74,062
NON-AGENCY TOTAL			402,048

	Total Collateralized Mortgage Obligations (cost of $1,780,179)		1,705,408

		Par ($)	Value ($)
Asset-Backed Securities — 1.1%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37 (04/01/10) (c)(d)	340,000	315,912
Franklin Auto Trust
	5.360% 05/20/16	632,000	654,518
Green Tree Financial Corp.
	6.870% 01/15/29	63,566	66,782
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	325,572	333,914

	Total Asset-Backed Securities (cost of $1,355,475)		1,371,126

		Shares
Convertible Preferred Stock — 0.2%
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	1,725	200,048
Metals & Mining Total			200,048
MATERIALS TOTAL			200,048

	Total Convertible Preferred Stock (cost of $81,889)		200,048
Preferred Stocks — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.0%
	Fifth Third Bancorp., 8.500%	500	68,090
Commercial Banks Total			68,090
Diversified Financial Services — 0.1%
	Citigroup, Inc., 7.500%	953	116,152
Diversified Financial Services Total			116,152
FINANCIALS TOTAL			184,242

	Total Preferred Stocks (cost of $173,437)		184,242
Investment Companies — 2.1%
	iShares MSCI Japan Index Fund	246,000	2,568,240
	iShares Russell 2000 Value Index Fund	40	2,554

	Total Investment Companies (cost of $2,430,146)		2,570,794

		Par ($)	Value ($)
Short-Term Obligation — 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by U.S. Government Agency and Treasury obligations with various maturities to 04/15/14, market value $4,678,729 (repurchase proceeds $4,570,000)	4,570,000	4,570,000

	Total Short-Term Obligation (cost of $4,570,000)		4,570,000

	Total Investments — 100.5% (cost of $111,851,184)(k)(l)		125,413,031

	Other Assets & Liabilities, Net — (0.5)%		(607,666)

	Net Assets — 100.0%		124,805,365

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,691,350	$1,455,792	$—	$8,147,142
Consumer Staples	3,769,046	905,009	—	4,674,055
Energy	6,482,056	669,743	—	7,151,799
Financials	8,298,984	1,558,760	—	9,857,744
Health Care	6,423,072	850,583	—	7,273,655
Industrials	6,527,111	1,944,142	—	8,471,253
Information Technology	10,398,399	757,011	—	11,155,410
Materials	4,302,489	1,025,524	—	5,328,013
Telecommunication Services	1,167,413	203,230	—	1,370,643
Utilities	1,654,046	112,977	—	1,767,023
Total Common Stocks	55,713,966	9,482,771	—	65,196,737
Total Corporate Fixed-Income Bonds & Notes	—	19,038,804	—	19,038,804
Government & Agency Obligations
Foreign Government Obligations	—	700,997	—	700,997
U.S. Government Agencies	—	1,064,730	—	1,064,730
U.S. Government Obligations	12,689,452	—	—	12,689,452
Total Government & Agency Obligations	12,689,452	1,765,727	—	14,455,179
Total Mortgage-Backed Securities	316,172	9,725,253	—	10,041,425
Total Commercial Mortgage-Backed Securities	—	6,079,268	—	6,079,268
Collateralized Mortgage Obligations
Agency	—	1,303,360	—	1,303,360
Non - Agency	—	398,618	3,430	402,048
Total Collateralized Mortgage Obligations	—	1,701,978	3,430	1,705,408
Total Asset-Backed Securities	—	1,371,126	—	1,371,126
Total Convertible Preferred Stock	200,048	—	—	200,048
Total Preferred Stocks	184,242	—	—	184,242
Total Investment Companies	2,570,794	—	—	2,570,794
Total Short-Term Obligation	—	4,570,000	—	4,570,000
Total Investments	71,674,674	53,734,927	3,430	125,413,031
Unrealized Appreciation on Futures Contracts	33,521	—	—	33,521
Total	$71,708,195	$53,734,927	$3,430	$125,446,552

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.  Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Collateralized Mortgage Obligations classified as Level 3 securities are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine the fair value for these securities, management considered the security’s cash flow and loan performance data as well as yields observed from market quotations and trades of similar securities.

The following table reconciles asset balances for the three months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Collateralized Mortgage Obligations

Non-Agency	$3,770	$—	$45	$176	$—	$(561)	$—	$—	$3,430

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to the security owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $176.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid, amounted to $3,204,390, which represents 2.6% of net assets.

(f)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(g)	Investments in affiliates for the three months ended March 31, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$267,808	$—	$—	$3,781	$267,001

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2010, the value of this security amounted to $59,063, which represents less than 0.1% of net assets.

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of these securities amounted to $62,493, which represents 0.1% of net assets.

(j)	A portion of this security with a market value of $40,587 is pledged as collateral for open futures contracts.
(k)	Cost for federal income tax purposes is $111,921,401.
(l)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,083,198	$(1,591,568)	$13,491,630

At March 31, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type

Equity Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index Futures	5	$1,456,500	$1,430,674	June 2010	$25,826

At March 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk/ Foreign Exchange Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	7	$803,906	$810,010	June 2010	$6,104

JPY Currency Futures	19	2,541,963	2,543,554	June 2010	1,591
					$7,695

At March 31, 2010, cash of $392,500 was pledged as collateral for open futures contracts.

Acronym	Name

ADR	American Depositary Receipt
JPY	Japanese Yen
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Government & Agency Obligations — 47.5%
U.S. GOVERNMENT AGENCIES — 5.1%
Federal Home Loan Banks
	2.250% 04/13/12 (a)	3,000,000	3,063,423
Federal Home Loan Mortgage Corp.
	4.875% 06/13/18	865,000	925,630
U.S. GOVERNMENT AGENCIES TOTAL			3,989,053
U.S. GOVERNMENT OBLIGATIONS — 42.4%
U.S. Treasury Bonds
	4.250% 05/15/39	25,000	23,164
	4.500% 02/15/36 (a)	3,724,000	3,637,301
	6.875% 08/15/25	1,037,000	1,325,254
U.S. Treasury Notes
	0.875% 03/31/11 (a)	9,295,000	9,333,853
	0.875% 05/31/11 (a)	4,262,000	4,280,314
	1.875% 02/28/14 (a)	3,650,000	3,619,201
	2.625% 04/30/16	1,074,000	1,051,429
	2.750% 02/15/19 (a)	1,974,000	1,832,273
	3.125% 09/30/13 (a)	5,035,000	5,250,166
	4.000% 04/15/10	3,090,000	3,094,465
U.S. GOVERNMENT OBLIGATIONS TOTAL			33,447,420

	Total Government & Agency Obligations (cost of $37,351,943)		37,436,473
Mortgage-Backed Securities — 30.1%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/39	1,991,004	1,931,927
	4.000% 01/01/40	499,274	484,460
	4.500% 01/01/40	5,201,780	5,219,504
	5.500% 08/01/17	32,115	34,643
	5.500% 12/01/17	15,870	17,119
	5.596% 08/01/37 (04/01/10) (b)(c)	447,340	473,199
	5.631% 06/01/37 (04/01/10) (b)(c)	336,861	356,551
	5.703% 06/01/36 (04/01/10) (b)(c)	542,432	570,855
	6.000% 04/01/32	12,581	13,694
	6.000% 03/01/38	4,157,326	4,467,889
	7.000% 06/01/16	5,888	6,394
	7.000% 01/01/26	32,107	36,288
	7.500% 02/01/23	17,103	19,379
	7.500% 05/01/24	4,908	5,579
	10.500% 02/01/19	4,312	4,979
	12.000% 07/01/13	1,225	1,391

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.000% 07/01/20	14,090	14,565
Federal National Mortgage Association
	4.420% 10/01/19	581,935	593,496
	4.430% 10/01/19	1,425,801	1,455,858
	4.500% 09/01/39	1,917,663	1,924,197
	4.500% 11/01/39	3,208,453	3,219,385
	4.570% 01/01/20	149,650	153,851
	4.600% 01/01/20	249,434	256,912
	5.030% 05/01/24	455,000	465,117
	5.534% 10/01/37 (04/01/10) (b)(c)	351,141	367,508
	6.000% 08/01/22	18,129	19,724
	6.000% 12/01/23	62,999	67,317
	6.000% 02/01/24	59,279	63,344
	6.000% 03/01/24	12,744	13,618
	6.500% 11/01/23	11,113	12,144
	6.500% 01/01/24	16,581	18,114
	6.500% 08/01/25	24,464	26,770
	6.500% 12/01/25	8,025	8,782
	6.500% 01/01/26	4,191	4,585
	6.500% 08/01/31	3,633	4,014
	7.000% 07/01/11	11,418	11,855
	7.000% 03/01/15	4,885	5,270
	7.000% 03/01/29	71,431	80,123
	7.500% 11/01/29	66,575	75,334
	8.500% 05/01/30	154,871	180,591
	9.000% 05/01/20	4,819	5,215
	12.250% 09/01/12	3,048	3,189
Government National Mortgage Association
	3.625% 07/20/22 (04/01/10) (b)(c)	14,573	14,983
	3.625% 07/20/25 (04/01/10) (b)(c)	26,218	26,996
	6.000% 03/15/29	42,417	46,012
	6.500% 10/15/13	9,320	10,077
	6.500% 07/15/24	27,224	29,489
	6.500% 03/15/28	584,495	644,844
	7.000% 09/15/29	19,282	21,650
	7.500% 10/15/27	8,120	9,170
	7.500% 09/15/29	6,939	7,846
	8.500% 04/15/30	422	492
	9.000% 06/15/16	7,583	8,469
	9.000% 01/15/17	1,570	1,760

2

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 03/15/17	7,536	8,448
	9.000% 01/15/20	4,666	5,334
	9.500% 11/15/10	121	124
	9.500% 08/15/17	141,442	156,589
	9.500% 08/15/22	1,959	2,019
	10.000% 10/15/10	269	276
	10.000% 11/15/19	2,960	3,382
	11.500% 04/15/13	15,074	16,744
	11.500% 05/15/13	8,935	9,924

	Total Mortgage-Backed Securities (cost of $23,427,708)		23,719,357
Commercial Mortgage-Backed Securities — 7.5%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	175,000	182,600
	4.933% 02/13/42 (04/01/10) (b)(c)	180,000	186,495
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	110,000	112,730
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	465,000	486,258
GMAC Commercial Mortgage Securities, Inc.
	5.487% 05/10/40 (04/01/10) (b)(c)	105,000	111,936
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (04/01/10) (b)(c)	575,000	604,576
	5.886% 07/10/38 (04/01/10) (b)(c)	175,000	178,398
GS Mortgage Securities Corp. II
	4.751% 07/10/39	175,000	176,686
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	259,052	267,246
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	115,000	120,691
	5.124% 11/15/32 (04/11/10) (b)(c)	100,000	105,256
	5.279% 11/15/38	355,008	362,761
Morgan Stanley Capital I
	4.970% 12/15/41	365,000	382,782
	5.150% 06/13/41	365,000	384,957
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	229,120	236,480
	4.740% 11/13/36	140,000	145,358
	4.920% 03/12/35	355,000	369,316
	5.080% 09/15/37	385,000	403,693

3

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.980% 01/15/39	180,000	191,262
Structured Asset Securities Corp.
	I.O.,
	2.189% 02/25/28 (04/01/10) (b)(c)	475,897	—
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	290,000	304,633
	5.037% 03/15/42	434,999	453,382
	5.209% 10/15/44 (04/01/10) (b)(c)	35,000	36,036
	5.726% 06/15/45	80,707	81,326

	Total Commercial Mortgage-Backed Securities (cost of $5,461,574)		5,884,858
Collateralized Mortgage Obligations — 4.6%
AGENCY — 4.2%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,593,562
Federal National Mortgage Association
	4.000% 01/25/30	1,671,786	1,684,274
	9.250% 03/25/18	18,738	21,047
AGENCY TOTAL			3,298,883
NON - AGENCY — 0.4%
American Mortgage Trust
	8.445% 09/27/22 (d)	2,137	1,296
Comfed Savings Bank
	5.789% 01/25/18 (04/01/10) (b)(c)(d)	8,891	445
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (b)(e)	311,849	299,327
NON-AGENCY TOTAL			301,068

	Total Collateralized Mortgage Obligations (cost of $3,613,942)		3,599,951
Corporate Fixed-Income Bonds & Notes — 4.8%
BASIC MATERIALS — 0.3%
Chemicals — 0.2%
Dow Chemical Co.
	5.700% 05/15/18	45,000	46,682
	5.900% 02/15/15	50,000	54,131
	8.550% 05/15/19	30,000	36,292
Lubrizol Corp.
	6.500% 10/01/34	5,000	5,175
Chemicals Total			142,280

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.1%
Nucor Corp.
	5.000% 06/01/13	25,000	27,012
	5.850% 06/01/18	90,000	97,698
Iron/Steel Total			124,710
BASIC MATERIALS TOTAL			266,990
COMMUNICATIONS — 0.6%
Media — 0.3%
Comcast Corp.
	5.850% 11/15/15	60,000	65,745
Time Warner Cable, Inc.
	3.500% 02/01/15	130,000	130,110
	5.850% 05/01/17	15,000	16,061
Time Warner, Inc.
	6.500% 11/15/36	5,000	5,136
Media Total			217,052
Telecommunication Services — 0.3%
BellSouth Corp.
	5.200% 09/15/14	60,000	64,647
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	150,000	163,927
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	25,000	32,280
Telecommunication Services Total			260,854
COMMUNICATIONS TOTAL			477,906
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Pass-Through Trust
	8.353% 07/10/31 (e)	192,856	223,971
Retail Total			223,971
CONSUMER CYCLICAL TOTAL			223,971
CONSUMER NON-CYCLICAL — 0.4%
Food — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	15,000	15,263
General Mills, Inc.
	5.200% 03/17/15	40,000	43,423
Kraft Foods, Inc.
	4.125% 02/09/16	155,000	157,062

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Kroger Co.
	3.900% 10/01/15	120,000	121,472
Food Total			337,220
CONSUMER NON-CYCLICAL TOTAL			337,220
ENERGY — 0.7%
Oil & Gas Services — 0.1%
Smith International, Inc.
	9.750% 03/15/19	5,000	6,726
Weatherford International Ltd.
	5.150% 03/15/13	25,000	26,564
Oil & Gas Services Total			33,290
Pipelines — 0.6%
Energy Transfer Partners LP
	6.000% 07/01/13	110,000	118,911
	6.625% 10/15/36	175,000	176,197
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	15,000	16,265
	6.500% 09/01/39	15,000	15,419
Plains All American Pipeline LP
	5.750% 01/15/20	10,000	10,255
	6.500% 05/01/18	125,000	136,194
Pipelines Total			473,241
ENERGY TOTAL			506,531
FINANCIALS — 1.7%
Banks — 0.7%
Bank of New York Mellon Corp.
	5.450% 05/15/19	30,000	31,816
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (b)(c)	5,000	4,312
Capital One Capital V
	10.250% 08/15/39	30,000	35,541
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	126,670
JPMorgan Chase Capital XX
	6.550% 09/29/36	110,000	103,226
PNC Funding Corp.
	3.625% 02/08/15	25,000	25,150
	5.125% 02/08/20	35,000	35,257
USB Capital IX
	6.189% 10/29/49 (04/15/42) (b)(c)	90,000	76,950

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Wachovia Corp.
	5.500% 05/01/13	60,000	64,798
Banks Total			503,720
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.
	7.300% 06/28/19	25,000	28,966
Discover Financial Services
	10.250% 07/15/19	15,000	17,846
General Electric Capital Corp.
	5.500% 01/08/20	40,000	40,811
International Lease Finance Corp.
	4.875% 09/01/10	160,000	159,999
Diversified Financial Services Total			247,622
Insurance — 0.6%
CNA Financial Corp.
	5.850% 12/15/14	10,000	10,176
	7.350% 11/15/19	25,000	26,128
Hartford Financial Services Group, Inc.
	6.625% 03/30/40	20,000	19,679
Lincoln National Corp.
	8.750% 07/01/19	50,000	61,139
MetLife, Inc.
	10.750% 08/01/39	40,000	51,558
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,000	5,367
Prudential Financial, Inc.
	7.375% 06/15/19	185,000	212,156
Transatlantic Holdings, Inc.
	8.000% 11/30/39	35,000	35,770
Unum Group
	7.125% 09/30/16	40,000	43,482
Insurance Total			465,455
Real Estate Investment Trusts (REITs) — 0.1%
Brandywine Operating Partnership LP
	7.500% 05/15/15	65,000	69,944
Duke Realty LP
	7.375% 02/15/15	25,000	26,998

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	8.250% 08/15/19	20,000	22,306
Real Estate Investment Trusts (REITs) Total			119,248
FINANCIALS TOTAL			1,336,045
INDUSTRIALS — 0.3%
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	30,000	36,376
Miscellaneous Manufacturing Total			36,376
Transportation — 0.3%
CSX Corp.
	6.250% 04/01/15	60,000	67,108
Union Pacific Corp.
	5.700% 08/15/18	25,000	26,309
	6.650% 01/15/11	100,000	104,299
Transportation Total			197,716
INDUSTRIALS TOTAL			234,092
TECHNOLOGY — 0.1%
Networking Products — 0.0%
Cisco Systems, Inc.
	5.900% 02/15/39	40,000	40,610
Networking Products Total			40,610
Software — 0.1%
Oracle Corp.
	4.950% 04/15/13	50,000	54,319
Software Total			54,319
TECHNOLOGY TOTAL			94,929
UTILITIES — 0.4%
Electric — 0.4%
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (e)	85,000	84,415
Pacific Gas & Electric Co.
	5.800% 03/01/37	190,000	188,530
Southern Co.
	4.150% 05/15/14	5,000	5,219
Electric Total			278,164

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.0%
Sempra Energy
	6.500% 06/01/16	5,000	5,586
Gas Total			5,586
UTILITIES TOTAL			283,750

	Total Corporate Fixed-Income Bonds & Notes (cost of $3,665,355)		3,761,434
Asset-Backed Securities — 1.4%
BMW Vehicle Lease Trust
	2.040% 04/15/11	209,375	210,076
Capital One Multi-Asset Execution Trust
	0.300% 05/15/13 (04/15/10) (b)(c)	265,000	264,951
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	60,671	64,156
Mid-State Trust
	7.340% 07/01/35	565,886	560,840
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10 (e)	3,142	3,172

	Total Asset-Backed Securities (cost of $1,116,850)		1,103,195

		Shares
Securities Lending Collateral — 20.5%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.219%) (f)	16,182,429	16,182,429

	Total Securities Lending Collateral (cost of $16,182,429)		16,182,429

		Par ($)
Short-Term Obligation — 2.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 09/05/13, market value $2,055,125 (repurchase proceeds $2,010,000)	2,010,000	2,010,000

	Total Short-Term Obligation (cost of $2,010,000)		2,010,000

	Total Investments — 118.9% (cost of $92,829,801)(g)(h)		93,697,697

	Obligation to Return Collateral for Securities Loaned — (20.5)%		(16,182,429)

	Other Assets & Liabilities, Net — 1.6%		1,296,126

	Net Assets — 100.0%		78,811,394

9

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
U.S. Government Agencies	$—	$3,989,053	$—	$3,989,053
U.S. Government Obligations	33,447,420	—	—	33,447,420
Total Government & Agency Obligations	33,447,420	3,989,053	—	37,436,473
Total Mortgage-Backed Securities	—	23,719,357	—	23,719,357
Total Commercial Mortgage-Backed Securities	—	5,884,858	—	5,884,858
Collateralized Mortgage Obligations
Agency	—	3,298,883	—	3,298,883
Non-Agency	—	299,327	1,741	301,068
Total Collateralized Mortgage Obligations	—	3,598,210	1,741	3,599,951
Total Corporate Fixed-Income Bonds & Notes	—	3,761,434	—	3,761,434
Total Asset-Backed Securities	—	1,103,195	—	1,103,195
Total Securities Lending Collateral	16,182,429	—	—	16,182,429
Total Short-Term Obligation	—	2,010,000	—	2,010,000
Total Investments	$49,629,849	$44,066,107	$1,741	$93,697,697

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

The Fund’s assets assigned to the Level 3 category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances.  Certain Collateralized Mortgage Obligations classified as Level 3 securities are valued using the market approach.  To determine the fair value for these securities, management considered the security’s cash flow and loan performance data as well as yields observed from market quotations and trades of similar securities.  Certain Collateralized Mortgage Obligations classified as Level 3 are valued using an income approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered estimates of distributions from potential actions related to the security’s default.

The following table reconciles asset balances for the three months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Collateralized Mortgage Obligations

Non-Agency	$1,880	$—	$28	$271	$—	$(438)	$—	$—	$1,741

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $271.

(a)	All or a portion of this security was on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 is $15,839,922.

11

(b)		The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.
(c)		Parenthetical date represents the next interest rate reset date for the security.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of these securities amounted to $1,741, which represents less than 0.1% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid, amounted to $610,885 which represents 0.8% of net assets.

(f)		Investment made with cash collateral received from securities lending activity.
(g)		Cost for federal income tax purposes is $92,985,373.
(h)		Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,256,652	$(544,328)	$712,324

Acronym	Name

I.O.	Interest Only

12

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 9.5%
Auto Components — 1.4%
	Denso Corp.	5,200	154,905
	Stanley Electric Co., Ltd.	9,500	184,228
Auto Components Total			339,133
Automobiles — 2.0%
	Nissan Motor Co., Ltd. (a)	33,700	288,733
	Toyota Motor Corp.	5,000	200,289
Automobiles Total			489,022
Hotels, Restaurants & Leisure — 0.7%
	OPAP SA	7,686	174,403
Hotels, Restaurants & Leisure Total			174,403
Household Durables — 0.5%
	Foster Electric Co. Ltd.	4,100	113,847
Household Durables Total			113,847
Leisure Equipment & Products — 0.4%
	Altek Corp.	60,000	105,611
Leisure Equipment & Products Total			105,611
Media — 0.7%
	Publicis Groupe SA	3,745	160,243
Media Total			160,243
Specialty Retail — 2.2%
	Game Group PLC	122,202	182,196
	USS Co., Ltd.	2,830	192,219
	Yamada Denki Co., Ltd.	1,990	146,871
Specialty Retail Total			521,286
Textiles, Apparel & Luxury Goods — 1.6%
	LG Fashion Corp.	7,090	174,203
	Polo Ralph Lauren Corp. (b)	1,400	119,056
	Youngone Corp.	10,600	84,129
Textiles, Apparel & Luxury Goods Total			377,388
CONSUMER DISCRETIONARY TOTAL			2,280,933
CONSUMER STAPLES — 9.6%
Beverages — 2.1%
	Carlsberg A/S, Class B	3,156	264,880
	Cott Corp. (a)	30,397	235,577
Beverages Total			500,457
Food & Staples Retailing — 3.3%
	George Weston Ltd.	1,000	69,069
	Koninklijke Ahold NV	18,696	249,235
	Seven & I Holdings Co., Ltd.	12,300	297,205

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Wal-Mart Stores, Inc.	3,088	171,693
Food & Staples Retailing Total			787,202
Food Products — 3.1%
	Balrampur Chini Mills Ltd.	22,679	46,348
	China Milk Products Group Ltd. (a)(c)	342,000	44,004
	Nestle SA, Registered Shares	4,723	241,884
	Toyo Suisan Kaisha Ltd.	9,000	232,774
	Viterra, Inc. (a)	20,180	190,544
Food Products Total			755,554
Tobacco — 1.1%
	Japan Tobacco, Inc.	70	260,562
Tobacco Total			260,562
CONSUMER STAPLES TOTAL			2,303,775
ENERGY — 7.7%
Energy Equipment & Services — 2.4%
	Core Laboratories N.V.	712	93,130
	Noble Corp. (a)	4,902	205,002
	Shinko Plantech Co., Ltd.	20,000	177,131
	Tecnicas Reunidas SA	1,506	94,686
Energy Equipment & Services Total			569,949
Oil, Gas & Consumable Fuels — 5.3%
	AWE Ltd. (a)	82,539	206,018
	BP PLC	43,489	411,410
	Royal Dutch Shell PLC, Class B	8,465	233,213
	Total SA	4,911	285,088
	Yanzhou Coal Mining Co., Ltd., Class H	60,000	143,890
Oil, Gas & Consumable Fuels Total			1,279,619
ENERGY TOTAL			1,849,568
FINANCIALS — 24.6%
Capital Markets — 1.8%
	ICAP PLC	26,238	148,833
	Intermediate Capital Group PLC	38,527	158,439
	Tokai Tokyo Financial Holdings	28,000	116,804
Capital Markets Total			424,076
Commercial Banks — 14.4%
	Australia & New Zealand Banking Group Ltd.	14,846	345,490
	Banco Bilbao Vizcaya Argentaria SA	20,644	282,453
	Banco Santander SA	34,143	453,774

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Bank of China Ltd., Class H	257,000	136,705
	Barclays PLC	62,577	342,143
	BNP Paribas	3,624	278,316
	Commonwealth Bank of Australia	2,685	138,692
	DBS Group Holdings Ltd.	24,000	245,327
	Governor & Co. of the Bank of Ireland (a)(b)	32,689	70,642
	HSBC Holdings PLC	25,693	260,447
	National Bank of Greece SA (a)	7,474	150,412
	Standard Chartered PLC	10,503	286,491
	Sumitomo Mitsui Financial Group, Inc.	6,000	198,310
	Sumitomo Trust & Banking Co., Ltd.	23,000	134,817
	Svenska Handelsbanken AB, Class A	3,868	113,352
Commercial Banks Total			3,437,371
Diversified Financial Services — 0.9%
	ING Groep NV (a)	22,476	224,400
Diversified Financial Services Total			224,400
Insurance — 4.5%
	Axis Capital Holdings Ltd.	4,843	151,392
	Baloise Holding AG, Registered Shares	2,084	184,801
	Brit Insurance Holdings NV	14,612	166,857
	Sampo Oyj, Class A	8,866	235,186
	XL Capital Ltd., Class A	5,342	100,964
	Zurich Financial Services AG, Registered Shares	931	238,666
Insurance Total			1,077,866
Real Estate Investment Trusts (REITs) — 0.8%
	Japan Retail Fund Investment Corp.	167	196,492
Real Estate Investment Trusts (REITs) Total			196,492
Real Estate Management & Development — 2.2%
	Hongkong Land Holdings Ltd.	37,000	187,590
	Huaku Development Co., Ltd.	80,000	207,570
	Swire Pacific Ltd., Class A	10,000	120,230
Real Estate Management & Development Total			515,390
FINANCIALS TOTAL			5,875,595
HEALTH CARE — 7.7%
Biotechnology — 0.6%
	Amgen, Inc. (a)	2,343	140,018
Biotechnology Total			140,018

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 0.8%
Miraca Holdings, Inc.	6,800	207,295
Health Care Providers & Services Total		207,295
Pharmaceuticals — 6.3%
Astellas Pharma, Inc.	3,500	126,725
AstraZeneca PLC, ADR	7,453	333,298
Novartis AG, Registered Shares	2,051	110,778
Roche Holding AG, Genusschein Shares	2,541	412,093
Sanofi-Aventis SA	5,053	376,663
Santen Pharmaceutical Co., Ltd.	4,700	141,065
Pharmaceuticals Total		1,500,622
HEALTH CARE TOTAL		1,847,935
INDUSTRIALS — 11.6%
Aerospace & Defense — 2.0%
BAE Systems PLC	46,411	261,501
MTU Aero Engines Holding AG	3,736	217,358
Aerospace & Defense Total		478,859
Airlines — 0.4%
Turk Hava Yollari A.O.	30,201	103,472
Airlines Total		103,472
Commercial Services & Supplies — 0.6%
Aeon Delight Co., Ltd.	10,100	141,955
Commercial Services & Supplies Total		141,955
Construction & Engineering — 3.1%
COMSYS Holdings Corp.	13,300	128,746
CTCI Corp.	128,000	133,611
Maire Tecnimont SpA	53,020	201,945
Toyo Engineering Corp.	43,000	165,119
Vinci SA	1,766	104,080
Construction & Engineering Total		733,501
Electrical Equipment — 1.4%
Mitsubishi Electric Corp.	14,000	128,634
Schneider Electric SA	1,753	205,610
Electrical Equipment Total		334,244
Industrial Conglomerates — 1.7%
DCC PLC	5,525	143,277
Tyco International Ltd.	6,542	250,232
Industrial Conglomerates Total		393,509

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.5%
	Demag Cranes AG (a)	3,648	127,885
Machinery Total			127,885
Professional Services — 0.5%
	Atkins WS PLC	11,702	110,098
Professional Services Total			110,098
Trading Companies & Distributors — 1.4%
	ITOCHU Corp.	15,000	131,405
	Mitsui & Co., Ltd.	12,200	205,008
Trading Companies & Distributors Total			336,413
INDUSTRIALS TOTAL			2,759,936
INFORMATION TECHNOLOGY — 5.3%
Electronic Equipment, Instruments & Components — 0.8%
	FUJIFILM Holdings Corp.	5,200	179,099
Electronic Equipment, Instruments & Components Total			179,099
IT Services — 0.4%
	Redecard SA	5,700	105,452
IT Services Total			105,452
Office Electronics — 1.4%
	Canon, Inc.	7,000	324,206
Office Electronics Total			324,206
Semiconductors & Semiconductor Equipment — 1.1%
	MediaTek, Inc.	9,000	156,150
	United Microelectronics Corp., ADR (a)	28,406	106,806
Semiconductors & Semiconductor Equipment Total			262,956
Software — 1.6%
	Autonomy Corp. PLC (a)	6,874	190,162
	Nintendo Co., Ltd.	600	200,877
Software Total			391,039
INFORMATION TECHNOLOGY TOTAL			1,262,752
MATERIALS — 10.3%
Chemicals — 3.2%
	BASF SE	6,275	389,187
	Clariant AG, Registered Shares (a)	18,522	235,566
	Syngenta AG, Registered Shares	480	133,293
Chemicals Total			758,046
Construction Materials — 0.4%
	Ciments Francais SA	1,033	99,047
Construction Materials Total			99,047

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 6.2%
	Anglo American PLC (a)	5,083	221,685
	BHP Billiton PLC	13,040	447,213
	BlueScope Steel Ltd. (a)	43,163	115,261
	Eurasian Natural Resources Corp. PLC	11,077	200,367
	First Quantum Minerals Ltd.	1,461	120,214
	Salzgitter AG	1,684	156,326
	Thompson Creek Metals Co., Inc. (a)(b)	6,500	87,806
	Tokyo Steel Manufacturing Co., Ltd.	10,800	135,274
Metals & Mining Total			1,484,146
Paper & Forest Products — 0.5%
	Svenska Cellulosa AB, Class B	9,174	129,340
Paper & Forest Products Total			129,340
MATERIALS TOTAL			2,470,579
TELECOMMUNICATION SERVICES — 5.3%
Diversified Telecommunication Services — 4.1%
	BCE, Inc.	5,400	158,706
	Bezeq Israeli Telecommunication Corp., Ltd.	69,843	198,242
	Nippon Telegraph & Telephone Corp.	3,200	134,859
	Tele2 AB, Class B	11,884	198,325
	Telefonica O2 Czech Republic AS	8,444	197,193
	Telefonica SA	3,758	89,029
Diversified Telecommunication Services Total			976,354
Wireless Telecommunication Services — 1.2%
	Softbank Corp.	8,200	201,996
	Vodafone Group PLC	39,429	90,947
Wireless Telecommunication Services Total			292,943
TELECOMMUNICATION SERVICES TOTAL			1,269,297
UTILITIES — 5.4%
Electric Utilities — 1.1%
	Enel SpA	19,867	111,090
	Fortum OYJ	6,538	159,921
Electric Utilities Total			271,011
Gas Utilities — 0.5%
	PT Perusahaan Gas Negara Tbk	282,000	131,711
Gas Utilities Total			131,711
Independent Power Producers & Energy Traders — 1.6%
	Drax Group PLC	28,007	158,782

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	International Power PLC	44,603	215,848
Independent Power Producers & Energy Traders Total			374,630
Multi-Utilities — 2.2%
	AGL Energy Ltd.	15,642	215,739
	RWE AG	3,409	302,046
Multi-Utilities Total			517,785
UTILITIES TOTAL			1,295,137

	Total Common Stocks (cost of $20,415,308)		23,215,507
Investment Company — 1.7%
	iShares MSCI EAFE Index Fund	7,120	398,720

	Total Investment Company (cost of $393,487)		398,720

	Total Investments — 98.7% (cost of $20,808,795)(d)(e)		23,614,227

	Other Assets & Liabilities, Net — 1.3%		309,715

	Net Assets — 100.0%		23,923,942

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sales price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$119,056	$2,161,877	$—	$2,280,933
Consumer Staples	666,883	1,592,888	44,004	2,303,775
Energy	298,132	1,551,436	—	1,849,568
Financials	439,946	5,435,649	—	5,875,595
Health Care	473,316	1,374,619	—	1,847,935
Industrials	250,232	2,509,704	—	2,759,936
Information Technology	212,258	1,050,494	—	1,262,752
Materials	208,020	2,262,559	—	2,470,579
Telecommunication Services	158,706	1,110,591	—	1,269,297
Utilities	—	1,295,137	—	1,295,137
Total Common Stocks	2,826,549	20,344,954	44,004	23,215,507
Total Investment Company	398,720	—	—	398,720
Total Investments	3,225,269	20,344,954	44,004	23,614,227
Value of Written Call Option Contracts	(556)	—	—	(556)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	39,762	—	39,762
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(39,233)	—	(39,233)
Total	$3,224,713	$20,345,483	$44,004	$23,614,200

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Common Stock classified as Level 3 are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for this security, management considered various factors including, but not limited to, the halt price of the security, circumstances surrounding the halt, the movement in observed market prices for other securities from the issuer since the halt date, and the position of the security within the respective company’s capital structure.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Financial Assets were transferred from Level 2 to Level 1 as third party statistical pricing services were no longer incorporated in the valuation of the security.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$123,583	$—	$—	$123,583

Financial Assets were transferred from Level 2 to Level 3 due to a security halt and/or due to pricing services discontinuing coverage of a security.  As a result, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$83,736	$83,736	$—

The following table reconciles asset balances for the three months ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Common Stock

Consumer Staples	$—	$	$(4,774)	$(33,060)	$—	$(1,898)	$83,736	$—	$44,004

9

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $33,060.

(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for written option contracts.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of this security amounted to $44,004, which represents 0.2% of net assets.

(d)	Cost for federal income tax purposes is $20,808,795.
(e)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$4,282,232	$(1,476,800)	$2,805,432

10

At March 31, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Governor & Co. of the Bank of Ireland	$10.0	11	04/17/10	$166	$(166)
Polo Ralph Lauren Corp.	90.0	14	04/17/10	394	(350)
Thompson Creek Metals Co., Inc.	15.0	4	04/17/10	36	(40)

Total written call options (proceeds $596)					$(556)

For the three months ended March 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2009	38	$1,463
Options written	119	4,904
Options terminated in closing purchase transactions	(76)	(2,663)
Options exercised	—	—
Options expired	(52)	(3,108)
Options outstanding at March 31, 2010	29	$596

Forward foreign currency exchange contracts outstanding on March 31, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,040,549	$1,017,019	06/01/10	$23,530
CHF	185,026	182,801	06/01/10	2,225
EUR	1,926,108	1,931,864	06/01/10	(5,756)
GBP	565,838	560,917	06/01/10	4,921
NOK	201,553	202,069	06/01/10	(516)
SEK	148,483	149,746	06/01/10	(1,263)
SGD	67,891	67,833	06/01/10	58
				$23,199

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$796,519	$782,785	06/01/10	$(13,734)
CZK	244,092	241,153	06/01/10	(2,939)
DKK	45,881	46,144	06/01/10	263
GBP	72,815	71,456	06/01/10	(1,359)
ILS	262,591	256,146	06/01/10	(6,445)
JPY	303,726	312,491	06/01/10	8,765
KRW	280,517	276,878	06/01/10	(3,639)
TWD	751,265	747,683	06/01/10	(3,582)
				$(22,670)

11

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 11.9%
Auto Components — 0.4%
	Autoliv, Inc. (a)	5,180	266,925
Auto Components Total			266,925
Hotels, Restaurants & Leisure — 2.8%
	Las Vegas Sands Corp. (a)	13,500	285,525
	McDonald’s Corp.	7,010	467,707
	Starbucks Corp. (a)	26,340	639,272
	Starwood Hotels & Resorts Worldwide, Inc.	6,520	304,093
Hotels, Restaurants & Leisure Total			1,696,597
Household Durables — 0.1%
	Harman International Industries, Inc. (a)	634	29,659
Household Durables Total			29,659
Internet & Catalog Retail — 2.1%
	Amazon.com, Inc. (a)	7,580	1,028,833
	priceline.com, Inc. (a)	870	221,850
Internet & Catalog Retail Total			1,250,683
Media — 1.0%
	Viacom, Inc., Class B (a)	17,420	598,900
Media Total			598,900
Multiline Retail — 1.7%
	Target Corp.	20,020	1,053,052
Multiline Retail Total			1,053,052
Specialty Retail — 3.4%
	Best Buy Co., Inc.	8,450	359,463
	Dick’s Sporting Goods, Inc. (a)	8,780	229,246
	GameStop Corp., Class A (a)	10,740	235,313
	Lowe’s Companies, Inc.	28,510	691,083
	TJX Companies, Inc.	13,050	554,886
Specialty Retail Total			2,069,991
Textiles, Apparel & Luxury Goods — 0.4%
	Lululemon Athletica, Inc. (a)	6,111	253,606
Textiles, Apparel & Luxury Goods Total			253,606
CONSUMER DISCRETIONARY TOTAL			7,219,413
CONSUMER STAPLES — 11.0%
Beverages — 2.1%
	PepsiCo, Inc.	19,140	1,266,302
Beverages Total			1,266,302

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.3%
	Costco Wholesale Corp.	12,450	743,390
	Wal-Mart Stores, Inc.	11,930	663,308
Food & Staples Retailing Total			1,406,698
Food Products — 0.5%
	Mead Johnson Nutrition Co., Class A	5,370	279,401
Food Products Total			279,401
Household Products — 2.6%
	Procter & Gamble Co.	25,210	1,595,037
Household Products Total			1,595,037
Personal Products — 1.3%
	Avon Products, Inc.	13,850	469,100
	Estée Lauder Companies, Inc., Class A	4,990	323,701
Personal Products Total			792,801
Tobacco — 2.2%
	Philip Morris International, Inc.	25,770	1,344,163
Tobacco Total			1,344,163
CONSUMER STAPLES TOTAL			6,684,402
ENERGY — 4.1%
Energy Equipment & Services — 1.8%
	Baker Hughes, Inc.	8,250	386,430
	Nabors Industries Ltd. (a)	20,250	397,508
	Transocean Ltd. (a)	3,496	301,984
Energy Equipment & Services Total			1,085,922
Oil, Gas & Consumable Fuels — 2.3%
	Apache Corp.	3,900	395,850
	Cabot Oil & Gas Corp.	7,290	268,272
	Continental Resources, Inc. (a)	7,450	316,997
	EOG Resources, Inc.	4,650	432,171
Oil, Gas & Consumable Fuels Total			1,413,290
ENERGY TOTAL			2,499,212
FINANCIALS — 5.4%
Capital Markets — 3.4%
	Franklin Resources, Inc.	7,110	788,499
	Goldman Sachs Group, Inc.	3,530	602,324
	Morgan Stanley	12,480	365,539
	T. Rowe Price Group, Inc.	6,130	336,721
Capital Markets Total			2,093,083

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.3%
	Fifth Third Bancorp.	14,040	190,804
Commercial Banks Total			190,804
Insurance — 1.7%
	Prudential Financial, Inc.	10,430	631,015
	XL Capital Ltd., Class A	20,690	391,041
Insurance Total			1,022,056
FINANCIALS TOTAL			3,305,943
HEALTH CARE — 16.3%
Biotechnology — 2.8%
	Celgene Corp. (a)	12,560	778,218
	Dendreon Corp. (a)	6,970	254,196
	Gilead Sciences, Inc. (a)	6,740	306,535
	Vertex Pharmaceuticals, Inc. (a)	9,230	377,230
Biotechnology Total			1,716,179
Health Care Equipment & Supplies — 3.8%
	C.R. Bard, Inc.	5,910	511,924
	CareFusion Corp. (a)	17,930	473,890
	Edwards Lifesciences Corp. (a)	3,490	345,091
	Hospira, Inc. (a)	12,700	719,455
	St. Jude Medical, Inc. (a)	6,360	261,078
Health Care Equipment & Supplies Total			2,311,438
Health Care Providers & Services — 4.2%
	Cardinal Health, Inc.	18,150	653,944
	Express Scripts, Inc. (a)	4,600	468,096
	Medco Health Solutions, Inc. (a)	10,380	670,133
	UnitedHealth Group, Inc. (a)	14,220	464,567
	Universal Health Services, Inc., Class B	8,030	281,773
Health Care Providers & Services Total			2,538,513
Life Sciences Tools & Services — 1.2%
	QIAGEN N.V. (a)	13,230	304,158
	Thermo Fisher Scientific, Inc. (a)	8,050	414,092
Life Sciences Tools & Services Total			718,250
Pharmaceuticals — 4.3%
	Abbott Laboratories	26,770	1,410,244
	Allergan, Inc.	10,480	684,554

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Mylan, Inc. (a)	22,550	512,110
Pharmaceuticals Total			2,606,908
HEALTH CARE TOTAL			9,891,288
INDUSTRIALS — 9.8%
Aerospace & Defense — 1.3%
	United Technologies Corp.	10,640	783,211
Aerospace & Defense Total			783,211
Air Freight & Logistics — 1.0%
	United Parcel Service, Inc., Class B	9,580	617,048
Air Freight & Logistics Total			617,048
Building Products — 0.3%
	Masco Corp.	11,820	183,446
Building Products Total			183,446
Industrial Conglomerates — 1.6%
	General Electric Co.	27,060	492,492
	Tyco International Ltd.	12,460	476,595
Industrial Conglomerates Total			969,087
Machinery — 4.7%
	Bucyrus International, Inc.	4,750	313,453
	Cummins, Inc.	4,110	254,615
	Flowserve Corp.	4,230	466,442
	Illinois Tool Works, Inc.	15,840	750,182
	Ingersoll-Rand PLC	14,620	509,799
	Parker Hannifin Corp.	8,410	544,463
Machinery Total			2,838,954
Road & Rail — 0.9%
	Canadian National Railway Co.	5,090	308,403
	Con-way, Inc.	7,190	252,513
Road & Rail Total			560,916
INDUSTRIALS TOTAL			5,952,662
INFORMATION TECHNOLOGY — 33.4%
Communications Equipment — 5.1%
	Cisco Systems, Inc. (a)	70,410	1,832,772
	CommScope, Inc. (a)	11,400	319,428
	QUALCOMM, Inc.	22,810	957,792
Communications Equipment Total			3,109,992
Computers & Peripherals — 9.8%
	Apple, Inc. (a)	11,420	2,682,901
	EMC Corp. (a)	42,090	759,304
	Hewlett-Packard Co.	28,660	1,523,279

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	International Business Machines Corp.	5,210	668,182
	Teradata Corp. (a)	10,090	291,500
Computers & Peripherals Total			5,925,166
Internet Software & Services — 5.5%
	Akamai Technologies, Inc. (a)	16,180	508,214
	eBay, Inc. (a)	17,930	483,214
	Equinix, Inc. (a)	4,600	447,764
	Google, Inc., Class A (a)	3,342	1,894,947
Internet Software & Services Total			3,334,139
IT Services — 1.6%
	Cognizant Technology Solutions Corp., Class A (a)	11,850	604,113
	Visa, Inc., Class A	4,100	373,223
IT Services Total			977,336
Semiconductors & Semiconductor Equipment — 5.6%
	Intel Corp.	27,600	614,376
	Marvell Technology Group Ltd. (a)	29,350	598,153
	Micron Technology, Inc. (a)	37,640	391,079
	Netlogic Microsystems, Inc. (a)	7,290	214,545
	Novellus Systems, Inc. (a)	12,450	311,250
	Texas Instruments, Inc.	34,200	836,874
	Varian Semiconductor Equipment Associates, Inc. (a)	13,400	443,808
Semiconductors & Semiconductor Equipment Total			3,410,085
Software — 5.8%
	Microsoft Corp.	65,390	1,913,965
	Nintendo Co. Ltd., ADR	8,000	333,200
	Nuance Communications, Inc. (a)	8,860	147,430
	Oracle Corp.	23,120	593,953
	Salesforce.com, Inc. (a)	7,380	549,441
Software Total			3,537,989
INFORMATION TECHNOLOGY TOTAL			20,294,707
MATERIALS — 4.7%
Chemicals — 0.9%
	Celanese Corp., Series A	16,620	529,347
Chemicals Total			529,347
Containers & Packaging — 1.7%
	Owens-Illinois, Inc. (a)	13,040	463,441
	Packaging Corp. of America	22,470	552,987
Containers & Packaging Total			1,016,428

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 2.1%
	Allegheny Technologies, Inc.	5,720	308,823
	Rio Tinto PLC, ADR	1,370	324,320
	Steel Dynamics, Inc.	20,320	354,990
	Walter Energy, Inc.	3,480	321,100
Metals & Mining Total			1,309,233
MATERIALS TOTAL			2,855,008
TELECOMMUNICATION SERVICES — 2.4%
Wireless Telecommunication Services — 2.4%
	American Tower Corp., Class A (a)	13,070	556,912
	Millicom International Cellular SA	3,252	289,916
	NII Holdings, Inc. (a)	14,636	609,736
Wireless Telecommunication Services Total			1,456,564
TELECOMMUNICATION SERVICES TOTAL			1,456,564

	Total Common Stocks (cost of $51,410,961)		60,159,199

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/10, market value $562,604 (repurchase proceeds $551,000)	551,000	551,000

	Total Short-Term Obligation (cost of $551,000)		551,000

	Total Investments — 99.9% (cost of $51,961,961)(b)(c)		60,710,199

	Other Assets & Liabilities, Net — 0.1%		44,842

	Net Assets — 100.0%		60,755,041

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$60,159,199	$—	$—	$60,159,199
Total Short-Term Obligation	—	551,000	—	551,000
Total Investments	$60,159,199	$551,000	$—	$60,710,199

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $51,961,961.

7

(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,168,661	$(420,423)	$8,748,238

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 10.1%
Hotels, Restaurants & Leisure — 3.3%
	Carnival Corp.	41,200	1,601,856
	McDonald’s Corp.	13,005	867,694
	Starwood Hotels & Resorts Worldwide, Inc.	23,324	1,087,831
Hotels, Restaurants & Leisure Total			3,557,381
Household Durables — 0.4%
	D.R. Horton, Inc.	37,400	471,240
Household Durables Total			471,240
Multiline Retail — 2.5%
	J.C. Penney Co., Inc.	35,100	1,129,167
	Nordstrom, Inc.	25,700	1,049,845
	Target Corp.	10,200	536,520
Multiline Retail Total			2,715,532
Specialty Retail — 2.9%
	Lowe’s Companies, Inc.	80,100	1,941,624
	O’Reilly Automotive, Inc. (a)	28,400	1,184,564
Specialty Retail Total			3,126,188
Textiles, Apparel & Luxury Goods — 1.0%
	NIKE, Inc., Class B	15,600	1,146,600
Textiles, Apparel & Luxury Goods Total			1,146,600
CONSUMER DISCRETIONARY TOTAL			11,016,941
CONSUMER STAPLES — 5.4%
Beverages — 1.4%
	Diageo PLC, ADR	21,857	1,474,255
Beverages Total			1,474,255
Food Products — 1.1%
	J.M. Smucker Co.	19,548	1,177,962
Food Products Total			1,177,962
Household Products — 1.0%
	Procter & Gamble Co.	17,900	1,132,533
Household Products Total			1,132,533
Personal Products — 0.5%
	Avon Products, Inc.	17,334	587,103
Personal Products Total			587,103

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.4%
	Philip Morris International, Inc.	29,316	1,529,122
Tobacco Total			1,529,122
CONSUMER STAPLES TOTAL			5,900,975
ENERGY — 14.6%
Energy Equipment & Services — 2.4%
	Halliburton Co.	53,748	1,619,427
	Nabors Industries Ltd. (a)	50,044	982,364
Energy Equipment & Services Total			2,601,791
Oil, Gas & Consumable Fuels — 12.2%
	Alpha Natural Resources, Inc. (a)	20,900	1,042,701
	Anadarko Petroleum Corp.	22,600	1,645,958
	Apache Corp.	21,000	2,131,500
	Chevron Corp.	48,000	3,639,840
	EOG Resources, Inc.	9,800	910,812
	Occidental Petroleum Corp.	29,000	2,451,660
	Petroleo Brasileiro SA, ADR	12,900	573,921
	Williams Companies, Inc.	35,600	822,360
Oil, Gas & Consumable Fuels Total			13,218,752
ENERGY TOTAL			15,820,543
FINANCIALS — 24.8%
Capital Markets — 3.9%
	Goldman Sachs Group, Inc.	14,800	2,525,324
	Morgan Stanley	59,700	1,748,613
Capital Markets Total			4,273,937
Commercial Banks — 8.8%
	BB&T Corp.	43,200	1,399,248
	Fifth Third Bancorp.	52,800	717,552
	PNC Financial Services Group, Inc.	32,290	1,927,713
	U.S. Bancorp	99,446	2,573,663
	Wells Fargo & Co.	81,410	2,533,479
	Zions Bancorporation	20,700	451,674
Commercial Banks Total			9,603,329
Consumer Finance — 2.4%
	American Express Co.	61,900	2,553,994
Consumer Finance Total			2,553,994
Diversified Financial Services — 3.9%
	JPMorgan Chase & Co.	93,392	4,179,292
Diversified Financial Services Total			4,179,292

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 3.5%
	ACE Ltd.	14,803	774,197
	Axis Capital Holdings Ltd.	24,900	778,374
	Prudential Financial, Inc.	36,298	2,196,029
Insurance Total			3,748,600
Real Estate Investment Trusts (REITs) — 2.3%
	Equity Residential Property Trust	17,800	696,870
	Rayonier, Inc.	19,800	899,514
	Simon Property Group, Inc.	11,351	952,349
Real Estate Investment Trusts (REITs) Total			2,548,733
FINANCIALS TOTAL			26,907,885
HEALTH CARE — 7.2%
Health Care Providers & Services — 1.2%
	Medco Health Solutions, Inc. (a)	19,700	1,271,832
Health Care Providers & Services Total			1,271,832
Life Sciences Tools & Services — 3.4%
	Life Technologies Corp. (a)	31,700	1,656,959
	Millipore Corp. (a)	3,000	316,800
	Thermo Fisher Scientific, Inc. (a)	34,200	1,759,248
Life Sciences Tools & Services Total			3,733,007
Pharmaceuticals — 2.6%
	Merck & Co., Inc.	31,533	1,177,758
	Pfizer, Inc.	95,600	1,639,540
Pharmaceuticals Total			2,817,298
HEALTH CARE TOTAL			7,822,137
INDUSTRIALS — 12.8%
Aerospace & Defense — 4.6%
	General Dynamics Corp.	7,000	540,400
	Goodrich Corp.	7,300	514,796
	Honeywell International, Inc.	29,200	1,321,884
	L-3 Communications Holdings, Inc.	7,900	723,877
	United Technologies Corp.	25,530	1,879,263
Aerospace & Defense Total			4,980,220
Air Freight & Logistics — 0.8%
	FedEx Corp.	9,400	877,960
Air Freight & Logistics Total			877,960
Building Products — 0.5%
	Masco Corp.	37,200	577,344
Building Products Total			577,344
Construction & Engineering — 0.9%
	Fluor Corp.	11,700	544,167

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Foster Wheeler AG (a)	17,300	469,522
Construction & Engineering Total			1,013,689
Industrial Conglomerates — 1.5%
	General Electric Co.	87,727	1,596,632
Industrial Conglomerates Total			1,596,632
Machinery — 3.7%
	Eaton Corp.	10,400	788,008
	Illinois Tool Works, Inc.	17,000	805,120
	Ingersoll-Rand PLC	31,800	1,108,866
	Kennametal, Inc.	10,000	281,200
	Navistar International Corp. (a)	15,119	676,273
	PACCAR, Inc.	7,100	307,714
Machinery Total			3,967,181
Professional Services — 0.8%
	Manpower, Inc.	15,400	879,648
Professional Services Total			879,648
INDUSTRIALS TOTAL			13,892,674
INFORMATION TECHNOLOGY — 6.6%
Computers & Peripherals — 4.0%
	EMC Corp. (a)	125,300	2,260,412
	Hewlett-Packard Co.	15,900	845,085
	International Business Machines Corp.	9,900	1,269,675
Computers & Peripherals Total			4,375,172
IT Services — 0.4%
	Western Union Co.	28,200	478,272
IT Services Total			478,272
Semiconductors & Semiconductor Equipment — 1.5%
	Lam Research Corp. (a)	24,832	926,730
	Texas Instruments, Inc.	26,400	646,008
Semiconductors & Semiconductor Equipment Total			1,572,738
Software — 0.7%
	Nuance Communications, Inc. (a)	42,200	702,208
Software Total			702,208
INFORMATION TECHNOLOGY TOTAL			7,128,390
MATERIALS — 7.6%
Chemicals — 3.2%
	Celanese Corp., Series A	33,400	1,063,790
	Monsanto Co.	18,000	1,285,560

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Potash Corp. of Saskatchewan, Inc.	9,200	1,098,020
Chemicals Total			3,447,370
Metals & Mining — 3.1%
	Allegheny Technologies, Inc.	22,300	1,203,977
	Nucor Corp.	25,200	1,143,576
	United States Steel Corp.	16,000	1,016,320
Metals & Mining Total			3,363,873
Paper & Forest Products — 1.3%
	International Paper Co.	21,100	519,271
	Weyerhaeuser Co.	21,400	968,778
Paper & Forest Products Total			1,488,049
MATERIALS TOTAL			8,299,292
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 2.4%
	AT&T, Inc.	73,484	1,898,826
	Verizon Communications, Inc.	22,345	693,142
Diversified Telecommunication Services Total			2,591,968
TELECOMMUNICATION SERVICES TOTAL			2,591,968
UTILITIES — 5.5%
Electric Utilities — 2.4%
	American Electric Power Co., Inc.	64,000	2,187,520
	Northeast Utilities	16,137	446,027
Electric Utilities Total			2,633,547
Multi-Utilities — 3.1%
	PG&E Corp.	38,830	1,647,168
	Sempra Energy	19,700	983,030
	Wisconsin Energy Corp.	15,200	751,032
Multi-Utilities Total			3,381,230
UTILITIES TOTAL			6,014,777

	Total Common Stocks (cost of $82,827,403)		105,395,582
Convertible Preferred Stocks — 1.8%
FINANCIALS — 0.8%
Commercial Banks — 0.2%
	Fifth Third Bancorp., 8.500%	2,000	272,360
Commercial Banks Total			272,360

5

		Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.6%
	Citigroup, Inc., 7.500%	5,149	627,560
Diversified Financial Services Total			627,560
FINANCIALS TOTAL			899,920
MATERIALS — 1.0%
Metals & Mining — 1.0%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	9,000	1,043,730
Metals & Mining Total			1,043,730
MATERIALS TOTAL			1,043,730

	Total Convertible Preferred Stocks (cost of $1,170,730)		1,943,650

		Par ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 04/22/10, market value $1,604,198 (repurchase proceeds $1,572,000)	1,572,000	1,572,000

	Total Short-Term Obligation (cost of $1,572,000)		1,572,000

	Total Investments — 100.3% (cost of $85,570,133)(b)(c)		108,911,232

	Other Assets & Liabilities, Net — (0.3)%		(308,727)

	Net Assets — 100.0%		108,602,505

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$105,395,582	$—	$—	$105,395,582
Total Convertible Preferred Stocks	1,943,650	—	—	1,943,650
Total Short-Term Obligation	—	1,572,000	—	1,572,000
Total Investments	$107,339,232	$1,572,000	$—	$108,911,232

The Fund’s assets assigned to the Level 2 input category represent short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $85,570,133.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,688,029	$(1,346,930)	$23,341,099

7

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 15.9%
Auto Components — 1.7%
	BorgWarner, Inc. (a)	5,900	225,262
	Goodyear Tire & Rubber Co. (a)	7,000	88,480
Auto Components Total			313,742
Hotels, Restaurants & Leisure — 3.7%
	International Game Technology	6,696	123,541
	Royal Caribbean Cruises Ltd. (a)	9,550	315,055
	Starwood Hotels & Resorts Worldwide, Inc.	5,600	261,184
Hotels, Restaurants & Leisure Total			699,780
Household Durables — 2.0%
	D.R. Horton, Inc.	14,400	181,440
	Stanley Black & Decker, Inc.	3,400	195,194
Household Durables Total			376,634
Leisure Equipment & Products — 1.2%
	Hasbro, Inc.	5,850	223,938
Leisure Equipment & Products Total			223,938
Media — 1.2%
	DISH Network Corp., Class A	6,200	129,084
	Gannett Co., Inc.	5,660	93,503
Media Total			222,587
Multiline Retail — 1.7%
	J.C. Penney Co., Inc.	6,900	221,973
	Nordstrom, Inc.	2,600	106,210
Multiline Retail Total			328,183
Specialty Retail — 2.8%
	American Eagle Outfitters, Inc.	8,200	151,864
	Foot Locker, Inc.	15,900	239,136
	O’Reilly Automotive, Inc. (a)	3,400	141,814
Specialty Retail Total			532,814
Textiles, Apparel & Luxury Goods — 1.6%
	Hanesbrands, Inc. (a)	5,000	139,100
	Jones Apparel Group, Inc.	8,700	165,474
Textiles, Apparel & Luxury Goods Total			304,574
CONSUMER DISCRETIONARY TOTAL			3,002,252
CONSUMER STAPLES — 4.6%
Beverages — 0.7%
	Fomento Economico Mexicano SAB de CV, ADR	2,850	135,461
Beverages Total			135,461

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.2%
	J.M. Smucker Co.	3,700	222,962
Food Products Total			222,962
Household Products — 1.0%
	Clorox Co.	2,950	189,213
Household Products Total			189,213
Personal Products — 1.7%
	Avon Products, Inc.	4,450	150,721
	Estée Lauder Companies, Inc., Class A	2,700	175,149
Personal Products Total			325,870
CONSUMER STAPLES TOTAL			873,506
ENERGY — 9.2%
Energy Equipment & Services — 3.5%
	Ensco International PLC, ADR	3,100	138,818
	Nabors Industries Ltd. (a)	4,400	86,372
	Noble Corp. (a)	5,200	217,464
	Pride International, Inc. (a)	7,100	213,781
Energy Equipment & Services Total			656,435
Oil, Gas & Consumable Fuels — 5.7%
	Cabot Oil & Gas Corp.	5,900	217,120
	Massey Energy Co.	1,933	101,077
	Newfield Exploration Co. (a)	3,150	163,957
	Peabody Energy Corp.	4,929	225,255
	Spectra Energy Corp.	10,400	234,312
	Williams Companies, Inc.	6,200	143,220
Oil, Gas & Consumable Fuels Total			1,084,941
ENERGY TOTAL			1,741,376
FINANCIALS — 27.5%
Capital Markets — 2.8%
	Ameriprise Financial, Inc.	3,400	154,224
	Raymond James Financial, Inc.	5,200	139,048
	TD Ameritrade Holding Corp. (a)	12,800	243,968
Capital Markets Total			537,240
Commercial Banks — 9.1%
	BB&T Corp.	2,682	86,870
	City National Corp.	4,050	218,579
	Comerica, Inc.	7,700	292,908
	Cullen/Frost Bankers, Inc.	5,200	290,160
	Fifth Third Bancorp.	13,900	188,901
	SVB Financial Group (a)	4,561	212,816

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	TCF Financial Corp.	18,400	293,296
	Zions Bancorporation	5,750	125,465
Commercial Banks Total			1,708,995
Consumer Finance — 1.6%
	Discover Financial Services	20,060	298,894
Consumer Finance Total			298,894
Insurance — 5.9%
	ACE Ltd.	4,336	226,773
	Assured Guaranty Ltd.	4,100	90,077
	Axis Capital Holdings Ltd.	3,800	118,788
	Genworth Financial, Inc., Class A (a)	9,300	170,562
	Lincoln National Corp.	5,556	170,569
	Reinsurance Group of America, Inc.	6,500	341,380
Insurance Total			1,118,149
Real Estate Investment Trusts (REITs) — 8.1%
	Alexandria Real Estate Equities, Inc.	2,800	189,280
	Boston Properties, Inc.	2,700	203,688
	Equity Residential Property Trust	5,900	230,985
	Host Hotels & Resorts, Inc.	11,555	169,281
	ProLogis	10,050	132,660
	Rayonier, Inc.	6,000	272,580
	Taubman Centers, Inc.	3,700	147,704
	Vornado Realty Trust	2,390	180,923
Real Estate Investment Trusts (REITs) Total			1,527,101
FINANCIALS TOTAL			5,190,379
HEALTH CARE — 5.8%
Health Care Equipment & Supplies — 2.8%
	Beckman Coulter, Inc.	1,565	98,282
	Cooper Companies, Inc.	2,600	101,088
	Hospira, Inc. (a)	1,700	96,305
	Teleflex, Inc.	3,500	224,245
Health Care Equipment & Supplies Total			519,920
Health Care Providers & Services — 1.8%
	AmerisourceBergen Corp.	6,100	176,412
	Community Health Systems, Inc. (a)	4,400	162,492
Health Care Providers & Services Total			338,904
Life Sciences Tools & Services — 0.7%
	Mettler-Toledo International, Inc. (a)	1,275	139,230
Life Sciences Tools & Services Total			139,230

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.5%
	Watson Pharmaceuticals, Inc. (a)	2,300	96,071
Pharmaceuticals Total			96,071
HEALTH CARE TOTAL			1,094,125
INDUSTRIALS — 10.6%
Aerospace & Defense — 2.2%
	AerCap Holdings NV (a)	13,518	155,727
	L-3 Communications Holdings, Inc.	2,850	261,146
Aerospace & Defense Total			416,873
Airlines — 0.6%
	Delta Air Lines, Inc. (a)	7,300	106,507
Airlines Total			106,507
Building Products — 0.5%
	Masco Corp.	6,300	97,776
Building Products Total			97,776
Construction & Engineering — 0.8%
	Foster Wheeler AG (a)	5,200	141,128
Construction & Engineering Total			141,128
Electrical Equipment — 0.9%
	Cooper Industries PLC, Class A	3,650	174,981
Electrical Equipment Total			174,981
Machinery — 4.6%
	Ingersoll-Rand PLC	4,000	139,480
	Kennametal, Inc.	7,100	199,652
	Navistar International Corp. (a)	3,600	161,028
	Parker Hannifin Corp.	3,650	236,301
	Terex Corp. (a)	5,700	129,447
Machinery Total			865,908
Professional Services — 1.0%
	Manpower, Inc.	3,400	194,208
Professional Services Total			194,208
INDUSTRIALS TOTAL			1,997,381
INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 1.0%
	Brocade Communications Systems, Inc. (a)	17,800	101,638
	CommScope, Inc. (a)	3,000	84,060
Communications Equipment Total			185,698

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 1.0%
	Diebold, Inc.	5,700	181,032
Computers & Peripherals Total			181,032
Electronic Equipment, Instruments & Components — 2.6%
	Agilent Technologies, Inc. (a)	3,850	132,402
	Arrow Electronics, Inc. (a)	6,050	182,286
	Molex, Inc.	8,700	181,482
Electronic Equipment, Instruments & Components Total			496,170
Internet Software & Services — 0.4%
	VeriSign, Inc. (a)	2,700	70,227
Internet Software & Services Total			70,227
IT Services — 0.7%
	Western Union Co.	8,000	135,680
IT Services Total			135,680
Semiconductors & Semiconductor Equipment — 1.6%
	Advanced Micro Devices, Inc. (a)	7,400	68,598
	Atmel Corp. (a)	16,900	85,007
	Lam Research Corp. (a)	2,914	108,750
	Varian Semiconductor Equipment Associates, Inc. (a)	1,400	46,368
Semiconductors & Semiconductor Equipment Total			308,723
Software — 1.1%
	Citrix Systems, Inc. (a)	2,000	94,940
	Nuance Communications, Inc. (a)	6,800	113,152
Software Total			208,092
INFORMATION TECHNOLOGY TOTAL			1,585,622
MATERIALS — 7.9%
Chemicals — 3.2%
	Albemarle Corp.	5,000	213,150
	Celanese Corp., Series A	2,900	92,365
	International Flavors & Fragrances, Inc.	1,325	63,163
	PPG Industries, Inc.	3,650	238,710
Chemicals Total			607,388
Containers & Packaging — 2.0%
	Crown Holdings, Inc. (a)	6,700	180,632
	Packaging Corp. of America	8,050	198,110
Containers & Packaging Total			378,742
Metals & Mining — 1.4%
	Allegheny Technologies, Inc.	2,100	113,379

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	United States Steel Corp.	2,325	147,684
Metals & Mining Total			261,063
Paper & Forest Products — 1.3%
	Weyerhaeuser Co.	5,100	230,877
Paper & Forest Products Total			230,877
MATERIALS TOTAL			1,478,070
TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.6%
	Qwest Communications International, Inc.	22,700	118,494
Diversified Telecommunication Services Total			118,494
TELECOMMUNICATION SERVICES TOTAL			118,494
UTILITIES — 7.9%
Electric Utilities — 1.9%
	American Electric Power Co., Inc.	5,200	177,736
	Northeast Utilities	3,500	96,740
	PPL Corp.	3,000	83,130
Electric Utilities Total			357,606
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	3,442	37,862
Independent Power Producers & Energy Traders Total			37,862
Multi-Utilities — 5.8%
	PG&E Corp.	5,450	231,189
	Public Service Enterprise Group, Inc.	5,100	150,552
	Sempra Energy	5,300	264,470
	Wisconsin Energy Corp.	4,500	222,345
	Xcel Energy, Inc.	10,700	226,840
Multi-Utilities Total			1,095,396
UTILITIES TOTAL			1,490,864

	Total Common Stocks (cost of $15,158,351)		18,572,069

6

		Shares	Value ($)
Convertible Preferred Stocks — 0.6%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
	Fifth Third Bancorp., 8.500%	300	40,854
Commercial Banks Total			40,854
FINANCIALS TOTAL			40,854
MATERIALS — 0.4%
Metals & Mining — 0.4%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	600	69,582
Metals & Mining Total			69,582
MATERIALS TOTAL			69,582

	Total Convertible Preferred Stocks (cost of $66,123)		110,436

		Par ($)
Short-Term Obligation — 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 03/31/17, market value $368,150 (repurchase proceeds $360,000)	360,000	360,000

	Total Short-Term Obligation (cost of $360,000)		360,000

	Total Investments — 100.9% (cost of $15,584,474)(b)(c)		19,042,505

	Other Assets & Liabilities, Net — (0.9)%		(160,878)

	Net Assets — 100.0%		18,881,627

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$18,572,069	$—	$—	$18,572,069
Total Convertible Preferred Stocks	110,436	—	—	110,436
Total Short-Term Obligation	—	360,000	—	360,000
Total Investments	$18,682,505	$360,000	$—	$19,042,505

The Fund’s assets assigned to the Level 2 input category represent short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $15,584,474.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,020,751	$(562,720)	$3,458,031

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par ($)	Value ($)*
Certificates of Deposit — 29.9%
Allied Irish Banks/New York NY
	0.540% 05/17/10	350,000	349,758
	0.600% 04/15/10	1,500,000	1,500,000
	0.600% 04/20/10	333,000	333,000
Banco Bilbao Vizcaya Argentaria/NY
	1.460% 04/30/10	250,000	250,245
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 06/04/10	1,000,000	1,000,000
	0.250% 06/10/10	1,000,000	1,000,000
	0.280% 06/23/10	1,000,000	1,000,000
	0.300% 06/18/10	500,000	500,000
Barclays Bank PLC
	0.300% 07/09/10	1,000,000	1,000,000
	0.400% 09/13/10	1,000,000	1,000,000
	0.440% 05/07/10	1,500,000	1,500,000
	0.450% 04/27/10	1,500,000	1,500,000
BNP Paribas
	0.230% 05/26/10	1,000,000	1,000,000
	0.240% 06/02/10	1,000,000	1,000,000
	0.240% 06/10/10	1,000,000	1,000,000
	0.240% 06/11/10	1,000,000	1,000,000
Calyon /NY
	0.220% 04/23/10	1,000,000	1,000,000
	0.230% 05/04/10	1,000,000	1,000,000
Credit Agricole SA
	0.300% 07/26/10	1,000,000	1,000,000
	0.320% 08/19/10	1,000,000	1,000,000
	0.320% 08/23/10	2,000,000	2,000,000
Dexia Credit Local SA
	0.300% 05/03/10	3,500,000	3,500,000
HSBC Bank PLC
	0.320% 08/25/10	1,000,000	1,000,000
Natixis/New York NY
	0.220% 04/01/10	1,050,000	1,050,000
	0.220% 04/12/10	1,000,000	1,000,000
	0.230% 04/19/10	1,000,000	1,000,000
Santander Central Hispano Finance Delaware, Inc.
	0.280% 07/21/10	1,000,000	999,137

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Sumitomo Mitsui Banking Corp./New York
	0.210% 05/11/10	1,000,000	1,000,000
	0.220% 05/14/10	1,000,000	1,000,000
UBS AG/Stamford Branch
	0.340% 04/30/10	1,000,000	1,000,000
	0.460% 05/27/10	1,000,000	1,000,000
	0.480% 05/28/10	1,500,000	1,500,000
	0.510% 05/21/10	2,000,000	2,000,000

Total Certificates of Deposit (cost of $36,982,140)			36,982,140
Commercial Paper — 38.3%
Atlantis One Funding Corp.
	0.220% 07/02/10 (a)(b)	1,500,000	1,499,157
	0.260% 07/14/10 (a)(b)	1,000,000	1,000,000
	0.300% 07/01/10 (a)(b)	1,000,000	999,242
	0.305% 07/13/10 (a)(b)	500,000	499,564
	0.310% 07/07/10 (a)(b)	1,000,000	999,165
	0.310% 07/19/10 (a)(b)	500,000	499,531
Barton Capital Corp.
	0.200% 05/03/10 (a)(b)	300,000	299,947
BNZ International Funding Ltd.
	0.270% 06/30/10 (a)(b)	250,000	249,831
Cancara Asset Securitisation LLC
	0.230% 04/12/10 (a)(b)	300,000	299,979
	0.270% 06/17/10 (a)(b)	1,500,000	1,499,134
Citibank Credit Card I
	0.200% 04/07/10 (a)	2,000,000	1,999,933
Citigroup Funding, Inc.
	0.250% 04/21/10 (a)	1,000,000	999,861
	0.260% 04/29/10 (a)	2,000,000	1,999,596
Clipper Receivables Co. LLC
	0.280% 07/01/10 (a)	1,000,000	999,292
Coca-Cola Co.
	0.200% 04/13/10 (a)	1,000,000	999,933
Credit Industriel et Commercial
	0.410% 06/17/10 (a)	3,000,000	3,000,032
EON AG
	0.230% 05/18/10 (a)	1,000,000	999,700
Edison Asset Securitization LLC
	0.200% 04/26/10 (a)(b)	600,000	599,917
	0.210% 06/01/10 (a)(b)	1,000,000	999,644

2

		Par ($)	Value ($)
Commercial Paper — (continued)
ENI Coordination Center SA
	0.195% 04/26/10 (a)	250,000	249,966
Fairway Finance LLC
	0.200% 05/19/10 (a)(b)	1,000,000	999,733
Falcon Asset Securitization Co. LLC
	0.200% 05/25/10 (a)	250,000	249,925
	0.210% 07/01/10 (a)	1,000,000	999,469
FCAR Owner Trust
	0.230% 04/01/10 (a)	1,250,000	1,250,000
	0.230% 04/05/10 (a)	400,000	399,990
	0.250% 04/01/10 (a)	250,000	250,000
	0.250% 04/08/10 (a)	700,000	699,966
	0.250% 04/22/10 (a)	650,000	649,905
Gemini Securitization Corp. LLC
	0.200% 05/10/10 (a)	250,000	249,946
General Electric Capital Corp.
	0.220% 04/21/10 (a)	500,000	499,939
	0.240% 04/12/10 (a)	1,000,000	999,927
	0.300% 04/16/10 (a)	500,000	499,937
Govco LLC
	0.230% 06/02/10 (a)	1,000,000	999,604
Governor & Co. of the Bank of Ireland
	0.600% 04/21/10 (a)	1,150,000	1,149,808
Grampian Funding LLC
	0.260% 06/01/10 (a)(b)	800,000	799,648
	0.270% 04/19/10 (a)(b)	2,500,000	2,499,662
	0.270% 04/22/10 (a)(b)	250,000	249,961
Johnson & Johnson
	0.200% 06/10/10 (a)	500,000	499,806
Jupiter Securitization Co. LLC
	0.200% 05/17/10 (a)	250,000	249,936
LMA Americas LLC
	0.190% 04/14/10 (a)	250,000	249,983
	0.220% 05/27/10 (a)	400,000	399,863
	0.260% 06/15/10 (a)	250,000	249,865
MetLife Short Term Funding LLC
	0.270% 07/09/10 (a)(b)	1,000,000	999,257
Nestle Capital Corp.
	0.300% 09/07/10 (a)	1,000,000	998,675
Nestle Finance International Ltd.
	0.270% 08/24/10 (a)	1,000,000	998,912

3

		Par ($)	Value ($)
Commercial Paper — (continued)
Prudential PLC
	0.200% 04/15/10 (a)	300,000	299,977
	0.200% 04/20/10 (a)	300,000	299,968
	0.240% 05/24/10 (a)	2,000,000	1,999,293
Royal Park Investments Funding Corp.
	0.220% 04/07/10 (a)	250,000	249,991
	0.240% 04/07/10 (a)	1,000,000	999,960
Santander Central Hispano Finance Delaware, Inc.
	0.310% 04/30/10 (a)	1,000,000	999,750
Societe de Prise de Participation de l’Etat
	0.205% 05/20/10 (a)(b)	1,000,000	999,721
	0.250% 05/27/10 (a)(b)	1,000,000	999,611
Toyota Credit Canada, Inc.
	0.360% 04/26/10 (a)	250,000	249,937
Toyota Financial Services de Puerto Rico, Inc.
	0.370% 04/19/10 (a)	250,000	249,954
Toyota Motor Credit Corp.
	0.360% 04/12/10 (a)	1,000,000	999,890
	0.360% 04/20/10 (a)	250,000	249,952

	Total Commercial Paper (cost of $47,385,145)		47,385,145
Government & Agency Obligations — 11.8%
U.S. Government Agencies — 9.5%
Federal Farm Credit Bank
	0.159% 07/20/11 (04/20/10) (c)(d)	1,000,000	999,991
Federal Home Loan Bank
	0.049% 11/05/10 (05/07/10) (c)(d)	1,000,000	999,821
	0.200% 07/14/10 (e)	400,000	399,769
Federal Home Loan Mortgage Corp.
	0.109% 02/01/11 (05/01/10) (c)(d)	2,000,000	2,000,271
	0.180% 07/07/10 (e)	500,000	499,758
	0.195% 07/19/10 (e)	250,000	249,852
	0.200% 07/02/10 (e)	250,000	249,872
	0.220% 07/23/10 (e)	1,000,000	999,310
	0.303% 04/07/11 (04/07/10) (c)(d)	1,800,000	1,800,446
	0.310% 11/10/10 (e)	500,000	499,040
	0.324% 03/09/11 (06/09/10) (c)(d)	3,000,000	3,006,229
U.S. GOVERNMENT AGENCIES TOTAL			11,704,359
U.S. Government Obligations — 2.3%
U.S. Treasury Bills
	0.150% 07/15/10	1,000,000	999,562

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
	0.200% 07/01/10	500,000	499,747
	0.230% 09/23/10	400,000	399,553
	2.000% 09/30/10	1,000,000	1,007,992
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,906,854

	Total Government & Agency Obligations (cost of $14,611,213)		14,611,213
Municipal Bonds — 2.3%
CONNECTICUT — 1.5%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: JPMorgan Chase Bank
	0.230% 11/15/38 (04/01/10) (c)(d)	1,785,000	1,785,000
CONNECTICUT TOTAL			1,785,000
MARYLAND — 0.8%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.350% 01/01/26 (04/01/10) (c)(d)	1,000,000	1,000,000
MARYLAND TOTAL			1,000,000

	Total Municipal Bonds (cost of $2,785,000)		2,785,000
Repurchase Agreements — 19.7%
	Repurchase agreement with Barclays Capital, dated 02/03/10, due 04/05/10 at 0.330%, collateralized by a Medium Term Note maturing 12/15/14, market value $1,050,000 (repurchase proceeds $1,000,559)	1,000,000	1,000,000

	Repurchase agreement with Barclays Capital, dated 03/31/10, due 04/01/10 at 0.320%, collateralized by a U.S. Government Agency obligation maturing 05/05/11, market value $1,050,001 (repurchase proceeds $1,000,009)	1,000,000	1,000,000

	Repurchase agreement with BNP Paribas, dated 03/31/10, due 04/01/10 at 0.250%, collateralized by a corporate bond maturing 03/15/16, market value $1,050,000 (repurchase proceeds $1,000,007)	1,000,000	1,000,000

	Repurchase agreement with Deutsche Bank, dated 01/15/10, due 04/14/10 at 0.270%, collateralized by commercial paper maturing 04/14/10, market value $517,534 (repurchase proceeds $500,334)	500,000	500,000

	Repurchase agreement with Goldman Sachs, dated 01/21/10, due 04/21/10 at 0.410%, collateralized by a corporate bond maturing 01/09/17, market value $630,503 (repurchase proceeds $600,615)	600,000	600,000

5

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs, dated 02/02/10, due 05/03/10 at 0.400%, collateralized by a corporate bond maturing 01/09/17, market value $1,050,678 (repurchase proceeds $1,002,000)	1,000,000	1,000,000

	Repurchase agreement with Goldman Sachs, dated 02/05/10, due 05/10/10 at 0.400%, collateralized by a corporate bond maturing 01/09/17, market value $1,050,642 (repurchase proceeds $1,001,044)	1,000,000	1,000,000

	Repurchase agreement with Greenwich Capital, dated 03/31/10, due 04/01/10 at 0.020%, collateralized by various corporate bonds with maturities to 01/20/40, market value $15,641,442 (repurchase proceeds $15,334,009)	15,334,000	15,334,000

	Repurchase agreement with Greenwich Capital, dated 03/31/10, due 04/01/10 at 0.220%, collateralized by a corporate bond maturing 03/04/11, market value $1,053,544 (repurchase proceeds $1,000,006)	1,000,000	1,000,000

	Repurchase agreement with JPMorgan Chase, dated 03/31/10, due 04/01/10 at 0.220%, collateralized by a corporate bond maturing 06/28/10, market value $1,034,287 (repurchase proceeds $1,000,006)	1,000,000	1,000,000

	Repurchase agreement with JPMorgan Chase, dated 03/31/10, due 04/01/10 at 0.270%, collateralized by a corporate bond maturing 03/15/11, market value $1,054,096 (repurchase proceeds $1,000,008)	1,000,000	1,000,000

	Total Short-Term Obligations (cost of $24,434,000)		24,434,000

	Total Investments — 102.0% (cost of $126,197,498)(f)		126,197,498

	Other Assets & Liabilities, Net — (2.0)%		(2,520,408)

	Net Assets — 100.0%		123,677,090

6

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of March 31, 2010.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid, amounted to $16,992,704, which represents 13.8% of net assets.

(c)	Parenthetical date represents the effective maturity date for the security.

7

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)	Cost for federal income tax purposes is $126,197,498.

Acronym	Name

LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)	528	6,674
	Johnson Controls, Inc.	1,463	48,264
Auto Components Total			54,938
Automobiles — 0.5%
	Ford Motor Co. (a)	7,295	91,698
	Harley-Davidson, Inc.	511	14,344
Automobiles Total			106,042
Distributors — 0.1%
	Genuine Parts Co.	346	14,615
Distributors Total			14,615
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	283	17,345
	DeVry, Inc.	136	8,867
	H&R Block, Inc.	734	13,066
Diversified Consumer Services Total			39,278
Hotels, Restaurants & Leisure — 1.5%
	Carnival Corp.	953	37,053
	Darden Restaurants, Inc.	303	13,496
	International Game Technology	649	11,974
	Marriott International, Inc., Class A	555	17,494
	McDonald’s Corp.	2,332	155,591
	Starbucks Corp. (a)	1,622	39,366
	Starwood Hotels & Resorts Worldwide, Inc.	407	18,982
	Wyndham Worldwide Corp.	388	9,983
	Wynn Resorts Ltd.	152	11,526
	Yum! Brands, Inc.	1,020	39,096
Hotels, Restaurants & Leisure Total			354,561
Household Durables — 0.4%
	D.R. Horton, Inc.	604	7,610
	Fortune Brands, Inc.	326	15,814
	Harman International Industries, Inc. (a)	153	7,157
	Leggett & Platt, Inc.	330	7,141
	Lennar Corp., Class A	350	6,024
	Newell Rubbermaid, Inc.	607	9,226
	Pulte Homes, Inc. (a)	690	7,763
	Stanley Black & Decker, Inc.	346	19,864
	Whirlpool Corp.	164	14,309
Household Durables Total			94,908

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Internet & Catalog Retail — 0.6%
	Amazon.com, Inc. (a)	754	102,340
	Expedia, Inc.	459	11,457
	Priceline.com, Inc. (a)	97	24,735
Internet & Catalog Retail Total			138,532
Leisure Equipment & Products — 0.1%
	Eastman Kodak Co. (a)	586	3,393
	Hasbro, Inc.	274	10,489
	Mattel, Inc.	791	17,987
Leisure Equipment & Products Total			31,869
Media — 3.0%
	CBS Corp., Class B	1,477	20,589
	Comcast Corp., Class A	6,154	115,818
	DIRECTV, Class A (a)	2,038	68,905
	Discovery Communications, Inc., Class A (a)	620	20,950
	Gannett Co., Inc.	515	8,508
	Interpublic Group of Companies, Inc. (a)	1,061	8,828
	McGraw-Hill Companies, Inc.	689	24,563
	Meredith Corp.	81	2,787
	New York Times Co., Class A (a)	250	2,782
	News Corp., Class A	4,894	70,523
	Omnicom Group, Inc.	681	26,430
	Scripps Networks Interactive Inc., Class A	197	8,737
	Time Warner Cable, Inc.	771	41,102
	Time Warner, Inc.	2,497	78,081
	Viacom, Inc., Class B (a)	1,327	45,622
	Walt Disney Co.	4,197	146,517
	Washington Post Co., Class B	14	6,219
Media Total			696,961
Multiline Retail — 0.9%
	Big Lots, Inc. (a)	182	6,628
	Family Dollar Stores, Inc.	301	11,020
	J.C. Penney Co., Inc.	515	16,568
	Kohl’s Corp. (a)	670	36,703
	Macy’s, Inc.	917	19,963
	Nordstrom, Inc.	359	14,665
	Sears Holdings Corp. (a)	107	11,602

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Target Corp.	1,642	86,369
Multiline Retail Total			203,518
Specialty Retail — 2.1%
	Abercrombie & Fitch Co., Class A	194	8,854
	AutoNation, Inc. (a)	204	3,688
	Autozone, Inc. (a)	66	11,424
	Bed Bath & Beyond, Inc. (a)	574	25,118
	Best Buy Co., Inc.	747	31,778
	GameStop Corp., Class A (a)	358	7,844
	Gap, Inc.	1,039	24,011
	Home Depot, Inc.	3,686	119,242
	Limited Brands, Inc.	584	14,378
	Lowe’s Companies, Inc.	3,188	77,277
	O’Reilly Automotive, Inc. (a)	297	12,388
	Office Depot, Inc. (a)	600	4,788
	RadioShack Corp.	271	6,133
	Ross Stores, Inc.	271	14,490
	Sherwin-Williams Co.	210	14,213
	Staples, Inc.	1,580	36,956
	Tiffany & Co.	274	13,012
	TJX Companies, Inc.	915	38,906
	Urban Outfitters, Inc. (a)	285	10,839
Specialty Retail Total			475,339
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc.	673	26,597
	NIKE, Inc., Class B	848	62,328
	Polo Ralph Lauren Corp.	127	10,800
	V.F. Corp.	196	15,709
Textiles, Apparel & Luxury Goods Total			115,434
CONSUMER DISCRETIONARY TOTAL			2,325,995
CONSUMER STAPLES — 11.2%
Beverages — 2.5%
	Brown-Forman Corp., Class B	242	14,387
	Coca-Cola Co.	4,985	274,175
	Coca-Cola Enterprises, Inc.	695	19,224
	Constellation Brands, Inc., Class A (a)	434	7,135
	Dr Pepper Snapple Group, Inc.	555	19,519
	Molson Coors Brewing Co., Class B	341	14,342
	PepsiCo, Inc.	3,548	234,736
Beverages Total			583,518

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.7%
	Costco Wholesale Corp.	950	56,724
	CVS Caremark Corp.	3,002	109,753
	Kroger Co.	1,419	30,736
	Safeway, Inc.	835	20,758
	SUPERVALU, Inc.	462	7,706
	Sysco Corp.	1,294	38,173
	Wal-Mart Stores, Inc.	4,630	257,428
	Walgreen Co.	2,133	79,113
	Whole Foods Market, Inc. (a)	370	13,376
Food & Staples Retailing Total			613,767
Food Products — 1.8%
	Archer-Daniels-Midland Co.	1,400	40,460
	Campbell Soup Co.	413	14,600
	ConAgra Foods, Inc.	966	24,218
	Dean Foods Co. (a)	393	6,166
	General Mills, Inc.	714	50,544
	H.J. Heinz Co.	690	31,471
	Hershey Co.	361	15,454
	Hormel Foods Corp.	154	6,469
	J.M. Smucker Co.	262	15,788
	Kellogg Co.	555	29,654
	Kraft Foods, Inc., Class A	3,761	113,733
	McCormick & Co., Inc. Non-Voting Shares	288	11,048
	Mead Johnson Nutrition Co., Class A	445	23,153
	Sara Lee Corp.	1,521	21,187
	Tyson Foods, Inc., Class A	667	12,773
Food Products Total			416,718
Household Products — 2.5%
	Clorox Co.	303	19,435
	Colgate-Palmolive Co.	1,060	90,376
	Kimberly-Clark Corp.	905	56,906
	Procter & Gamble Co.	6,301	398,664
Household Products Total			565,381
Personal Products — 0.2%
	Avon Products, Inc.	931	31,533
	Estée Lauder Companies, Inc., Class A	260	16,866
Personal Products Total			48,399

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.5%
	Altria Group, Inc.	4,500	92,340
	Lorillard, Inc.	324	24,378
	Philip Morris International, Inc.	4,081	212,865
	Reynolds American, Inc.	367	19,810
Tobacco Total			349,393
CONSUMER STAPLES TOTAL			2,577,176
ENERGY — 10.8%
Energy Equipment & Services — 1.8%
	Baker Hughes, Inc.	678	31,758
	BJ Services Co.	642	13,739
	Cameron International Corp. (a)	533	22,844
	Diamond Offshore Drilling, Inc.	153	13,588
	FMC Technologies, Inc. (a)	269	17,385
	Halliburton Co.	1,967	59,266
	Helmerich & Payne, Inc.	230	8,758
	Nabors Industries Ltd. (a)	619	12,151
	National-Oilwell Varco, Inc.	912	37,009
	Rowan Companies, Inc. (a)	246	7,161
	Schlumberger Ltd.	2,595	164,679
	Smith International, Inc.	540	23,123
Energy Equipment & Services Total			411,461
Oil, Gas & Consumable Fuels — 9.0%
	Anadarko Petroleum Corp.	1,073	78,147
	Apache Corp.	736	74,704
	Cabot Oil & Gas Corp.	228	8,390
	Chesapeake Energy Corp.	1,412	33,380
	Chevron Corp.	4,355	330,240
	ConocoPhillips	3,213	164,409
	CONSOL Energy, Inc.	468	19,965
	Denbury Resources, Inc. (a)	865	14,593
	Devon Energy Corp.	968	62,368
	El Paso Corp.	1,530	16,585
	EOG Resources, Inc.	551	51,210
	Exxon Mobil Corp. (b)	10,238	685,741
	Hess Corp.	636	39,782
	Marathon Oil Corp.	1,544	48,852
	Massey Energy Co.	213	11,138
	Murphy Oil Corp.	416	23,375
	Noble Energy, Inc.	377	27,521
	Occidental Petroleum Corp.	1,748	147,776

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Peabody Energy Corp.	585	26,734
	Pioneer Natural Resources Co.	254	14,305
	Range Resources Corp.	342	16,030
	Southwestern Energy Co. (a)	756	30,784
	Spectra Energy Corp.	1,410	31,767
	Sunoco, Inc.	253	7,517
	Tesoro Corp.	304	4,226
	Valero Energy Corp.	1,233	24,290
	Williams Companies, Inc.	1,275	29,452
	XTO Energy, Inc.	1,268	59,824
Oil, Gas & Consumable Fuels Total			2,083,105
ENERGY TOTAL			2,494,566
FINANCIALS — 16.5%
Capital Markets — 2.7%
	Ameriprise Financial, Inc.	557	25,265
	Bank of New York Mellon Corp.	2,628	81,153
	Charles Schwab Corp.	2,129	39,791
	E*TRADE Financial Corp. (a)	3,456	5,702
	Federated Investors, Inc., Class B	194	5,118
	Franklin Resources, Inc.	323	35,821
	Goldman Sachs Group, Inc.	1,147	195,713
	Invesco Ltd.	935	20,486
	Janus Capital Group, Inc.	396	5,659
	Legg Mason, Inc.	353	10,120
	Morgan Stanley	3,040	89,041
	Northern Trust Corp.	527	29,122
	State Street Corp.	1,080	48,751
	T. Rowe Price Group, Inc.	562	30,871
Capital Markets Total			622,613
Commercial Banks — 3.1%
	BB&T Corp.	1,500	48,585
	Comerica, Inc.	378	14,379
	Fifth Third Bancorp.	1,712	23,266
	First Horizon National Corp. (a)	492	6,914
	Huntington Bancshares, Inc.	1,560	8,377
	KeyCorp	1,895	14,686
	M&T Bank Corp.	182	14,447
	Marshall & Ilsley Corp.	1,146	9,225
	PNC Financial Services Group, Inc.	1,129	67,402
	Regions Financial Corp.	2,592	20,347

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	SunTrust Banks, Inc.	1,090	29,201
	U.S. Bancorp	4,148	107,350
	Wells Fargo & Co.	11,229	349,447
	Zions Bancorporation	329	7,179
Commercial Banks Total			720,805
Consumer Finance — 0.8%
	American Express Co.	2,595	107,070
	Capital One Financial Corp.	981	40,623
	Discover Financial Services	1,186	17,671
	SLM Corp. (a)	1,060	13,271
Consumer Finance Total			178,635
Diversified Financial Services — 4.6%
	Bank of America Corp. (c)	21,740	388,059
	Citigroup, Inc. (a)	42,587	172,477
	CME Group, Inc.	147	46,468
	IntercontinentalExchange, Inc. (a)	161	18,061
	JPMorgan Chase & Co.	8,601	384,895
	Leucadia National Corp. (a)	413	10,247
	Moody’s Corp.	427	12,703
	NASDAQ OMX Group, Inc. (a)	320	6,758
	NYSE Euronext	568	16,819
Diversified Financial Services Total			1,056,487
Insurance — 3.9%
	AFLAC, Inc.	1,021	55,430
	Allstate Corp.	1,172	37,867
	American International Group, Inc. (a)	292	9,969
	AON Corp.	573	24,473
	Assurant, Inc.	257	8,835
	Berkshire Hathaway, Inc., Class B (a)	3,584	291,272
	Chubb Corp.	722	37,436
	Cincinnati Financial Corp.	353	10,202
	Genworth Financial, Inc., Class A (a)	1,066	19,550
	Hartford Financial Services Group, Inc.	959	27,255
	Lincoln National Corp.	660	20,262
	Loews Corp.	765	28,519
	Marsh & McLennan Companies, Inc.	1,152	28,132
	MetLife, Inc.	1,764	76,452
	Principal Financial Group, Inc.	698	20,388
	Progressive Corp.	1,445	27,585
	Prudential Financial, Inc.	1,012	61,226
	Torchmark Corp.	182	9,739

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Travelers Companies, Inc.	1,119	60,359
	Unum Group	726	17,983
	XL Capital Ltd., Class A	749	14,156
Insurance Total			887,090
Real Estate Investment Trusts (REITs) — 1.2%
	Apartment Investment & Management Co., Class A	253	4,658
	AvalonBay Communities, Inc.	179	15,457
	Boston Properties, Inc.	301	22,707
	Equity Residential Property Trust	603	23,608
	HCP, Inc.	641	21,153
	Health Care REIT, Inc.	266	12,031
	Host Hotels & Resorts, Inc.	1,405	20,583
	Kimco Realty Corp.	875	13,685
	Plum Creek Timber Co., Inc.	354	13,774
	ProLogis	1,032	13,622
	Public Storage	294	27,045
	Simon Property Group, Inc.	623	52,270
	Ventas, Inc.	340	16,143
	Vornado Realty Trust	340	25,738
Real Estate Investment Trusts (REITs) Total			282,474
Real Estate Management & Development — 0.1%
	CB Richard Ellis Group, Inc., Class A (a)	589	9,336
Real Estate Management & Development Total			9,336
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	1,032	14,613
	People’s United Financial, Inc.	815	12,747
Thrifts & Mortgage Finance Total			27,360
FINANCIALS TOTAL			3,784,800
HEALTH CARE — 12.1%
Biotechnology — 1.5%
	Amgen, Inc. (a)	2,110	126,094
	Biogen Idec, Inc. (a)	587	33,670
	Celgene Corp. (a)	1,002	62,084
	Cephalon, Inc. (a)	164	11,116
	Genzyme Corp. (a)	580	30,061
	Gilead Sciences, Inc. (a)	1,962	89,232
Biotechnology Total			352,257

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	1,318	76,708
Becton Dickinson & Co.	517	40,703
Boston Scientific Corp. (a)	3,272	23,624
C.R. Bard, Inc.	213	18,450
CareFusion Corp. (a)	385	10,176
DENTSPLY International, Inc.	330	11,500
Hospira, Inc. (a)	352	19,941
Intuitive Surgical, Inc. (a)	84	29,243
Medtronic, Inc.	2,393	107,757
St. Jude Medical, Inc. (a)	706	28,981
Stryker Corp.	617	35,305
Varian Medical Systems, Inc. (a)	274	15,160
Zimmer Holdings, Inc. (a)	464	27,469
Health Care Equipment & Supplies Total		445,017
Health Care Providers & Services — 2.2%
Aetna, Inc.	945	33,179
AmerisourceBergen Corp.	605	17,497
Cardinal Health, Inc.	794	28,608
CIGNA Corp.	597	21,838
Coventry Health Care, Inc. (a)	321	7,935
DaVita, Inc. (a)	225	14,265
Express Scripts, Inc. (a)	600	61,056
Humana, Inc. (a)	369	17,258
Laboratory Corp. of America Holdings (a)	234	17,716
McKesson Corp.	585	38,446
Medco Health Solutions, Inc. (a)	1,015	65,528
Patterson Companies, Inc.	205	6,365
Quest Diagnostics, Inc.	337	19,644
Tenet Healthcare Corp. (a)	944	5,400
UnitedHealth Group, Inc.	2,510	82,002
WellPoint, Inc. (a)	950	61,161
Health Care Providers & Services Total		497,898
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	388	20,281
Millipore Corp. (a)	123	12,989
PerkinElmer, Inc.	257	6,142
Thermo Fisher Scientific, Inc. (a)	889	45,730
Waters Corp. (a)	209	14,116
Life Sciences Tools & Services Total		99,258

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 6.1%
	Abbott Laboratories	3,377	177,900
	Allergan, Inc.	672	43,895
	Bristol-Myers Squibb Co.	3,711	99,084
	Eli Lilly & Co.	2,207	79,937
	Forest Laboratories, Inc. (a)	660	20,698
	Johnson & Johnson	5,973	389,440
	King Pharmaceuticals, Inc. (a)	542	6,374
	Merck & Co., Inc.	6,744	251,888
	Mylan, Inc. (a)	668	15,170
	Pfizer, Inc.	17,487	299,902
	Watson Pharmaceuticals, Inc. (a)	234	9,774
Pharmaceuticals Total			1,394,062
HEALTH CARE TOTAL			2,788,492
INDUSTRIALS — 10.5%
Aerospace & Defense — 3.0%
	Boeing Co.	1,636	118,790
	General Dynamics Corp.	840	64,848
	Goodrich Corp.	269	18,970
	Honeywell International, Inc.	1,666	75,420
	ITT Corp.	397	21,283
	L-3 Communications Holdings, Inc.	256	23,457
	Lockheed Martin Corp.	675	56,173
	Northrop Grumman Corp.	661	43,342
	Precision Castparts Corp.	305	38,647
	Raytheon Co.	834	47,638
	Rockwell Collins, Inc.	341	21,343
	United Technologies Corp.	2,020	148,692
Aerospace & Defense Total			678,603
Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	365	20,386
	Expeditors International of Washington, Inc.	462	17,057
	FedEx Corp.	683	63,792
	United Parcel Service, Inc., Class B	2,142	137,966
Air Freight & Logistics Total			239,201
Airlines — 0.1%
	Southwest Airlines Co.	1,619	21,403
Airlines Total			21,403

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.1%
	Masco Corp.	786	12,199
Building Products Total			12,199
Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	248	9,030
	Cintas Corp.	285	8,006
	Iron Mountain, Inc.	394	10,796
	Pitney Bowes, Inc.	450	11,002
	R.R. Donnelley & Sons Co.	447	9,543
	Republic Services, Inc.	707	20,517
	Stericycle, Inc. (a)	186	10,137
	Waste Management, Inc.	1,044	35,945
Commercial Services & Supplies Total			114,976
Construction & Engineering — 0.2%
	Fluor Corp.	389	18,093
	Jacobs Engineering Group, Inc. (a)	269	12,156
	Quanta Services, Inc. (a)	457	8,756
Construction & Engineering Total			39,005
Electrical Equipment — 0.5%
	Emerson Electric Co.	1,642	82,658
	First Solar, Inc. (a)	107	13,123
	Rockwell Automation, Inc.	308	17,359
	Roper Industries, Inc.	201	11,626
Electrical Equipment Total			124,766
Industrial Conglomerates — 2.4%
	3M Co.	1,545	129,116
	General Electric Co. (b)	23,116	420,711
	Textron, Inc.	592	12,568
Industrial Conglomerates Total			562,395
Machinery — 1.7%
	Caterpillar, Inc.	1,357	85,288
	Cummins, Inc.	440	27,258
	Danaher Corp.	568	45,389
	Deere & Co.	922	54,822
	Dover Corp.	405	18,934
	Eaton Corp.	360	27,277
	Flowserve Corp.	123	13,563
	Illinois Tool Works, Inc.	840	39,782
	PACCAR, Inc.	791	34,282
	Pall Corp.	253	10,244
	Parker Hannifin Corp.	349	22,594

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Snap-On, Inc.	127	5,504
Machinery Total			384,937
Professional Services — 0.1%
	Dun & Bradstreet Corp.	114	8,484
	Equifax, Inc.	274	9,809
	Robert Half International, Inc.	328	9,981
Professional Services Total			28,274
Road & Rail — 0.8%
	CSX Corp.	855	43,520
	Norfolk Southern Corp.	805	44,991
	Ryder System, Inc.	123	4,768
	Union Pacific Corp.	1,101	80,703
Road & Rail Total			173,982
Trading Companies & Distributors — 0.1%
	Fastenal Co.	286	13,725
	W.W. Grainger, Inc.	139	15,029
Trading Companies & Distributors Total			28,754
INDUSTRIALS TOTAL			2,408,495
INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 2.5%
	Cisco Systems, Inc. (a)	12,407	322,954
	Harris Corp.	285	13,535
	JDS Uniphase Corp. (a)	485	6,077
	Juniper Networks, Inc. (a)	1,148	35,221
	Motorola, Inc. (a)	5,021	35,247
	QUALCOMM, Inc.	3,645	153,054
	Tellabs, Inc.	841	6,366
Communications Equipment Total			572,454
Computers & Peripherals — 5.7%
	Apple, Inc. (a)	1,978	464,691
	Dell, Inc. (a)	3,733	56,032
	EMC Corp. (a)	4,454	80,350
	Hewlett-Packard Co.	5,098	270,959
	International Business Machines Corp.	2,819	361,537
	Lexmark International, Inc., Class A (a)	172	6,206
	NetApp, Inc. (a)	742	24,159
	QLogic Corp. (a)	252	5,116
	SanDisk Corp. (a)	498	17,246
	Teradata Corp. (a)	372	10,747

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Western Digital Corp. (a)	492	19,183
Computers & Peripherals Total		1,316,226
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	755	25,964
Amphenol Corp., Class A	373	15,737
Corning, Inc.	3,373	68,168
FLIR Systems, Inc. (a)	329	9,278
Jabil Circuit, Inc.	415	6,719
Molex, Inc.	294	6,133
Electronic Equipment, Instruments & Components Total		131,999
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	372	11,685
eBay, Inc. (a)	2,453	66,108
Google, Inc., Class A (a)	526	298,247
Monster Worldwide, Inc. (a)	272	4,518
VeriSign, Inc. (a)	394	10,248
Yahoo!, Inc. (a)	2,573	42,532
Internet Software & Services Total		433,338
IT Services — 1.5%
Automatic Data Processing, Inc.	1,102	49,006
Cognizant Technology Solutions Corp., Class A (a)	644	32,831
Computer Sciences Corp. (a)	331	18,036
Fidelity National Information Services, Inc.	717	16,806
Fiserv, Inc. (a)	334	16,954
MasterCard, Inc., Class A	212	53,848
Paychex, Inc.	704	21,613
SAIC, Inc. (a)	670	11,859
Total System Services, Inc.	429	6,718
Visa, Inc., Class A	977	88,936
Western Union Co.	1,485	25,186
IT Services Total		341,793
Office Electronics — 0.1%
Xerox Corp.	2,926	28,529
Office Electronics Total		28,529
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	1,230	11,402
Altera Corp.	646	15,704
Analog Devices, Inc.	638	18,387
Applied Materials, Inc.	2,913	39,267

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Broadcom Corp., Class A	939	31,156
	Intel Corp.	11,980	266,675
	KLA-Tencor Corp.	371	11,471
	Linear Technology Corp.	487	13,772
	LSI Corp. (a)	1,424	8,715
	MEMC Electronic Materials, Inc. (a)	487	7,466
	Microchip Technology, Inc.	399	11,236
	Micron Technology, Inc. (a)	1,832	19,034
	National Semiconductor Corp.	516	7,456
	Novellus Systems, Inc. (a)	214	5,350
	NVIDIA Corp. (a)	1,212	21,065
	Teradyne, Inc. (a)	380	4,245
	Texas Instruments, Inc.	2,685	65,702
	Xilinx, Inc.	605	15,428
Semiconductors & Semiconductor Equipment Total			573,531
Software — 4.0%
	Adobe Systems, Inc. (a)	1,144	40,463
	Autodesk, Inc. (a)	501	14,739
	BMC Software, Inc. (a)	399	15,162
	CA, Inc.	863	20,255
	Citrix Systems, Inc. (a)	398	18,893
	Compuware Corp. (a)	503	4,225
	Electronic Arts, Inc. (a)	712	13,286
	Intuit, Inc. (a)	668	22,939
	McAfee, Inc. (a)	342	13,725
	Microsoft Corp.	16,537	484,038
	Novell, Inc. (a)	759	4,546
	Oracle Corp.	8,459	217,312
	Red Hat, Inc. (a)	409	11,972
	Salesforce.com, Inc. (a)	242	18,017
	Symantec Corp. (a)	1,746	29,542
Software Total			929,114
INFORMATION TECHNOLOGY TOTAL			4,326,984
MATERIALS — 3.5%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	461	34,091
	Airgas, Inc.	181	11,515
	CF Industries Holdings, Inc.	107	9,756
	Dow Chemical Co.	2,495	73,777
	E.I. Du Pont de Nemours & Co.	1,971	73,400

14

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Eastman Chemical Co.	160	10,189
	Ecolab, Inc.	518	22,766
	FMC Corp.	159	9,626
	International Flavors & Fragrances, Inc.	174	8,295
	Monsanto Co.	1,191	85,061
	PPG Industries, Inc.	363	23,740
	Praxair, Inc.	671	55,693
	Sigma-Aldrich Corp.	268	14,381
Chemicals Total			432,290
Construction Materials — 0.1%
	Vulcan Materials Co.	276	13,038
Construction Materials Total			13,038
Containers & Packaging — 0.2%
	Ball Corp.	207	11,050
	Bemis Co., Inc.	238	6,835
	Owens-Illinois, Inc. (a)	366	13,008
	Pactiv Corp. (a)	291	7,327
	Sealed Air Corp.	345	7,273
Containers & Packaging Total			45,493
Metals & Mining — 1.1%
	AK Steel Holding Corp.	241	5,509
	Alcoa, Inc.	2,201	31,342
	Allegheny Technologies, Inc.	216	11,662
	Cliffs Natural Resources, Inc.	284	20,150
	Freeport-McMoRan Copper & Gold, Inc.	937	78,277
	Newmont Mining Corp.	1,070	54,495
	Nucor Corp.	689	31,267
	Titanium Metals Corp. (a)	186	3,086
	United States Steel Corp.	311	19,755
Metals & Mining Total			255,543
Paper & Forest Products — 0.2%
	International Paper Co.	944	23,232
	MeadWestvaco Corp.	372	9,505
	Weyerhaeuser Co.	461	20,869
Paper & Forest Products Total			53,606
MATERIALS TOTAL			799,970
TELECOMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 2.5%
	AT&T, Inc.	12,779	330,209
	CenturyTel, Inc.	650	23,049

15

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Frontier Communications Corp.	683	5,082
	Qwest Communications International, Inc.	3,216	16,787
	Verizon Communications, Inc.	6,148	190,711
	Windstream Corp.	1,002	10,912
Diversified Telecommunication Services Total			576,750
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	874	37,241
	MetroPCS Communications, Inc. (a)	569	4,029
	Sprint Nextel Corp. (a)	6,455	24,529
Wireless Telecommunication Services Total			65,799
TELECOMMUNICATION SERVICES TOTAL			642,549
UTILITIES — 3.4%
Electric Utilities — 1.8%
	Allegheny Energy, Inc.	369	8,487
	American Electric Power Co., Inc.	1,042	35,616
	Duke Energy Corp.	2,849	46,496
	Edison International	713	24,363
	Entergy Corp.	411	33,435
	Exelon Corp.	1,438	62,999
	FirstEnergy Corp.	667	26,073
	FPL Group, Inc.	901	43,545
	Northeast Utilities	382	10,558
	Pepco Holdings, Inc.	483	8,283
	Pinnacle West Capital Corp.	223	8,414
	PPL Corp.	821	22,750
	Progress Energy, Inc.	611	24,049
	Southern Co.	1,773	58,793
Electric Utilities Total			413,861
Gas Utilities — 0.2%
	EQT Corp.	313	12,833
	Nicor, Inc.	100	4,192
	ONEOK, Inc.	225	10,271
	Questar Corp.	379	16,373
Gas Utilities Total			43,669
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	1,456	16,016
	Constellation Energy Group, Inc.	438	15,378

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	NRG Energy, Inc. (a)	560	11,704
Independent Power Producers & Energy Traders Total			43,098
Multi-Utilities — 1.2%
	Ameren Corp.	517	13,483
	CenterPoint Energy, Inc.	850	12,206
	CMS Energy Corp.	501	7,745
	Consolidated Edison, Inc.	613	27,303
	Dominion Resources, Inc.	1,306	53,690
	DTE Energy Co.	358	15,967
	Integrys Energy Group, Inc.	168	7,960
	NiSource, Inc.	602	9,512
	PG&E Corp.	812	34,445
	Public Service Enterprise Group, Inc.	1,105	32,619
	SCANA Corp.	244	9,172
	Sempra Energy	538	26,846
	TECO Energy, Inc.	466	7,405
	Wisconsin Energy Corp.	253	12,501
	Xcel Energy, Inc.	996	21,115
Multi-Utilities Total			291,969
UTILITIES TOTAL			792,597

	Total Common Stocks (cost of $16,880,134)		22,941,624

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10, at 0.000%, collateralized by a U.S. Government Agency obligation maturing 04/15/14, market value $168,625 (repurchase proceeds $163,000)	163,000	163,000

	Total Short-Term Obligation (cost of $163,000)		163,000

	Total Investments — 100.4% (cost of $17,043,134)(d)(e)		23,104,624

	Other Assets & Liabilities, Net — (0.4)%		(91,378)

	Net Assets — 100.0%		23,013,246

17

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$22,941,624	$—	$—	$22,941,624
Total Short-Term Obligation	—	163,000	—	163,000
Total Investments	22,941,624	163,000	—	23,104,624
Unrealized Appreciation on Futures Contracts	6,220	—	—	6,220
Total	$22,947,844	$163,000	$—	$23,110,844

The Fund’s assets assigned to the Level 2 input category represent short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $942,800 are pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the three months ended March 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Bank of America Corp.	$359,015	$3,361	$36,240	$219	$388,059

18

(d)	Cost for federal income tax purposes is $17,043,134.
(e)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,130,326	$(2,068,836)	$6,061,490

At March 31, 2010, the Fund held the following open long futures contract:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Equity Risk	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	1	$291,300	$285,080	June -2010	$6,220

19

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia Select Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 16.0%
Diversified Consumer Services — 3.5%
	Apollo Group, Inc., Class A (a)	2,690	164,870
Diversified Consumer Services Total			164,870
Internet & Catalog Retail — 6.6%
	Amazon.com, Inc. (a)	1,550	210,381
	Priceline.com, Inc. (a)	408	104,040
Internet & Catalog Retail Total			314,421
Specialty Retail — 5.7%
	O’Reilly Automotive, Inc. (a)	3,270	136,392
	Staples, Inc.	5,680	132,855
Specialty Retail Total			269,247
Textiles, Apparel & Luxury Goods — 0.2%
	Lululemon Athletica, Inc. (a)	197	8,176
Textiles, Apparel & Luxury Goods Total			8,176
CONSUMER DISCRETIONARY TOTAL			756,714
CONSUMER STAPLES — 3.7%
Food & Staples Retailing — 3.7%
	Costco Wholesale Corp.	2,932	175,070
Food & Staples Retailing Total			175,070
CONSUMER STAPLES TOTAL			175,070
ENERGY — 2.9%
Energy Equipment & Services — 2.9%
	FMC Technologies, Inc. (a)	2,100	135,723
Energy Equipment & Services Total			135,723
ENERGY TOTAL			135,723
FINANCIALS — 7.9%
Capital Markets — 4.2%
	T. Rowe Price Group, Inc.	3,600	197,748
Capital Markets Total			197,748
Diversified Financial Services — 3.7%
	CME Group, Inc.	550	173,860
Diversified Financial Services Total			173,860
FINANCIALS TOTAL			371,608
HEALTH CARE — 29.4%
Biotechnology — 7.5%
	Celgene Corp. (a)	2,800	173,488
	Gilead Sciences, Inc. (a)	4,035	183,512
Biotechnology Total			357,000

1

		Shares	Value ($)*
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — 4.0%
	St. Jude Medical, Inc. (a)	4,570	187,599
Health Care Equipment & Supplies Total			187,599
Health Care Providers & Services — 3.4%
	Medco Health Solutions, Inc. (a)	2,488	160,625
Health Care Providers & Services Total			160,625
Life Sciences Tools & Services — 7.5%
	Covance, Inc. (a)	1,459	89,568
	Illumina, Inc. (a)	3,099	120,551
	QIAGEN N.V. (a)	6,281	144,400
Life Sciences Tools & Services Total			354,519
Pharmaceuticals — 7.0%
	Allergan, Inc.	2,853	186,358
	Novo Nordisk A/S, ADR	1,876	144,677
Pharmaceuticals Total			331,035
HEALTH CARE TOTAL			1,390,778
INDUSTRIALS — 2.9%
Air Freight & Logistics — 2.9%
	Expeditors International of Washington, Inc.	3,746	138,302
Air Freight & Logistics Total			138,302
INDUSTRIALS TOTAL			138,302
INFORMATION TECHNOLOGY — 29.8%
Communications Equipment — 7.8%
	QUALCOMM, Inc.	4,749	199,411
	Research In Motion Ltd. (a)	2,300	170,085
Communications Equipment Total			369,496
Computers & Peripherals — 8.0%
	Apple, Inc. (a)	923	216,840
	EMC Corp. (a)	8,800	158,752
Computers & Peripherals Total			375,592
Internet Software & Services — 7.2%
	Akamai Technologies, Inc. (a)	4,400	138,204
	Google, Inc., Class A (a)	356	201,856
Internet Software & Services Total			340,060
IT Services — 4.4%
	MasterCard, Inc., Class A	827	210,058
IT Services Total			210,058

2

	Shares	Value ($)*
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Software — 2.4%
Salesforce.com, Inc. (a)	1,550	115,397
Software Total		115,397
INFORMATION TECHNOLOGY TOTAL		1,410,603
MATERIALS — 2.5%
Chemicals — 2.5%
Mosaic Co.	1,915	116,375
Chemicals Total		116,375
MATERIALS TOTAL		116,375
TELECOMMUNICATION SERVICES — 3.0%
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L, ADR	2,855	143,721
Wireless Telecommunication Services Total		143,721
TELECOMMUNICATION SERVICES TOTAL		143,721

Total Common Stocks (cost of $3,888,036)		4,638,894

Total Investments — 98.1% (cost of $3,888,036)(b)(c)		4,638,894

Other Assets & Liabilities, Net — 1.9%		89,850

Net Assets — 100.0%		4,728,744

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of March 31, 2010.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $3,888,036.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$853,008	$(102,150)	$750,858

Acronym	Name
ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Select Opportunities Fund, Variable Series

Value ($)
Other Assets & Liabilities, Net* — 100.0%	4,860,548

Net Assets — 100.0%	4,860,548

* As of March 31, 2010 Other Assets & Liabilities, Net included a cash balance of $4,889,962.

Columbia Select Opportunities Fund, Variable Series was terminated as a series of Columbia Funds Variable Insurance Trust on May 6, 2010.

1

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 94.2%
CONSUMER DISCRETIONARY — 10.0%
Diversified Consumer Services — 0.5%
Regis Corp.	123,082	2,299,172
Diversified Consumer Services Total		2,299,172
Hotels, Restaurants & Leisure — 1.8%
Benihana, Inc., Class A (a)	206,302	1,340,963
Bob Evans Farms, Inc.	81,170	2,508,965
CEC Entertainment, Inc. (a)	45,638	1,738,351
Jack in the Box, Inc. (a)	68,170	1,605,403
Red Robin Gourmet Burgers, Inc. (a)	75,900	1,854,996
Hotels, Restaurants & Leisure Total		9,048,678
Household Durables — 1.0%
American Greetings Corp., Class A	75,030	1,563,625
Cavco Industries, Inc. (a)	46,613	1,591,368
CSS Industries, Inc.	86,638	1,741,424
Household Durables Total		4,896,417
Leisure Equipment & Products — 0.5%
Brunswick Corp.	80,508	1,285,713
JAKKS Pacific, Inc. (a)	114,050	1,488,352
Leisure Equipment & Products Total		2,774,065
Media — 0.4%
Scholastic Corp.	64,530	1,806,840
Media Total		1,806,840
Specialty Retail — 5.2%
America’s Car-Mart, Inc. (a)	68,648	1,655,790
AnnTaylor Stores Corp. (a)	99,520	2,060,064
Christopher & Banks Corp.	221,750	1,774,000
Finish Line, Inc., Class A	161,740	2,639,597
Foot Locker, Inc.	154,298	2,320,642
GameStop Corp., Class A (a)	53,710	1,176,786
Men’s Wearhouse, Inc.	95,601	2,288,688
OfficeMax, Inc. (a)	156,440	2,568,745
Pacific Sunwear of California, Inc. (a)	706,473	3,751,371
Rent-A-Center, Inc. (a)	148,183	3,504,528
Shoe Carnival, Inc. (a)	98,072	2,241,926
Specialty Retail Total		25,982,137
Textiles, Apparel & Luxury Goods — 0.6%
Movado Group, Inc. (a)	134,040	1,511,971

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Wolverine World Wide, Inc.	48,130	1,403,471
Textiles, Apparel & Luxury Goods Total			2,915,442
CONSUMER DISCRETIONARY TOTAL			49,722,751
CONSUMER STAPLES — 1.7%
Food & Staples Retailing — 1.1%
	Casey’s General Stores, Inc.	84,910	2,666,174
	Ruddick Corp.	60,810	1,924,029
	Spartan Stores, Inc.	77,710	1,120,578
Food & Staples Retailing Total			5,710,781
Food Products — 0.6%
	Fresh Del Monte Produce, Inc. (a)	145,450	2,945,362
Food Products Total			2,945,362
CONSUMER STAPLES TOTAL			8,656,143
ENERGY — 5.3%
Energy Equipment & Services — 2.7%
	Dawson Geophysical Co. (a)	55,490	1,622,528
	Gulf Island Fabrication, Inc.	86,580	1,883,115
	Lufkin Industries, Inc.	14,820	1,173,003
	Matrix Service Co. (a)	131,030	1,409,883
	Patterson-UTI Energy, Inc.	101,530	1,418,374
	T-3 Energy Services, Inc. (a)	68,540	1,683,342
	TGC Industries, Inc. (a)	146,525	591,961
	Tidewater, Inc.	44,070	2,083,189
	Union Drilling, Inc. (a)	234,083	1,441,951
Energy Equipment & Services Total			13,307,346
Oil, Gas & Consumable Fuels — 2.6%
	Berry Petroleum Co., Class A	56,620	1,594,419
	Bill Barrett Corp. (a)	44,380	1,362,910
	Forest Oil Corp. (a)	55,690	1,437,916
	Holly Corp.	72,240	2,016,219
	Mariner Energy, Inc. (a)	122,690	1,836,669
	Stone Energy Corp. (a)	123,587	2,193,669
	Swift Energy Co. (a)	91,550	2,814,247
Oil, Gas & Consumable Fuels Total			13,256,049
ENERGY TOTAL			26,563,395
FINANCIALS — 28.0%
Capital Markets — 2.2%
	Federated Investors, Inc., Class B	49,141	1,296,340
	Investment Technology Group, Inc. (a)	119,108	1,987,912

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Knight Capital Group, Inc., Class A (a)	95,420	1,455,155
	Mass Financial Corp., Class A (a)	168,370	1,562,474
	optionsXpress Holdings, Inc. (a)	107,670	1,753,944
	Piper Jaffray Companies, Inc. (a)	42,284	1,704,045
	Raymond James Financial, Inc.	54,717	1,463,133
Capital Markets Total			11,223,003
Commercial Banks — 6.7%
	BancFirst Corp.	53,034	2,222,655
	BancTrust Financial Group, Inc.	92,458	448,421
	Bryn Mawr Bank Corp.	97,119	1,762,710
	Chemical Financial Corp.	133,481	3,152,821
	Columbia Banking System, Inc.	120,499	2,447,335
	Community Trust Bancorp, Inc.	79,659	2,157,962
	First Citizens BancShares, Inc., Class A	20,293	4,033,437
	First Commonwealth Financial Corp.	496,912	3,334,280
	First Financial Corp.	86,693	2,510,629
	First National Bank of Alaska	730	1,299,400
	Investors Bancorp, Inc. (a)	144,938	1,913,182
	Merchants Bancshares, Inc.	84,091	1,825,616
	Northfield Bancorp, Inc.	122,907	1,779,693
	Northrim BanCorp, Inc.	102,910	1,757,703
	West Coast Bancorp	349,756	902,370
	Whitney Holding Corp.	121,303	1,672,768
Commercial Banks Total			33,220,982
Consumer Finance — 0.7%
	Cash America International, Inc.	93,800	3,703,224
Consumer Finance Total			3,703,224
Diversified Financial Services — 0.6%
	Medallion Financial Corp.	163,562	1,301,954
	Pico Holdings, Inc. (a)	38,560	1,434,046
Diversified Financial Services Total			2,736,000
Insurance — 7.8%
	American Safety Insurance Holdings Ltd. (a)	103,580	1,718,392
	Argo Group International Holdings Ltd.	47,070	1,534,011
	Baldwin & Lyons, Inc., Class B	81,012	1,951,579
	CNA Surety Corp. (a)	153,631	2,733,096
	EMC Insurance Group, Inc.	89,935	2,025,336
	FBL Financial Group, Inc., Class A	106,375	2,604,060
	First Mercury Financial Corp.	167,436	2,181,691
	Harleysville Group, Inc.	52,301	1,765,682

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Horace Mann Educators Corp.	197,536	2,974,892
National Western Life Insurance Co., Class A	8,646	1,593,890
Navigators Group, Inc. (a)	47,220	1,857,163
Old Republic International Corp.	110,280	1,398,350
RLI Corp.	34,797	1,984,125
Safety Insurance Group, Inc.	87,020	3,278,043
Stewart Information Services Corp.	125,990	1,738,662
United America Indemnity Ltd., Class A (a)	507,363	4,855,464
United Fire & Casualty Co.	156,527	2,815,921
Insurance Total		39,010,357
Real Estate Investment Trusts (REITs) — 5.1%
DCT Industrial Trust, Inc.	425,408	2,224,884
DiamondRock Hospitality Co. (a)	330,674	3,343,114
Franklin Street Properties Corp.	180,422	2,603,490
Getty Realty Corp.	60,313	1,411,324
National Health Investors, Inc.	79,675	3,088,203
Potlatch Corp.	100,065	3,506,278
Starwood Property Trust, Inc.	104,850	2,023,605
Sunstone Hotel Investors, Inc. (a)	243,925	2,724,642
Universal Health Realty Income Trust	70,357	2,486,416
Urstadt Biddle Properties, Inc., Class A	134,058	2,119,457
Real Estate Investment Trusts (REITs) Total		25,531,413
Real Estate Management & Development — 0.5%
Avatar Holdings, Inc. (a)	90,590	1,969,426
Maui Land & Pineapple Co., Inc. (a)	68,225	425,042
Real Estate Management & Development Total		2,394,468
Thrifts & Mortgage Finance — 4.4%
Bank Mutual Corp.	390,347	2,537,256
BankFinancial Corp.	167,014	1,531,518
Beneficial Mutual Bancorp, Inc. (a)	244,553	2,318,363
Brookline Bancorp, Inc.	252,240	2,683,834
Clifton Savings Bancorp, Inc.	108,756	1,008,168
ESSA Bancorp, Inc.	112,166	1,406,562
Home Federal Bancorp, Inc.	203,034	2,946,023
TrustCo Bank Corp. NY	229,006	1,412,967
United Financial Bancorp, Inc.	120,401	1,683,206
Washington Federal, Inc.	130,870	2,659,278

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Westfield Financial, Inc.	182,781	1,679,757
Thrifts & Mortgage Finance Total			21,866,932
FINANCIALS TOTAL			139,686,379
HEALTH CARE — 4.9%
Health Care Equipment & Supplies — 1.4%
	Analogic Corp.	31,460	1,344,286
	Cantel Medical Corp.	68,221	1,354,187
	Kensey Nash Corp. (a)	46,568	1,098,539
	Symmetry Medical, Inc. (a)	161,460	1,621,059
	Young Innovations, Inc.	44,133	1,242,785
Health Care Equipment & Supplies Total			6,660,856
Health Care Providers & Services — 3.5%
	AmSurg Corp. (a)	68,301	1,474,619
	Healthspring, Inc. (a)	159,852	2,813,395
	Kindred Healthcare, Inc. (a)	122,510	2,211,306
	Magellan Health Services, Inc. (a)	47,540	2,067,039
	Medcath Corp. (a)	154,970	1,622,536
	NovaMed, Inc. (a)	289,736	985,102
	Owens & Minor, Inc.	33,910	1,573,085
	Res-Care, Inc. (a)	166,152	1,992,162
	Triple-S Management Corp., Class B (a)	88,180	1,565,195
	U.S. Physical Therapy, Inc. (a)	69,365	1,206,951
Health Care Providers & Services Total			17,511,390
HEALTH CARE TOTAL			24,172,246
INDUSTRIALS — 17.1%
Aerospace & Defense — 1.8%
	AAR Corp. (a)	76,010	1,886,568
	Ceradyne, Inc. (a)	93,873	2,129,978
	Esterline Technologies Corp. (a)	47,860	2,365,720
	Ladish Co., Inc. (a)	119,180	2,402,669
Aerospace & Defense Total			8,784,935
Air Freight & Logistics — 0.3%
	Pacer International, Inc. (a)	273,619	1,647,186
Air Freight & Logistics Total			1,647,186
Airlines — 0.4%
	Skywest, Inc.	143,280	2,046,039
Airlines Total			2,046,039
Building Products — 1.1%
	Ameron International Corp.	27,618	1,736,896
	Lennox International, Inc.	34,210	1,516,187

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	NCI Building Systems, Inc. (a)	28,994	320,094
	Universal Forest Products, Inc.	49,670	1,913,288
Building Products Total			5,486,465
Commercial Services & Supplies — 1.9%
	ABM Industries, Inc.	69,980	1,483,576
	ATC Technology Corp. (a)	81,090	1,391,504
	Consolidated Graphics, Inc. (a)	61,350	2,540,503
	Ennis, Inc.	101,218	1,646,817
	United Stationers, Inc. (a)	41,190	2,424,032
Commercial Services & Supplies Total			9,486,432
Construction & Engineering — 2.5%
	Comfort Systems USA, Inc.	127,843	1,596,759
	Dycom Industries, Inc. (a)	170,970	1,499,407
	EMCOR Group, Inc. (a)	113,710	2,800,678
	KBR, Inc.	102,950	2,281,372
	KHD Humboldt Wedag International AG	29,198	214,930
	Layne Christensen Co. (a)	56,410	1,506,711
	Pike Electric Corp. (a)	125,254	1,167,367
	Sterling Construction Co., Inc. (a)	83,739	1,316,377
Construction & Engineering Total			12,383,601
Electrical Equipment — 1.9%
	A.O. Smith Corp.	48,510	2,550,171
	Acuity Brands, Inc.	44,230	1,866,948
	Belden, Inc.	80,840	2,219,867
	GrafTech International Ltd. (a)	212,969	2,911,286
Electrical Equipment Total			9,548,272
Machinery — 3.2%
	Astec Industries, Inc. (a)	57,321	1,660,016
	CIRCOR International, Inc.	57,670	1,915,221
	EnPro Industries, Inc. (a)	86,412	2,512,861
	FreightCar America, Inc.	65,328	1,578,325
	Harsco Corp.	55,144	1,761,299
	Kadant, Inc. (a)	101,620	1,464,344
	LB Foster Co., Class A (a)	45,874	1,325,300
	Mueller Industries, Inc.	90,610	2,427,442
	Robbins & Myers, Inc.	66,420	1,582,124
Machinery Total			16,226,932
Professional Services — 1.5%
	CDI Corp.	105,729	1,549,987

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	FTI Consulting, Inc. (a)	19,040	748,653
	Kforce, Inc. (a)	89,354	1,359,074
	Korn/Ferry International (a)	108,310	1,911,672
	LECG Corp. (a)	305,431	910,184
	Navigant Consulting, Inc. (a)	90,200	1,094,126
Professional Services Total			7,573,696
Road & Rail — 1.8%
	Arkansas Best Corp.	45,550	1,361,034
	Heartland Express, Inc.	93,730	1,546,545
	Ryder System, Inc.	38,190	1,480,244
	Werner Enterprises, Inc.	192,110	4,451,189
Road & Rail Total			8,839,012
Trading Companies & Distributors — 0.7%
	Applied Industrial Technologies, Inc.	56,960	1,415,456
	Kaman Corp.	82,269	2,057,548
Trading Companies & Distributors Total			3,473,004
INDUSTRIALS TOTAL			85,495,574
INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 2.6%
	ADC Telecommunications, Inc. (a)	184,810	1,350,961
	Anaren, Inc. (a)	101,831	1,450,074
	Bel Fuse, Inc., Class B	41,629	838,824
	Black Box Corp.	67,862	2,087,435
	Plantronics, Inc.	67,620	2,115,154
	Symmetricom, Inc. (a)	254,120	1,481,520
	Tekelec (a)	75,250	1,366,540
	Tellabs, Inc.	286,120	2,165,928
Communications Equipment Total			12,856,436
Computers & Peripherals — 0.2%
	Adaptec, Inc. (a)	347,750	1,137,142
Computers & Peripherals Total			1,137,142
Electronic Equipment, Instruments & Components — 3.9%
	Anixter International, Inc. (a)	56,640	2,653,584
	Benchmark Electronics, Inc. (a)	161,631	3,352,227
	Brightpoint, Inc. (a)	286,164	2,154,815
	CPI International, Inc. (a)	110,091	1,459,807
	CTS Corp.	148,645	1,400,236
	Electro Scientific Industries, Inc. (a)	114,040	1,460,852
	Littelfuse, Inc. (a)	50,753	1,929,121
	Methode Electronics, Inc.	163,112	1,614,809
	MTS Systems Corp.	65,027	1,887,734

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	NAM TAI Electronics, Inc. (a)	288,253	1,441,265
Electronic Equipment, Instruments & Components Total			19,354,450
Internet Software & Services — 0.5%
	InfoSpace, Inc. (a)	133,280	1,472,744
	United Online, Inc.	146,240	1,093,875
Internet Software & Services Total			2,566,619
IT Services — 1.7%
	Acxiom Corp. (a)	108,970	1,954,922
	CACI International, Inc., Class A (a)	42,003	2,051,847
	CSG Systems International, Inc. (a)	91,055	1,908,513
	MAXIMUS, Inc.	29,730	1,811,449
	MoneyGram International, Inc. (a)	237,029	903,080
IT Services Total			8,629,811
Semiconductors & Semiconductor Equipment — 3.3%
	Amkor Technology, Inc. (a)	205,890	1,455,642
	ATMI, Inc. (a)	87,080	1,681,515
	Cirrus Logic, Inc. (a)	232,660	1,952,017
	Fairchild Semiconductor International, Inc. (a)	143,177	1,524,835
	Kulicke & Soffa Industries, Inc. (a)	214,406	1,554,443
	MKS Instruments, Inc. (a)	77,152	1,511,408
	OmniVision Technologies, Inc. (a)	141,735	2,435,007
	Varian Semiconductor Equipment Associates, Inc. (a)	36,940	1,223,453
	Verigy Ltd. (a)	143,648	1,605,985
	Zoran Corp. (a)	119,517	1,286,003
Semiconductors & Semiconductor Equipment Total			16,230,308
Software — 1.8%
	Compuware Corp. (a)	170,440	1,431,696
	Jack Henry & Associates, Inc.	45,190	1,087,271
	Mentor Graphics Corp. (a)	217,840	1,747,077
	Monotype Imaging Holdings, Inc. (a)	130,550	1,270,252
	Parametric Technology Corp. (a)	83,850	1,513,493
	Progress Software Corp. (a)	65,450	2,057,093
Software Total			9,106,882
INFORMATION TECHNOLOGY TOTAL			69,881,648
MATERIALS — 6.0%
Chemicals — 1.7%
	Cytec Industries, Inc.	43,023	2,010,895
	H.B. Fuller Co.	157,030	3,644,667

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	OM Group, Inc. (a)	85,706	2,903,719
Chemicals Total			8,559,281
Construction Materials — 0.3%
	Eagle Materials, Inc.	54,291	1,440,883
Construction Materials Total			1,440,883
Containers & Packaging — 1.5%
	Greif, Inc., Class A	31,929	1,753,541
	Greif, Inc., Class B	78,662	4,077,051
	Packaging Corp. of America	77,638	1,910,671
Containers & Packaging Total			7,741,263
Metals & Mining — 2.5%
	Carpenter Technology Corp.	55,750	2,040,450
	Harry Winston Diamond Corp. (a)	151,277	1,491,591
	Haynes International, Inc.	61,447	2,183,212
	Olympic Steel, Inc.	73,825	2,410,386
	RTI International Metals, Inc. (a)	91,700	2,781,261
	Terra Nova Royalty Corp. (a)	102,092	1,342,510
Metals & Mining Total			12,249,410
MATERIALS TOTAL			29,990,837
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 0.2%
	Warwick Valley Telephone Co.	83,861	1,193,342
Diversified Telecommunication Services Total			1,193,342
Wireless Telecommunication Services — 1.2%
	NTELOS Holdings Corp.	130,400	2,319,816
	Shenandoah Telecommunications Co.	60,202	1,131,798
	Syniverse Holdings, Inc. (a)	127,531	2,483,028
Wireless Telecommunication Services Total			5,934,642
TELECOMMUNICATION SERVICES TOTAL			7,127,984
UTILITIES — 5.8%
Electric Utilities — 2.5%
	ALLETE, Inc.	80,520	2,695,810
	El Paso Electric Co. (a)	128,401	2,645,061
	Great Plains Energy, Inc.	85,030	1,579,007
	Hawaiian Electric Industries, Inc.	55,210	1,239,464
	MGE Energy, Inc.	69,393	2,453,736
	UIL Holdings Corp.	68,244	1,876,710
Electric Utilities Total			12,489,788
Gas Utilities — 1.2%
	Laclede Group, Inc.	76,310	2,573,173

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Nicor, Inc.	79,120	3,316,711
Gas Utilities Total			5,889,884
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	100,150	3,039,553
Independent Power Producers & Energy Traders Total			3,039,553
Multi-Utilities — 1.5%
	Avista Corp.	148,110	3,067,358
	CH Energy Group, Inc.	41,375	1,689,755
	NorthWestern Corp.	104,820	2,810,224
Multi-Utilities Total			7,567,337
UTILITIES TOTAL			28,986,562

	Total Common Stocks (cost of $449,078,680)		470,283,519
Investment Companies — 5.5%
	iShares Russell 2000 Index Fund	190,060	12,887,969
	iShares Russell 2000 Value Index Fund	234,350	14,960,904

	Total Investment Companies (cost of $27,356,247)		27,848,873

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 04/22/10, market value $2,488,755 (repurchase proceeds $2,436,000)	2,436,000	2,436,000

	Total Short-Term Obligation (cost of $2,436,000)		2,436,000

	Total Investments — 100.2% (cost of $478,870,927)(b)(c)		500,568,392

	Other Assets & Liabilities, Net — (0.2)%		(1,218,718)

	Net Assets — 100.0%		499,349,674

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$49,722,751	$—	$—	$49,722,751
Consumer Staples	8,656,143	—	—	8,656,143
Energy	26,563,395	—	—	26,563,395
Financials	139,686,379	—	—	139,686,379
Health Care	24,172,246	—	—	24,172,246
Industrials	85,280,644	214,930	—	85,495,574
Information Technology	69,881,648	—	—	69,881,648
Materials	29,990,837	—	—	29,990,837
Telecommunication Services	7,127,984	—	—	7,127,984
Utilities	28,986,562	—	—	28,986,562
Total Common Stocks	470,068,589	214,930	—	470,283,519
Total Investment Companies	27,848,873	—	—	27,848,873
Total Short-Term Obligation	—	2,436,000	—	2,436,000
Total Investments	$497,917,462	$2,650,930	$—	$500,568,392

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $478,870,927.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$76,556,389	$(54,858,924)	$21,697,465

12

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 17.0%
Hotels, Restaurants & Leisure — 3.4%
	Bally Technologies, Inc. (a)	9,480	384,319
	DineEquity, Inc. (a)	15,910	628,923
	Scientific Games Corp., Class A (a)	25,660	361,293
	Vail Resorts, Inc. (a)	6,580	263,792
Hotels, Restaurants & Leisure Total			1,638,327
Household Durables — 1.7%
	Tempur-Pedic International, Inc. (a)	16,800	506,688
	Tupperware Brands Corp.	6,480	312,466
Household Durables Total			819,154
Internet & Catalog Retail — 0.9%
	HSN, Inc. (a)	15,950	469,568
Internet & Catalog Retail Total			469,568
Media — 3.4%
	Imax Corp. (a)	14,190	255,278
	Knology, Inc. (a)	70,157	942,910
	LodgeNet Interactive Corp. (a)	63,980	445,941
Media Total			1,644,129
Specialty Retail — 4.9%
	Group 1 Automotive, Inc. (a)	10,596	337,589
	hhgregg, Inc. (a)	8,160	205,958
	J Crew Group, Inc. (a)	7,690	352,971
	OfficeMax, Inc. (a)	28,770	472,404
	Pier 1 Imports, Inc. (a)	62,290	396,787
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,620	308,084
	Vitamin Shoppe, Inc. (a)	13,651	306,465
Specialty Retail Total			2,380,258
Textiles, Apparel & Luxury Goods — 2.7%
	Fossil, Inc. (a)	10,299	388,684
	Iconix Brand Group, Inc. (a)	41,630	639,437
	Warnaco Group, Inc. (a)	6,140	292,939
Textiles, Apparel & Luxury Goods Total			1,321,060
CONSUMER DISCRETIONARY TOTAL			8,272,496
CONSUMER STAPLES — 3.8%
Food Products — 2.1%
	American Italian Pasta Co., Class A (a)	13,590	528,243
	Darling International, Inc. (a)	46,432	416,031
	Lance, Inc.	3,920	90,670
Food Products Total			1,034,944

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.7%
	Central Garden & Pet Co., Class A (a)	36,900	338,004
Household Products Total			338,004
Personal Products — 1.0%
	Nu Skin Enterprises, Inc., Class A	16,860	490,626
Personal Products Total			490,626
CONSUMER STAPLES TOTAL			1,863,574
ENERGY — 4.2%
Energy Equipment & Services — 1.1%
	Key Energy Services, Inc. (a)	36,670	350,198
	Pioneer Drilling Co. (a)	25,821	181,780
Energy Equipment & Services Total			531,978
Oil, Gas & Consumable Fuels — 3.1%
	Arena Resources, Inc. (a)	9,160	305,944
	Atlas Energy, Inc. (a)	9,970	310,266
	Comstock Resources, Inc. (a)	8,960	284,928
	GMX Resources, Inc. (a)	13,009	106,934
	Resolute Energy Corp. (a)	24,690	298,996
	Stone Energy Corp. (a)	10,870	192,943
Oil, Gas & Consumable Fuels Total			1,500,011
ENERGY TOTAL			2,031,989
FINANCIALS — 5.7%
Capital Markets — 2.5%
	Evercore Partners, Inc., Class A	7,629	228,870
	FBR Capital Markets Corp. (a)	20,896	95,077
	Stifel Financial Corp. (a)	9,071	487,566
	Waddell & Reed Financial, Inc., Class A	10,808	389,520
Capital Markets Total			1,201,033
Commercial Banks — 0.7%
	Pinnacle Financial Partners, Inc. (a)	21,390	323,203
Commercial Banks Total			323,203
Diversified Financial Services — 1.3%
	Portfolio Recovery Associates, Inc. (a)	11,888	652,295
Diversified Financial Services Total			652,295
Insurance — 0.3%
	Platinum Underwriters Holdings Ltd.	3,580	132,746
Insurance Total			132,746
Real Estate Investment Trusts (REITs) — 0.9%
	DuPont Fabros Technology, Inc.	9,710	209,639

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Home Properties, Inc.	5,079	237,697
Real Estate Investment Trusts (REITs) Total			447,336
FINANCIALS TOTAL			2,756,613
HEALTH CARE — 24.7%
Biotechnology — 8.6%
	Alexion Pharmaceuticals, Inc. (a)	7,002	380,699
	Alkermes, Inc. (a)	32,590	422,692
	Human Genome Sciences, Inc. (a)	11,620	350,924
	Immunogen, Inc. (a)	46,187	373,653
	Incyte Corp. Ltd. (a)	13,910	194,184
	Isis Pharmaceuticals, Inc. (a)	32,120	350,750
	Martek Biosciences Corp. (a)	16,120	362,861
	Onyx Pharmaceuticals, Inc. (a)	14,219	430,551
	Regeneron Pharmaceuticals, Inc. (a)	16,291	431,549
	Rigel Pharmaceuticals, Inc. (a)	22,246	177,301
	Savient Pharmaceuticals, Inc. (a)	21,691	313,435
	Seattle Genetics, Inc. (a)	31,192	372,432
Biotechnology Total			4,161,031
Health Care Equipment & Supplies — 5.6%
	American Medical Systems Holdings, Inc. (a)	29,810	553,870
	Cyberonics, Inc. (a)	9,080	173,973
	Masimo Corp. (a)	10,903	289,474
	NuVasive, Inc. (a)	9,804	443,141
	Sirona Dental Systems, Inc. (a)	11,510	437,725
	STERIS Corp.	16,730	563,132
	Thoratec Corp. (a)	8,200	274,290
Health Care Equipment & Supplies Total			2,735,605
Health Care Providers & Services — 5.7%
	AMERIGROUP Corp. (a)	9,340	310,461
	Catalyst Health Solutions, Inc. (a)	2,718	112,471
	Healthsouth Corp. (a)	19,040	356,048
	HMS Holdings Corp. (a)	4,810	245,262
	inVentiv Health, Inc. (a)	19,444	436,712
	Magellan Health Services, Inc. (a)	5,610	243,923
	Owens & Minor, Inc.	11,110	515,393
	Psychiatric Solutions, Inc. (a)	17,736	528,533
Health Care Providers & Services Total			2,748,803
Health Care Technology — 0.7%
	Computer Programs & Systems, Inc.	9,390	366,961
Health Care Technology Total			366,961

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 2.5%
	Albany Molecular Research, Inc. (a)	21,420	178,857
	Bio-Rad Laboratories, Inc., Class A (a)	2,258	233,748
	Dionex Corp. (a)	7,250	542,155
	ICON PLC, ADR (a)	9,200	242,880
Life Sciences Tools & Services Total			1,197,640
Pharmaceuticals — 1.6%
	Eurand NV (a)	19,204	216,621
	Impax Laboratories, Inc. (a)	17,530	313,437
	Vivus, Inc. (a)	27,210	237,271
Pharmaceuticals Total			767,329
HEALTH CARE TOTAL			11,977,369
INDUSTRIALS — 14.4%
Aerospace & Defense — 2.2%
	HEICO Corp.	4,566	235,423
	Hexcel Corp. (a)	30,180	435,799
	Teledyne Technologies, Inc. (a)	9,912	409,068
Aerospace & Defense Total			1,080,290
Air Freight & Logistics — 0.9%
	HUB Group, Inc., Class A (a)	16,403	458,956
Air Freight & Logistics Total			458,956
Commercial Services & Supplies — 0.7%
	Geo Group, Inc. (a)	16,629	329,587
Commercial Services & Supplies Total			329,587
Construction & Engineering — 0.8%
	Great Lakes Dredge & Dock Corp.	69,648	365,652
Construction & Engineering Total			365,652
Electrical Equipment — 2.9%
	American Superconductor Corp. (a)	3,640	105,196
	General Cable Corp. (a)	7,730	208,710
	II-VI, Inc. (a)	16,752	566,887
	Thomas & Betts Corp. (a)	13,120	514,829
Electrical Equipment Total			1,395,622
Machinery — 3.3%
	Actuant Corp., Class A	10,010	195,696
	Chart Industries, Inc. (a)	15,230	304,600
	Columbus McKinnon Corp. (a)	16,390	260,109
	Dynamic Materials Corp.	16,400	256,168
	Trinity Industries, Inc.	17,690	353,092

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Wabtec Corp.	5,592	235,535
Machinery Total			1,605,200
Marine — 1.0%
	Genco Shipping & Trading Ltd. (a)	9,710	204,978
	Kirby Corp. (a)	7,390	281,929
Marine Total			486,907
Professional Services — 1.3%
	Korn/Ferry International (a)	36,806	649,626
Professional Services Total			649,626
Road & Rail — 0.7%
	Dollar Thrifty Automotive Group, Inc. (a)	7,110	228,444
	Old Dominion Freight Line, Inc. (a)	3,250	108,518
Road & Rail Total			336,962
Trading Companies & Distributors — 0.6%
	Beacon Roofing Supply, Inc. (a)	14,470	276,811
Trading Companies & Distributors Total			276,811
INDUSTRIALS TOTAL			6,985,613
INFORMATION TECHNOLOGY — 25.5%
Communications Equipment — 3.4%
	Arris Group, Inc. (a)	27,065	325,051
	Brocade Communications Systems, Inc. (a)	28,900	165,019
	Comtech Telecommunications Corp. (a)	7,940	254,000
	Digi International, Inc. (a)	20,617	219,365
	Polycom, Inc. (a)	22,369	684,044
Communications Equipment Total			1,647,479
Computers & Peripherals — 0.6%
	Synaptics, Inc. (a)	11,170	308,404
Computers & Peripherals Total			308,404
Electronic Equipment, Instruments & Components — 3.0%
	Anixter International, Inc. (a)	6,000	281,100
	Brightpoint, Inc. (a)	72,211	543,749
	Plexus Corp. (a)	11,220	404,257
	TTM Technologies, Inc. (a)	23,683	210,305
Electronic Equipment, Instruments & Components Total			1,439,411
Internet Software & Services — 0.8%
	Perficient, Inc. (a)	36,030	406,058
Internet Software & Services Total			406,058
IT Services — 4.0%
	CACI International, Inc., Class A (a)	8,550	417,668

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Cybersource Corp. (a)	14,260	251,546
	Syntel, Inc.	8,540	328,534
	TeleTech Holdings, Inc. (a)	33,517	572,470
	Wright Express Corp. (a)	11,570	348,488
IT Services Total			1,918,706
Semiconductors & Semiconductor Equipment — 7.0%
	Amkor Technology, Inc. (a)	70,800	500,556
	Atheros Communications, Inc. (a)	5,290	204,776
	Cabot Microelectronics Corp. (a)	7,970	301,505
	Cavium Networks, Inc. (a)	13,700	340,582
	Cirrus Logic, Inc. (a)	37,100	311,269
	Diodes, Inc. (a)	11,540	258,496
	Monolithic Power Systems, Inc. (a)	21,298	474,945
	Semtech Corp. (a)	27,750	483,683
	Skyworks Solutions, Inc. (a)	34,510	538,356
Semiconductors & Semiconductor Equipment Total			3,414,168
Software — 6.7%
	ANSYS, Inc. (a)	5,586	240,980
	Cadence Design Systems, Inc. (a)	37,570	250,216
	Concur Technologies, Inc. (a)	4,604	188,810
	Monotype Imaging Holdings, Inc. (a)	10,210	99,343
	Net 1 UEPS Technologies, Inc. (a)	22,874	420,653
	Progress Software Corp. (a)	24,360	765,635
	Solera Holdings, Inc.	12,290	475,009
	TeleCommunication Systems, Inc., Class A (a)	37,980	278,393
	THQ, Inc. (a)	78,790	552,318
Software Total			3,271,357
INFORMATION TECHNOLOGY TOTAL			12,405,583
MATERIALS — 2.6%
Chemicals — 1.3%
	Koppers Holdings, Inc.	9,563	270,824
	Solutia, Inc. (a)	22,305	359,334
Chemicals Total			630,158
Containers & Packaging — 0.9%
	Greif, Inc., Class A	7,416	407,287
Containers & Packaging Total			407,287

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.4%
	Compass Minerals International, Inc.	2,610	209,400
Metals & Mining Total			209,400
MATERIALS TOTAL			1,246,845
TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.5%
	Neutral Tandem, Inc. (a)	14,580	232,988
Diversified Telecommunication Services Total			232,988
Wireless Telecommunication Services — 0.6%
	NTELOS Holdings Corp.	17,430	310,080
Wireless Telecommunication Services Total			310,080
TELECOMMUNICATION SERVICES TOTAL			543,068

	Total Common Stocks (cost of $42,267,422)		48,083,150

		Par ($)
Short-Term Obligation — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10, at 0.000%, collateralized by a U.S. Treasury obligation maturing 04/22/10, market value of $114,943 (repurchase proceeds $112,000)	112,000	112,000

	Total Short-Term Obligation (cost of $112,000)		112,000

	Total Investments — 99.2% (cost of $42,379,422)(b)(c)		48,195,150

	Other Assets & Liabilities, Net — 0.8%		384,160

	Net Assets — 100.0%		48,579,310

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$48,083,150	$—	$—	$48,083,150
Total Short-Term Obligation	—	112,000	—	112,000
Total Investments	$48,083,150	$112,000	$—	$48,195,150

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $42,379,422.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

8

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$8,329,326	$(2,513,598)	$5,815,728

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia Strategic Income Fund, Variable Series

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 47.2%
BASIC MATERIALS — 4.1%
Chemicals — 1.1%
Agricultural Chemicals — 0.1%
Terra Capital, Inc.
	7.750% 11/01/19	50,000	60,375
			60,375
Chemicals-Diversified — 1.0%
Dow Chemical Co.
	5.900% 02/15/15	55,000	59,544
	8.550% 05/15/19	45,000	54,438
Georgia Gulf Corp.
	9.000% 01/15/17 (b)	15,000	15,694
Huntsman International LLC
	7.875% 11/15/14	110,000	111,100
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)	180,000	148,500
INVISTA
	9.250% 05/01/12 (b)	150,000	151,875
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)	35,000	35,963
	8.625% 11/01/19 (b)	60,000	61,800
Solutia, Inc.
	8.750% 11/01/17	85,000	89,675
			728,589
Chemicals-Specialty — 0.0%
Lubrizol Corp.
	6.500% 10/01/34	5,000	5,175
			5,175
Chemicals Total			794,139
Forest Products & Paper — 0.9%
Paper & Related Products — 0.9%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)	35,000	38,850
Domtar Corp.
	10.750% 06/01/17	65,000	78,975
Georgia-Pacific Corp.
	8.000% 01/15/24	205,000	217,300
NewPage Corp.
	10.000% 05/01/12	140,000	97,125
	11.375% 12/31/14	90,000	89,550

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	100,000	113,000
			634,800
Forest Products & Paper Total			634,800
Iron/Steel — 0.5%
Steel-Producers — 0.5%
ArcelorMittal
	7.000% 10/15/39	10,000	10,270
Russel Metals, Inc.
	6.375% 03/01/14	75,000	70,219
Steel Dynamics, Inc.
	7.750% 04/15/16 (04/07/10) (c)(d)	175,000	182,875
United States Steel Corp.
	7.000% 02/01/18	60,000	59,100
			322,464
Iron/Steel Total			322,464
Metals & Mining — 1.6%
Diversified Minerals — 0.6%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	155,000	178,638
Teck Resources Ltd.
	10.750% 05/15/19	130,000	159,250
Vale Overseas Ltd.
	6.875% 11/21/36	55,000	56,900
			394,788
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	40,000	44,500
Vedanta Resources PLC
	9.500% 07/18/18 (b)	100,000	110,500
			155,000
Mining Services — 0.2%
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	157,590	111,889
			111,889

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Non-Ferrous Metals — 0.6%
Codelco, Inc.
PE Paper Escrow GmbH
	7.500% 01/15/19 (b)	380,000	447,572
			447,572
Metals & Mining Total			1,109,249
BASIC MATERIALS TOTAL			2,860,652
COMMUNICATIONS — 8.7%
Advertising — 0.0%
Advertising Agencies — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	25,000	25,156
			25,156
Advertising Total			25,156
Media — 2.4%
Broadcast Services/Programs — 0.3%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (b)	90,000	94,050
Liberty Media LLC
	8.250% 02/01/30	95,000	88,469
			182,519
Cable TV — 1.1%
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	105,339	126,670
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	80,000	82,200
Comcast Corp.
	6.950% 08/15/37	50,000	54,091
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	130,000	138,450
	8.500% 06/15/15 (b)	45,000	47,700
DirecTV Holdings LLC
	6.375% 06/15/15	10,000	10,388
DISH DBS Corp.
	6.625% 10/01/14	155,000	156,162
	7.875% 09/01/19	60,000	62,400
Time Warner Cable, Inc.
	3.500% 02/01/15	10,000	10,008
	5.000% 02/01/20	14,000	13,804
	5.850% 05/01/17	15,000	16,061
	7.300% 07/01/38	45,000	50,082
			768,016

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Multimedia — 0.1%
News America, Inc.
	6.400% 12/15/35	20,000	20,423
	6.550% 03/15/33	40,000	40,586
			61,009
Publishing-Books — 0.3%
Cengage Learning Acquisitions, Inc.
	10.500% 01/15/15 (b)	220,000	211,200
			211,200
Publishing-Periodicals — 0.1%
Reader’s Digest Association, Inc.
	9.500% 02/15/17 (05/15/10) (b)(c)(d)	80,000	81,600
			81,600
Radio — 0.2%
CMP Susquehanna Corp.
	3.250% 05/15/14 (05/14/10) (c)(d)(e)	12,000	7,080
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	145,000	156,600
			163,680
Television — 0.3%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	110,250	72,214
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	110,000	115,775
			187,989
Media Total			1,656,013
Telecommunication Services — 6.3%
Cellular Telecommunications — 1.9%
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	80,000	87,427
	8.500% 11/15/18	30,000	37,430
Cricket Communications, Inc.
	9.375% 11/01/14	165,000	167,888
Digicel Group Ltd.
	8.875% 01/15/15 (b)	240,000	235,800
MetroPCS Wireless, Inc.
	9.250% 11/01/14	180,000	184,050
Nextel Communications, Inc.
	7.375% 08/01/15	200,000	190,000

4

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
NII Capital Corp.
	10.000% 08/15/16 (b)	50,000		54,750
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	EUR	50,000	74,961
	11.750% 07/15/17 (b)	250,000		276,250
				1,308,556
Media — 0.5%
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	145,000		163,850
Quebecor Media, Inc.
	7.750% 03/15/16	200,000		202,500
				366,350
Satellite Telecommunications — 0.8%
GeoEye, Inc.
	9.625% 10/01/15 (b)	100,000		102,250
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	195,000		211,088
Intelsat Luxembourg SA
	11.250% 02/04/17	205,000		216,787
				530,125
Telecommunication Equipment — 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29	240,000		169,200
				169,200
Telecommunication Services — 1.0%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	105,000		107,013
Global Crossing Ltd.
	12.000% 09/15/15 (b)	120,000		133,200
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	125,000		134,062
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	45,000		47,925
Syniverse Technologies, Inc.
	7.750% 08/15/13	95,000		95,713
West Corp.
	11.000% 10/15/16	160,000		169,600
				687,513
Telephone-Integrated — 1.8%
BellSouth Corp.
	5.200% 09/15/14	65,000		70,034

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
British Telecommunications PLC
	5.950% 01/15/18	25,000	25,665
Frontier Communications Corp.
	7.875% 01/15/27	200,000	180,000
Level 3 Financing, Inc.
	8.750% 02/15/17	65,000	59,475
Qwest Communications International, Inc.
	7.500% 02/15/14	150,000	152,625
Qwest Corp.
	7.500% 10/01/14	80,000	87,400
	7.500% 06/15/23	170,000	170,000
Sprint Capital Corp.
	6.875% 11/15/28	45,000	36,225
Telefonica Emisiones SAU
	6.421% 06/20/16	95,000	105,538
Virgin Media Finance PLC
	9.500% 08/15/16	130,000	142,025
Windstream Corp.
	8.625% 08/01/16	205,000	209,612
			1,238,599
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	70,000	75,775
			75,775
Telecommunication Services Total			4,376,118
COMMUNICATIONS TOTAL			6,057,287
CONSUMER CYCLICAL — 5.6%
Airlines — 0.1%
Airlines — 0.1%
American Airlines, Inc.
	10.500% 10/15/12 (b)	95,000	101,175
			101,175
Airlines Total			101,175
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	155,000	162,362
			162,362
Apparel Total			162,362

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Auto Manufacturers — 0.3%
Auto-Cars/Light Trucks — 0.1%
General Motors Corp.
	7.200% 01/15/11 (f)	90,000	33,075
	8.375% 07/15/33 (f)	185,000	69,375
			102,450
Auto-Medium & Heavy Duty Trucks — 0.2%
Navistar International Corp.
	8.250% 11/01/21	130,000	132,600
			132,600
Auto Manufacturers Total			235,050
Auto Parts & Equipment — 0.4%
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp.
	7.875% 03/15/18	10,000	10,113
	8.125% 03/15/20	10,000	10,162
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	75,000	73,875
			94,150
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	10.500% 05/15/16	145,000	156,600
			156,600
Auto Parts & Equipment Total			250,750
Distribution/Wholesale — 0.1%
Distribution/Wholesale — 0.1%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	75,000	76,594
			76,594
Distribution/Wholesale Total			76,594
Entertainment — 0.9%
Casino Services — 0.1%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	60,000	56,250
			56,250
Gambling (Non-Hotel) — 0.5%
Boyd Gaming Corp.
	6.750% 04/15/14	125,000	109,062
Jacobs Entertainment, Inc.
	9.750% 06/15/14	85,000	79,900

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Mohegan Tribal Gaming Authority
	11.500% 11/01/17 (b)	70,000	74,550
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	80,000	78,200
			341,712
Music — 0.2%
WMG Acquisition Corp.
	7.375% 04/15/14	80,000	76,800
WMG Holdings Corp.
	9.500% 12/15/14	85,000	85,638
			162,438
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14 (f)	95,000	29,925
			29,925
Entertainment Total			590,325
Home Builders — 0.6%
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.
	5.625% 09/15/14	95,000	94,050
	5.625% 01/15/16	40,000	38,450
KB Home
	5.875% 01/15/15	170,000	161,075
Ryland Group, Inc.
	8.400% 05/15/17	45,000	48,937
Standard Pacific Corp.
	7.000% 08/15/15	90,000	83,250
			425,762
Home Builders Total			425,762
Leisure Time — 0.2%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	145,000	127,963
			127,963
Leisure Time Total			127,963
Lodging — 1.3%
Casino Hotels — 0.7%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18	89,000	73,647
	11.250% 06/01/17	130,000	140,075
MGM Mirage
	6.750% 09/01/12	175,000	165,375

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Snoqualmie Entertainment Authority
	9.125% 02/01/15 (b)	100,000	77,000
			456,097
Gambling (Non-Hotel) — 0.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)(g)	185,000	46,250
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	185,000	172,431
			218,681
Hotels & Motels — 0.3%
Host Hotels & Resorts LP
	6.750% 06/01/16	115,000	115,288
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	100,000	100,250
			215,538
Lodging Total			890,316
Retail — 1.4%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
	8.500% 06/15/19	100,000	111,500
			111,500
Retail-Discount — 0.2%
Dollar General Corp.
	10.625% 07/15/15	110,000	120,725
			120,725
Retail-Drug Stores — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31 (b)	19,780	22,971
Rite Aid Corp.
	9.500% 06/15/17	145,000	121,800
			144,771
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	125,000	126,250
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	45,000	46,350
	8.750% 03/01/15	85,000	88,931
			261,531

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Restaurants — 0.2%
Landry’s Restaurants, Inc.
	11.625% 12/01/15 (b)	55,000	59,125
McDonald’s Corp.
	5.700% 02/01/39	50,000	49,785
			108,910
Retail-Toy Store — 0.2%
Toys R US, Inc.
	7.375% 10/15/18	175,000	168,000
			168,000
Retail-Vitamins/Nutritional Supplements — 0.0%
General Nutrition Centers, Inc.
	PIK,
	4.893% 03/15/14 (09/15/10) (c)(d)	30,000	28,388
			28,388
Retail Total			943,825
Storage/Warehousing — 0.1%
Storage/Warehousing — 0.1%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (b)	60,000	61,350
			61,350
Storage/Warehousing Total			61,350
CONSUMER CYCLICAL TOTAL			3,865,472
CONSUMER NON-CYCLICAL — 5.5%
Beverages — 0.1%
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (b)	40,000	45,825
	7.750% 01/15/19 (b)	30,000	35,682
			81,507
Beverages Total			81,507
Commercial Services — 1.1%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	150,000	153,375
Iron Mountain, Inc.
	8.000% 06/15/20	120,000	123,000
			276,375
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	115,000	94,587
			94,587

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International
	6.750% 04/01/16	80,000	78,400
	7.000% 06/15/17	15,000	14,700
			93,100
Private Corrections — 0.1%
Corrections Corp. of America
	6.250% 03/15/13	80,000	81,100
			81,100
Rental Auto/Equipment — 0.4%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	130,000	130,000
Rental Service Corp.
	9.500% 12/01/14	105,000	103,950
			233,950
Commercial Services Total			779,112
Cosmetics/Personal Care — 0.1%
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (b)	75,000	77,438
			77,438
Cosmetics/Personal Care Total			77,438
Food — 1.0%
Food-Meat Products — 0.5%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	165,000	188,100
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	120,000	133,800
			321,900
Food-Miscellaneous/Diversified — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	25,000	25,438
ConAgra Foods, Inc.
	7.000% 10/01/28	45,000	49,084
Kraft Foods, Inc.
	6.500% 02/09/40	60,000	62,177
Pinnacle Foods Finance LLC
	9.250% 04/01/15	115,000	117,875
	9.250% 04/01/15 (b)	35,000	35,875
			290,449

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	85,000	73,100
			73,100
Food Total			685,449
Healthcare Products — 0.6%
Medical Instruments — 0.1%
Accellent, Inc.
	8.375% 02/01/17 (b)	70,000	71,050
			71,050
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	245,000	269,500
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	25,000	27,156
	10.875% 11/15/14 (b)	45,000	48,881
			345,537
Healthcare Products Total			416,587
Healthcare Services — 1.9%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	65,000	66,300
			66,300
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	70,000	77,359
			77,359
Medical-HMO — 0.2%
Health Net, Inc.
	6.375% 06/01/17	110,000	102,300
WellPoint, Inc.
	7.000% 02/15/19	40,000	45,359
			147,659
Medical-Hospitals — 1.1%
Community Health Systems, Inc.
	8.875% 07/15/15	190,000	196,650
HCA, Inc.
	9.250% 11/15/16	10,000	10,631
	PIK,
	9.625% 11/15/16	514,000	550,623
			757,904

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	50,000	49,750
	10.750% 06/15/16	70,000	75,688
			125,438
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	6.643% 03/15/12 (09/15/10) (c)(d)	86,677	82,126
U.S. Oncology, Inc.
	9.125% 08/15/17	70,000	73,150
			155,276
Healthcare Services Total			1,329,936
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	65,000	64,837
Jostens IH Corp.
	7.625% 10/01/12	50,000	50,125
			114,962
Household Products/Wares Total			114,962
Pharmaceuticals — 0.5%
Medical-Drugs — 0.3%
Elan Finance PLC
	8.875% 12/01/13	45,000	46,350
Novartis Securities Investment Ltd.
	5.125% 02/10/19	50,000	52,994
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	95,000	99,275
			198,619
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	145,000	145,725
			145,725
Pharmaceuticals Total			344,344
CONSUMER NON-CYCLICAL TOTAL			3,829,335
ENERGY — 8.0%
Coal — 0.6%
Coal — 0.6%
Arch Western Finance LLC
	6.750% 07/01/13	170,000	170,637

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.250% 12/15/17 (b)	25,000	25,500
	8.500% 12/15/19 (b)	45,000	46,125
Massey Energy Co.
	6.875% 12/15/13	185,000	187,544
			429,806
Coal Total			429,806
Energy-Alternate Sources — 0.1%
Energy-Alternate Sources — 0.1%
Headwaters, Inc.
	11.375% 11/01/14 (b)	70,000	73,062
			73,062
Energy-Alternate Sources Total			73,062
Oil & Gas — 5.4%
Oil Companies-Exploration & Production — 4.7%
Antero Resources Finance Corp.
	9.375% 12/01/17 (b)	95,000	97,850
Chaparral Energy, Inc.
	8.875% 02/01/17	50,000	45,750
Chesapeake Energy Corp.
	6.375% 06/15/15	255,000	250,537
Cimarex Energy Co.
	7.125% 05/01/17	130,000	132,600
Compton Petroleum Corp.
	7.625% 12/01/13	75,000	63,469
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	115,000	127,075
Forest Oil Corp.
	8.500% 02/15/14	145,000	152,975
Linn Energy LLC/Linn Energy Finance Corp.
	8.625% 04/15/20 (b)	10,000	10,013
NAK Naftogaz Ukraine
	9.500% 09/30/14	95,000	98,924
Newfield Exploration Co.
	6.625% 04/15/16	125,000	127,187
	6.875% 02/01/20	70,000	70,525
Nexen, Inc.
	5.875% 03/10/35	40,000	38,033
	7.500% 07/30/39	30,000	34,220

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
OPTI Canada, Inc.
	8.250% 12/15/14	185,000	173,900
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	362,913
	10.610% 08/15/17	215,000	263,949
Penn Virginia Corp.
	10.375% 06/15/16	70,000	75,950
Petrobras International Finance Co.
	5.875% 03/01/18	150,000	156,652
	7.875% 03/15/19	120,000	140,347
PetroHawk Energy Corp.
	7.875% 06/01/15	205,000	208,844
Quicksilver Resources, Inc.
	7.125% 04/01/16	170,000	161,500
Range Resources Corp.
	7.500% 05/15/16	45,000	46,350
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (b)	335,000	357,405
Southwestern Energy Co.
	7.500% 02/01/18	50,000	54,250
			3,251,218
Oil Company-Integrated — 0.1%
Shell International Finance BV
	5.500% 03/25/40	50,000	49,013
			49,013
Oil Refining & Marketing — 0.4%
Coffeyville Resources LLC
	10.875% 04/01/17 (b)(h)	75,000	74,438
Frontier Oil Corp.
	8.500% 09/15/16	65,000	66,625
Tesoro Corp.
	6.625% 11/01/15	100,000	95,750
United Refining Co.
	10.500% 08/15/12	50,000	47,750
			284,563
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	175,565	186,117
			186,117
Oil & Gas Total			3,770,911

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 0.2%
Oil-Field Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	20,000	21,978
Smith International, Inc.
	9.750% 03/15/19	20,000	26,902
Weatherford International Ltd.
	5.150% 03/15/13	40,000	42,503
			91,383
Oil & Gas Services Total			91,383
Oil, Gas & Consumable Fuels — 0.5%
Oil Company-Integrated — 0.5%
Ecopetrol SA
	7.625% 07/23/19	150,000	166,500
Petronas Capital Ltd.
	5.250% 08/12/19	175,000	176,963
			343,463
Oil, Gas & Consumable Fuels Total			343,463
Pipelines — 1.2%
Pipelines — 1.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	110,000	106,150
El Paso Corp.
	6.875% 06/15/14	140,000	142,856
	7.250% 06/01/18	75,000	77,393
Kinder Morgan Energy Partners LP
	6.500% 09/01/39	20,000	20,558
	6.950% 01/15/38	30,000	32,497
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	80,000	78,400
MarkWest Energy Partners LP
	6.875% 11/01/14	105,000	102,900
	8.500% 07/15/16	50,000	50,813
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	5,000	5,127
	6.500% 05/01/18	75,000	81,716
	8.750% 05/01/19	5,000	6,100
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	70,000	66,605

16

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.625% 01/15/39	25,000		30,464
Williams Companies, Inc.
	7.875% 09/01/21	30,000		35,323
				836,902
Pipelines Total				836,902
ENERGY TOTAL				5,545,527
FINANCIALS — 8.0%
Banks — 3.3%
Commercial Banks-Central US — 0.0%
Fifth Third Bank/Ohio
	0.360% 05/17/13 (05/17/10) (c)(d)	15,000		14,009
				14,009
Commercial Banks-Non US — 0.8%
Barclays Bank PLC
	5.000% 09/22/16	25,000		25,697
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	15,000		14,475
IKB Deutsche Industriebank AG
	2.125% 09/10/12	EUR	295,000	403,966
Lloyds TSB Group PLC
	6.267% 11/29/49 (11/14/16) (b)(c)(d)	5,000		2,962
Westpac Banking Corp.
	4.200% 02/27/15	70,000		72,056
				519,156
Commercial Banks-Southern US — 0.0%
Regions Financial Corp.
	7.000% 03/01/11	5,000		5,038
				5,038
Commercial Banks-Western U.S. — 1.5%
Citibank NA
	1.875% 05/07/12 (i)	1,000,000		1,012,968
Zions Bancorporation
	7.750% 09/23/14	50,000		50,431
				1,063,399
Diversified Banking Institutional — 0.1%
Citigroup, Inc.
	8.125% 07/15/39	35,000		40,404
				40,404
Fiduciary Banks — 0.2%
Bank of New York Mellon Corp.
	5.450% 05/15/19	50,000		53,027

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Northern Trust Corp.
	5.500% 08/15/13	50,000	55,332
			108,359
Money Center Banks — 0.3%
Deutsche Bank AG/London
	4.875% 05/20/13	120,000	128,595
Lloyds TSB Bank PLC
	4.375% 01/12/15 (b)	100,000	98,578
			227,173
Super-Regional Banks-US — 0.4%
Capital One Financial Corp.
	5.700% 09/15/11	55,000	57,483
Keycorp
	6.500% 05/14/13	80,000	85,433
PNC Funding Corp.
	3.625% 02/08/15	65,000	65,389
	5.125% 02/08/20	25,000	25,184
USB Capital IX
	6.189% 10/29/49 (c)	65,000	55,575
			289,064
Banks Total			2,266,602
Diversified Financial Services — 3.4%
Diversified Financial Services — 1.0%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(d)	105,000	90,562
Capital One Capital V
	10.250% 08/15/39	85,000	100,698
CIT Group, Inc.
	7.000% 05/01/17	350,000	322,875
General Electric Capital Corp.
	5.500% 01/08/20	52,000	53,054
	6.000% 08/07/19	25,000	26,417
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	5,000	4,901
JPMorgan Chase Capital XX
	6.550% 09/29/36	115,000	107,918
			706,425

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Auto Loans — 1.2%
Ford Motor Credit Co., LLC
	7.800% 06/01/12	285,000	295,592
	8.000% 12/15/16	110,000	115,899
GMAC, Inc.
	6.875% 09/15/11	203,000	206,299
	8.000% 11/01/31	201,000	191,955
			809,745
Finance-Consumer Loans — 0.3%
American General Finance Corp.
	6.900% 12/15/17	70,000	61,313
SLM Corp.
	8.000% 03/25/20	130,000	126,589
			187,902
Finance-Investment Banker/Broker — 0.3%
Cemex Finance LLC
	9.500% 12/14/16 (b)	125,000	129,375
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	53,000	63,335
			192,710
Finance-Leasing Company — 0.1%
International Lease Finance Corp.
	4.875% 09/01/10	15,000	15,000
	5.625% 09/15/10	75,000	75,529
			90,529
Finance-Other Services — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	8.000% 01/15/18 (b)	180,000	173,475
			173,475
Investment Management/Advisor Service — 0.1%
Nuveen Investments, Inc.
	10.500% 11/15/15	105,000	101,850
			101,850
Special Purpose Entity — 0.2%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	100,000	105,750
			105,750
Diversified Financial Services Total			2,368,386

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 1.0%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	80,000	76,600
USI Holdings Corp.
	9.750% 05/15/15 (b)	50,000	47,250
			123,850
Life/Health Insurance — 0.2%
Lincoln National Corp.
	8.750% 07/01/19	5,000	6,114
Principal Life Income Funding Trusts
	5.300% 04/24/13	40,000	42,938
Provident Companies, Inc.
	7.000% 07/15/18	30,000	30,593
Prudential Financial, Inc.
	8.875% 06/15/38 (c)	50,000	56,125
Unum Group
	7.125% 09/30/16	20,000	21,741
			157,511
Multi-Line Insurance — 0.1%
CNA Financial Corp.
	7.350% 11/15/19	5,000	5,226
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	90,000	76,635
MetLife, Inc.
	10.750% 08/01/39	30,000	38,668
			120,529
Mutual Insurance — 0.1%
Liberty Mutual Group, Inc.
	10.750% 06/15/58 (b)(c)	40,000	44,800
			44,800
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.730% 07/02/15 (04/12/10) (c)(d)(j)	48,578	47,940
	6.730% 07/02/15 (04/12/10) (c)(d)(j)	66,422	65,814
Crum & Forster Holdings Corp.
	7.750% 05/01/17	95,000	94,050
			207,804

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Reinsurance — 0.1%
Transatlantic Holdings, Inc.
	8.000% 11/30/39	35,000	35,770
			35,770
Insurance Total			690,264
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Diversified — 0.2%
Duke Realty LP
	7.375% 02/15/15	20,000	21,598
	8.250% 08/15/19	28,400	31,675
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)(c)	100,000	103,000
			156,273
REITS-Office Property — 0.1%
Brandywine Operating Partnership LP
	7.500% 05/15/15	95,000	102,226
			102,226
Real Estate Investment Trusts (REITs) Total			258,499
FINANCIALS TOTAL			5,583,751
INDUSTRIALS — 4.4%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.0%
Embraer Overseas Ltd.
	6.375% 01/15/20	15,000	15,262
			15,262
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.
	8.500% 07/01/18	110,000	117,425
Sequa Corp.
	11.750% 12/01/15 (b)	130,000	130,000
			247,425
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	135,000	138,544
			138,544
Aerospace & Defense Total			401,231
Building Materials — 0.2%
Building & Construction Products-Miscellaneous — 0.1%
Building Materials Corp. of America
	7.500% 03/15/20 (b)	20,000	19,950
Nortek, Inc.
	11.000% 12/01/13	55,244	59,249

21

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Ply Gem Industries, Inc.
11.750% 06/15/13	40,000	42,200
		121,399
Building Products-Cement/Aggregation — 0.1%
Texas Industries, Inc.
7.250% 07/15/13	65,000	63,863
		63,863
Building Materials Total		185,262
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
7.000% 03/15/17	125,000	123,125
General Cable Corp.
7.125% 04/01/17	105,000	104,081
		227,206
Electrical Components & Equipment Total		227,206
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
6.250% 11/15/14	86,000	87,075
		87,075
Electronics Total		87,075
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
8.625% 12/15/13 (b)	55,000	55,275
		55,275
Engineering & Construction Total		55,275
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
7.625% 08/15/16	70,000	71,050
		71,050
Environmental Control Total		71,050
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
8.000% 11/15/17	130,000	126,425
		126,425
Machinery-Construction & Mining Total		126,425

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Diversified — 0.3%
Machinery-General Industry — 0.3%
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	75,000	79,875
Manitowoc Co., Inc.
	7.125% 11/01/13	115,000	114,713
			194,588
Machinery-Diversified Total			194,588
Miscellaneous Manufacturing — 0.5%
Diversified Manufacturing Operators — 0.0%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	25,000	30,313
			30,313
Firearms & Ammunition — 0.1%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	65,000	65,163
			65,163
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	85,000	81,175
Reddy Ice Corp.
	13.250% 11/01/15 (b)	60,000	61,650
Trimas Corp.
	9.750% 12/15/17 (b)	105,000	108,675
			251,500
Miscellaneous Manufacturing Total			346,976
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.3%
BWAY Corp.
	10.000% 04/15/14	75,000	80,625
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	75,000	78,000
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	45,000	46,913
			205,538
Containers-Paper/Plastic — 0.6%
Berry Plastics Holding Corp.
	8.875% 09/15/14	110,000	107,387

23

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	110,000	110,825
Graphic Packaging International, Inc.
	9.500% 06/15/17	105,000	112,087
Solo Cup Co.
	8.500% 02/15/14	105,000	102,638
			432,937
Packaging & Containers Total			638,475
Transportation — 1.1%
Transportation-Marine — 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	105,000	105,787
Ship Finance International Ltd.
	8.500% 12/15/13	80,000	79,200
Stena AB
	7.500% 11/01/13	75,000	76,875
Teekay Corp.
	8.500% 01/15/20	60,000	62,700
			324,562
Transportation-Railroad — 0.4%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	40,000	38,850
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	130,000	132,925
RailAmerica, Inc.
	9.250% 07/01/17	36,000	38,385
Union Pacific Corp.
	5.700% 08/15/18	60,000	63,140
			273,300
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	90,000	90,900
PHI, Inc.
	7.125% 04/15/13	70,000	67,988
			158,888
Transportation Total			756,750
INDUSTRIALS TOTAL			3,090,313

24

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.8%
Computers — 0.4%
Computer Services — 0.3%
Sungard Data Systems, Inc.
	9.125% 08/15/13	200,000	205,000
			205,000
Computers-Memory Devices — 0.1%
Seagate Technology International
	10.000% 05/01/14 (b)	40,000	45,300
			45,300
Computers Total			250,300
Networking Products — 0.1%
Networking Products — 0.1%
Cisco Systems, Inc.
	5.500% 01/15/40	65,000	62,333
	5.900% 02/15/39	40,000	40,610
			102,943
Networking Products Total			102,943
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
	9.250% 06/01/16	120,000	126,600
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (j)	70,308	72,228
			198,828
Semiconductors Total			198,828
Software — 0.0%
Enterprise Software/Services — 0.0%
Oracle Corp.
	6.500% 04/15/38	25,000	27,595
			27,595
Software Total			27,595
TECHNOLOGY TOTAL			579,666
UTILITIES — 2.1%
Electric — 2.0%
Electric-Generation — 0.4%
AES Corp.
	8.000% 10/15/17	80,000	81,200
Edison Mission Energy
	7.000% 05/15/17	65,000	45,337
Intergen NV
	9.000% 06/30/17 (b)	140,000	144,200
			270,737

25

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Integrated — 1.0%
CMS Energy Corp.
	6.875% 12/15/15	50,000	53,290
Commonwealth Edison Co.
	5.950% 08/15/16	50,000	54,806
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	50,000	56,407
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	125,000	130,313
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	75,000	77,813
Kansas City Power & Light Co.
	7.150% 04/01/19	35,000	40,167
Mirant Americas Generation LLC
	8.500% 10/01/21	210,000	197,400
Texas Competitive Electric Holdings Co. LLC
	10.250% 11/01/15	120,000	83,400
			693,596
Independent Power Producer — 0.6%
AES Corp.
	7.750% 03/01/14	115,000	117,588
Dynegy Holdings, Inc.
	7.750% 06/01/19	85,000	64,175
NRG Energy, Inc.
	7.375% 02/01/16	145,000	143,912
	7.375% 01/15/17	25,000	24,750
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	110,000	99,000
			449,425
Electric Total			1,413,758
Gas — 0.1%
Gas-Distribution — 0.1%
Atmos Energy Corp.
	8.500% 03/15/19	30,000	36,806

26

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	5,000		5,586
				42,392
Gas Total				42,392
UTILITIES TOTAL				1,456,150

	Total Corporate Fixed-Income Bonds & Notes (cost of $30,804,860)			32,868,153
Government & Agency Obligations — 41.7%
FOREIGN GOVERNMENT OBLIGATIONS — 28.8%
Banco Nacional de Desenvolvimento Economico e Social
	5.500% 07/12/20 (b)	150,000		148,500
European Investment Bank
	0.026% 09/21/11 (06/21/10) (c)(d)	JPY	46,000,000	490,057
	1.250% 09/20/12	JPY	30,000,000	328,243
	1.400% 06/20/17	JPY	52,700,000	577,907
	5.500% 12/07/11	GBP	210,000	341,081
Federal Republic of Germany
	4.250% 07/04/17	EUR	105,000	155,956
	5.000% 07/04/12	EUR	360,000	528,327
	6.000% 06/20/16	EUR	245,000	395,658
Federative Republic of Brazil
	7.375% 02/03/15	EUR	260,000	411,395
	8.500% 09/24/12	EUR	50,000	77,223
	8.750% 02/04/25	365,000		481,800
	11.000% 08/17/40	410,000		548,785
	12.500% 01/05/22	BRL	250,000	164,127
Government of Canada
	4.000% 06/01/16	CAD	265,000	273,746
	8.000% 06/01/23	CAD	165,000	230,568
Government of Japan
	1.400% 12/20/18	JPY	60,000,000	653,743
	1.500% 09/20/18	JPY	51,200,000	562,517
Government of New Zealand
	6.000% 05/15/21	NZD	530,000	375,548
	6.500% 04/15/13	NZD	170,000	127,305
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	22,000,000	240,804
International Finance Corp.
	7.500% 02/28/13	AUD	335,000	322,341
Kingdom of Belgium
	3.250% 09/28/16	EUR	225,000	312,390

27

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Netherlands
	4.000% 07/15/16	EUR	60,000	87,390
Kingdom of Norway
	4.250% 05/19/17	NOK	3,670,000	646,652
Kingdom of Spain
	3.800% 01/31/17	EUR	190,000	264,836
Kingdom of Sweden
	3.750% 08/12/17	SEK	1,400,000	204,976
Pemex Project Funding Master Trust
	5.750% 03/01/18	230,000		236,703
Penerbangan Malaysia Bhd
	5.625% 03/15/16	110,000		119,207
Province of British Columbia
	5.700% 06/18/29	CAD	100,000	110,441
Republic of Argentina
	8.280% 12/31/33	126,890		95,168
Republic of Bulgaria
	8.250% 01/15/15	90,000		105,958
Republic of Colombia
	7.375% 03/18/19	130,000		149,500
	8.125% 05/21/24	145,000		174,000
	9.750% 04/09/11	175,541		187,829
Republic of Finland
	4.250% 07/04/15	EUR	120,000	176,949
Republic of France
	4.000% 04/25/13	EUR	295,000	428,046
	5.500% 04/25/29	EUR	250,000	407,204
Republic of Hungary
	4.750% 02/03/15	80,000		82,286
Republic of Indonesia
	5.875% 03/13/20 (b)	245,000		254,188
	6.625% 02/17/37	100,000		102,040
	7.250% 04/20/15 (b)	110,000		124,850
	10.375% 05/04/14 (b)	310,000		385,175
Republic of Italy
	5.250% 08/01/17	EUR	450,000	689,571
Republic of Panama
	8.875% 09/30/27	485,000		625,650
Republic of Peru
	7.350% 07/21/25	100,000		116,000
	8.375% 05/03/16	450,000		547,425

28

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Philippines
	6.500% 01/20/20	190,000		204,725
	8.875% 03/17/15	400,000		493,000
Republic of Poland
	5.500% 10/25/19	PLN	490,000	171,314
	6.250% 10/24/15	PLN	1,260,000	464,434
Republic of South Africa
	5.500% 03/09/20	100,000		101,250
	13.000% 08/31/10	ZAR	576,666	81,202
	13.000% 08/31/11	ZAR	576,667	85,584
Republic of Turkey
	7.000% 09/26/16	180,000		199,800
	7.375% 02/05/25	320,000		356,416
	7.500% 07/14/17	90,000		102,600
Republic of Uruguay
	PIK,
	7.875% 01/15/33	300,000		348,000
Republic of Venezuela
	9.250% 09/15/27	790,000		618,175
Russian Federation
	7.500% 03/31/30	869,400		1,002,070
	12.750% 06/24/28	250,000		443,775
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	135,000	121,922
	6.000% 06/15/20	AUD	140,000	126,192
United Kingdom Treasury
	5.000% 03/07/25	GBP	160,000	259,772
United Mexican States
	6.050% 01/11/40	240,000		239,400
	11.375% 09/15/16	370,000		519,850
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				20,009,546
U.S. GOVERNMENT OBLIGATIONS — 12.9%
U.S. Treasury Bonds
	7.500% 11/15/24 (k)	1,210,000		1,624,993
	8.750% 05/15/17 (k)	3,100,000		4,189,842

29

		Par (a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Notes
	4.250% 09/30/12	950,000	1,019,246
	5.000% 02/15/11	2,065,000	2,148,164
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,982,245

	Total Government & Agency Obligations (cost of $26,724,349)		28,991,791
Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	52,633	60,764
Federal National Mortgage Association
	4.000% 01/01/39	900,999	874,495
	5.000% 09/01/37	890,192	919,751
	6.000% 02/01/37	645,135	688,590
	6.500% 11/01/36	1,370,668	1,489,551

	Total Mortgage-Backed Securities (cost of $3,884,660)		4,033,151
Commercial Mortgage-Backed Securities — 1.0%
COMMERCIAL MORTGAGE - BACKED SECURITIES — 1.0%
GS Mortgage Securities Corp. II
	4.751% 07/10/39	175,000	176,686
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.790% 06/12/43 (04/01/10) (c)(d)	175,000	188,098
Morgan Stanley Capital I
	4.989% 08/13/42	175,000	178,189
Wachovia Bank Commercial Mortgage Trust
	5.209% 10/15/44 (04/01/10) (c)(d)	175,000	180,180

	Total Commercial Mortgage-Backed Securities (cost of $722,709)		723,153
Asset-Backed Security — 0.4%
GMAC Mortgage Corp.
	4.865% 09/25/34 (04/01/10) (c)(d)	391,236	297,741

	Total Asset-Backed Security (cost of $391,236)		297,741
Municipal Bonds — 0.4%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
	Series 2004,
	13.000% 10/01/11	350,000	236,659

30

		Par (a)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	30,000	27,613
CA State
	Series 2009,
	7.550% 04/01/39	10,000	10,399
	Total Municipal Bonds (cost of $390,777)		274,671

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (e)(l)(m)	2,000	—

	Total Common Stock (cost of $—)		—
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(e)(l)	2,891	29

	Total Preferred Stock (cost of $29)		29

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
	Jazztel PLC Expires 07/15/10 (b)(e)(l)(m)	95	—
FINANCIALS — 0.0%
Banks — 0.0%
	CNB Capital Trust I Expires 03/23/19 (b)(e)(l)	3,304	33

	Total Warrants (cost of $221)		33

		Shares
Securities Lending Collateral — 5.4%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.219%) (n)	3,744,994	3,744,994

	Total Securities Lending Collateral (cost of $3,744,994)		3,744,994

31

		Par (a)	Value ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 04/22/10, market value $1,054,473 (repurchase proceeds $1,032,000)	1,032,000	1,032,000

	Total Short-Term Obligation (cost of $1,032,000)		1,032,000

	Total Investments — 103.4% (cost of $67,695,835)(o)(p)		71,965,716

	Obligation to Return Collateral for Securities Loaned — (5.4)%		(3,744,994)

	Other Assets & Liabilities, Net — 2.0%		1,391,040

	Net Assets — 100.0%		69,611,762

32

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at a fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

33

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$2,860,652	$—	$2,860,652
Communications	—	6,050,207	7,080	6,057,287
Consumer Cyclical	—	3,865,472	—	3,865,472
Consumer Non-Cyclical	—	3,829,335	—	3,829,335
Energy	—	5,545,527	—	5,545,527
Financials	—	5,583,751	—	5,583,751
Industrials	—	3,090,313	—	3,090,313
Technology	—	579,666	—	579,666
Utilities	—	1,456,150	—	1,456,150
Total Corporate Fixed-Income Bonds & Notes	—	32,861,073	7,080	32,868,153
Government & Agency Obligations
Foreign Government Obligations	—	20,009,546	—	20,009,546
U.S. Government Obligations	8,982,245	—	—	8,982,245
Total Government & Agency Obligations	8,982,245	20,009,546	—	28,991,791
Total Mortgage-Backed Securities	—	4,033,151	—	4,033,151
Total Commercial Mortgage-Backed Securities	—	723,153	—	723,153
Total Asset-Backed Security	—	297,741	—	297,741
Total Municipal Bonds	—	274,671	—	274,671
Total Common Stock	—	—	—	—
Total Preferred Stock	—	—	29	29
Total Warrants	—	—	33	33
Total Securities Lending Collateral	3,744,994	—	—	3,744,994
Total Short-Term Obligation	—	1,032,000	—	1,032,000
Total Investments	12,727,239	59,231,335	7,142	71,965,716
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	44,344	—	44,344
Value of Credit Default Swap Contracts	—	(4,884)	—	(4,884)
Total	$12,727,239	$59,270,795	$7,142	$72,005,176

34

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Preferred Stock, Warrants and Corporate Fixed Income Securities classified as Level 3 are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

The following table reconciles asset balances for the three months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Corporate Fixed Income Bonds & Notes
Communications	$5,400	$—	$—	$1,680	$—	$—	$—	$—	$7,080
Common Stock
Industrials	—	—	—	—	—	—	—	—	—
Preferred Stocks
Communications	29	—	—	—	—	—	—	—	29
Warrants
Communications	—	—	—	—	—	—	—	—	—
Financials	33	—	—	—	—	—	—	—	33
	$5,462	$—	$—	$1,680	$—	$—	$—	$—	$7,142

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at March 31, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $1,680.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

35

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid except for the following, amounted to $9,045,245, which represents 13.0% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06-09/27/06	$115,000	$116,050	$94,587
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	2,891	29	29
CNB Capital Trust I Expiring 03/23/19	04/01/09	3,304	33	33
Jazztel PLC Expiring 07/15/10	10/24/01	95	187	—
Local TV Finance LLC PIK, 9.250% 06/15/15	05/07/07-12/15/09	$110,250	103,908	72,214
Seminole Indian Tribe of Florida, 7.804% 10/01/20	09/26/07-10/04/07	$185,000	187,703	172,431
				$339,294

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of these securities amounted to $7,142, which represents less than 0.1% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued. At March 31, 2010, the value of these securities amounted to $132,375, which represents 0.2% of net assets.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2010, the value of this security was $46,250 which represents 0.1% of net assets.
(h)	Security purchased on a delayed delivery basis.
(i)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(j)	Loan participation agreement.
(k)	All or a portion of this security was on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 is $3,695,868.
(l)	Non-income producing security.
(m)	Security has no value.
(n)	Investment made with cash collateral received from securities lending activity.
(o)	Cost for federal income tax purposes is $68,250,426.
(p)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,069,445	$(1,354,155)	$3,715,290

36

Forward foreign currency exchange contracts outstanding on March 31, 2010, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation

EUR	$452,469	$454,721	04/09/10	$2,252
EUR	270,131	271,554	04/09/10	1,423
EUR	5,403	5,502	04/15/10	99
EUR	564,578	575,346	04/16/10	10,768
EUR	337,666	344,080	04/16/10	6,414
EUR	334,291	334,627	04/22/10	336
JPY	347,647	358,166	04/14/10	10,519
JPY	347,662	360,100	04/22/10	12,438
JPY	224,651	224,746	04/28/10	95
				$44,344

At March 31, 2010, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil
	12.250% 03/06/30	Buy	1.470%	09/20/14	$400,000	$—	$(4,884)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

37

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Value and Restructuring Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 4.9%
Household Durables — 2.8%
	Newell Rubbermaid, Inc.	2,313	35,157
	Stanley Black & Decker, Inc.	1,612	92,545
Household Durables Total			127,702
Multiline Retail — 0.1%
	Dollar General Corp. (a)	220	5,555
Multiline Retail Total			5,555
Specialty Retail — 2.0%
	TJX Companies, Inc.	2,065	87,804
Specialty Retail Total			87,804
CONSUMER DISCRETIONARY TOTAL			221,061
CONSUMER STAPLES — 6.5%
Food Products — 0.9%
	Dean Foods Co. (a)	1,370	21,495
	Dole Food Co., Inc. (a)	1,368	16,211
Food Products Total			37,706
Personal Products — 1.7%
	Avon Products, Inc.	2,240	75,869
Personal Products Total			75,869
Tobacco — 3.9%
	Lorillard, Inc.	2,340	176,062
Tobacco Total			176,062
CONSUMER STAPLES TOTAL			289,637
ENERGY — 23.2%
Oil, Gas & Consumable Fuels — 23.2%
	Alpha Natural Resources, Inc. (a)	3,595	179,355
	Anadarko Petroleum Corp.	1,460	106,332
	Cloud Peak Energy, Inc. (a)	682	11,348
	ConocoPhillips	1,840	94,153
	CONSOL Energy, Inc.	2,775	118,381
	Devon Energy Corp.	1,515	97,611
	El Paso Corp.	2,152	23,328
	Murphy Oil Corp.	670	37,647
	Noble Energy, Inc.	1,180	86,140
	PetroHawk Energy Corp. (a)	2,430	49,280
	Petroleo Brasileiro SA, ADR	4,575	203,542
	Rosetta Resources, Inc. (a)	870	20,489

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	W&T Offshore, Inc.	1,070	8,988
Oil, Gas & Consumable Fuels Total			1,036,594
ENERGY TOTAL			1,036,594
FINANCIALS — 16.4%
Capital Markets — 6.0%
	Apollo Investment Corp. (b)	2,600	33,098
	Goldman Sachs Group, Inc.	520	88,728
	Invesco Ltd.	3,635	79,643
	Morgan Stanley	2,255	66,049
Capital Markets Total			267,518
Commercial Banks — 2.0%
	Banco Santander SA, ADR	1,584	21,020
	PNC Financial Services Group, Inc.	1,188	70,923
Commercial Banks Total			91,943
Diversified Financial Services — 1.8%
	JPMorgan Chase & Co.	1,755	78,536
Diversified Financial Services Total			78,536
Insurance — 5.4%
	ACE Ltd.	2,270	118,721
	Loews Corp.	1,404	52,341
	MetLife, Inc.	1,670	72,378
Insurance Total			243,440
Real Estate Investment Trusts (REITs) — 1.2%
	DiamondRock Hospitality Co. (a)	3,033	30,664
	Host Hotels & Resorts, Inc.	1,456	21,330
Real Estate Investment Trusts (REITs) Total			51,994
FINANCIALS TOTAL			733,431
HEALTH CARE — 5.6%
Biotechnology — 0.4%
	Talecris Biotherapeutics Holdings Corp. (a)	868	17,291
Biotechnology Total			17,291
Health Care Equipment & Supplies — 1.5%
	Baxter International, Inc.	1,170	68,094
Health Care Equipment & Supplies Total			68,094
Health Care Providers & Services — 2.0%
	AmerisourceBergen Corp.	3,035	87,772
Health Care Providers & Services Total			87,772

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.7%
	Bristol-Myers Squibb Co.	2,869	76,602
Pharmaceuticals Total			76,602
HEALTH CARE TOTAL			249,759
INDUSTRIALS — 15.7%
Aerospace & Defense — 2.9%
	AerCap Holdings NV (a)	3,429	39,502
	United Technologies Corp.	1,195	87,964
Aerospace & Defense Total			127,466
Airlines — 1.6%
	Copa Holdings SA, Class A	1,165	70,832
Airlines Total			70,832
Construction & Engineering — 0.8%
	Aecom Technology Corp. (a)	1,255	35,604
Construction & Engineering Total			35,604
Industrial Conglomerates — 1.6%
	Tyco International Ltd.	1,895	72,484
Industrial Conglomerates Total			72,484
Machinery — 4.0%
	AGCO Corp. (a)	2,149	77,085
	Eaton Corp.	1,363	103,274
Machinery Total			180,359
Road & Rail — 4.4%
	Ryder System, Inc.	820	31,783
	Union Pacific Corp.	2,255	165,292
Road & Rail Total			197,075
Trading Companies & Distributors — 0.4%
	RSC Holdings, Inc. (a)	2,400	19,104
Trading Companies & Distributors Total			19,104
INDUSTRIALS TOTAL			702,924
INFORMATION TECHNOLOGY — 8.0%
Communications Equipment — 4.7%
	CommScope, Inc. (a)	1,825	51,137
	Harris Corp.	3,309	157,144
Communications Equipment Total			208,281
Computers & Peripherals — 2.8%
	International Business Machines Corp.	990	126,967
Computers & Peripherals Total			126,967

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.5%
	Corning, Inc.	1,050	21,221
Electronic Equipment, Instruments & Components Total			21,221
INFORMATION TECHNOLOGY TOTAL			356,469
MATERIALS — 13.2%
Chemicals — 4.4%
	Celanese Corp., Series A	3,070	97,779
	Lanxess AG	1,235	56,906
	PPG Industries, Inc.	665	43,491
Chemicals Total			198,176
Metals & Mining — 8.8%
	Freeport-McMoRan Copper & Gold, Inc.	1,095	91,476
	Grupo Mexico SAB de CV, Series B	33,771	90,439
	Schnitzer Steel Industries, Inc., Class A	795	41,761
	Southern Copper Corp.	3,230	102,294
	Vale SA, ADR	2,151	69,241
Metals & Mining Total			395,211
MATERIALS TOTAL			593,387
TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 0.6%
	Windstream Corp.	2,285	24,884
Diversified Telecommunication Services Total			24,884
Wireless Telecommunication Services — 3.7%
	America Movil SAB de CV, Series L, ADR	3,309	166,575
Wireless Telecommunication Services Total			166,575
TELECOMMUNICATION SERVICES TOTAL			191,459
UTILITIES — 0.4%
Electric Utilities — 0.4%
	Enel SpA	3,461	19,353
Electric Utilities Total			19,353
UTILITIES TOTAL			19,353

	Total Common Stocks (cost of $4,523,349)		4,394,074

4

		Shares	Value ($)
Convertible Preferred Stock — 0.3%
FINANCIALS — 0.3%
Diversified Financial Services — 0.3%
	Citigroup, Inc., 7.500%	115	14,016
Diversified Financial Services Total			14,016
FINANCIALS TOTAL			14,016

	Total Convertible Preferred Stock (cost of $11,696)		14,016

		Par ($)
Convertible Bond — 0.9%
CONSUMER CYCLICAL — 0.9%
Auto Manufacturers — 0.9%
Ford Motor Co.
	4.250% 11/15/16	28,000	41,895
Auto Manufacturers Total			41,895
CONSUMER CYCLICAL TOTAL			41,895

	Total Convertible Bond (cost of $28,500)		41,895

	Total Investments — 99.4% (cost of $4,563,545)(c)(d)		4,449,985

	Other Assets & Liabilities, Net — 0.6%		25,517

	Net Assets — 100.0%		4,475,502

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$221,061	$—	$—	$221,061
Consumer Staples	289,637	—	—	289,637
Energy	1,036,594	—	—	1,036,594
Financials	733,431	—	—	733,431
Health Care	249,759	—	—	249,759
Industrials	702,924	—	—	702,924
Information Technology	356,469	—	—	356,469
Materials	536,481	56,906	—	593,387
Telecommunication Services	191,459	—	—	191,459
Utilities	—	19,353	—	19,353
Total Common Stocks	4,317,815	76,259	—	4,394,074
Total Convertible Preferred Stock	14,016	—	—	14,016
Total Convertible Bond	—	41,895	—	41,895
Total Investments	$4,331,831	$118,154	$—	$4,449,985

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	Non-income producing security.
(b)	Closed-end Management Investment Company.
(c)	Cost for federal income tax purposes is $4,563,545.
(d)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$454,531	$(568,091)	$(113,560)

Acronym	Name

ADR	American Depositary Receipt

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2010